Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	3M CO
Entity Central Index Key	0000066740
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 69.4	$ 61.9
Entity Common Stock, Shares Outstanding		689,990,255
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 29,904	$ 29,611	$ 26,662
Operating expenses
Cost of sales	15,685	15,693	13,831
Selling, general and administrative expenses	6,102	6,170	5,479
Research, development and related expenses	1,634	1,570	1,434
Total operating expenses	23,421	23,433	20,744
Operating income	6,483	6,178	5,918
Interest expense and income
Interest expense	171	186	201
Interest income	(39)	(39)	(38)
Total interest expense - net	132	147	163
Income before income taxes	6,351	6,031	5,755
Tax effect	1,840	1,674	1,592
Net income including noncontrolling interest	4,511	4,357	4,163
Less: Net income attributable to noncontrolling interest	67	74	78
Net income attributable to 3M	$ 4,444	$ 4,283	$ 4,085
Weighted average 3M common shares outstanding - basic (in shares)	693.9	708.5	713.7
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 6.4	$ 6.05	$ 5.72
Weighted average 3M common shares outstanding - diluted (in shares)	703.3	719	725.5
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 6.32	$ 5.96	$ 5.63
Cash dividends paid per 3M common share (in dollars per share)	$ 2.36	$ 2.2	$ 2.1

Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income (Loss)
Net income including noncontrolling interest	$ 4,511	$ 4,357	$ 4,163
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	71	(250)	244
Defined benefit pension and postretirement plans adjustment	201	(1,280)	(42)
Debt and equity securities, unrealized gain (loss)	4	0	3
Cash flow hedging instruments, unrealized gain (loss)	(45)	54	4
Total other comprehensive income (loss), net of tax	231	(1,476)	209
Comprehensive income (loss) including noncontrolling interest	4,742	2,881	4,372
Comprehensive (income) loss attributable to noncontrolling interest	(23)	(80)	(115)
Comprehensive income (loss) attributable to 3M	$ 4,719	$ 2,801	$ 4,257

Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2,883	$ 2,219
Marketable securities - current	1,648	1,461
Accounts receivable - net of allowances of $105 and $108	4,061	3,867
Inventories
Finished goods	1,754	1,536
Work in process	1,186	1,061
Raw materials and supplies	897	819
Total inventories	3,837	3,416
Other current assets	1,201	1,277
Total current assets	13,630	12,240
Marketable securities - non-current	1,162	896
Investments	163	155
Property, plant and equipment	22,525	21,166
Less: Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	8,378	7,666
Goodwill	7,385	7,047
Intangible assets - net	1,925	1,916
Prepaid pension benefits	16	40
Other assets	1,217	1,656
Total assets	33,876	31,616
Current liabilities
Short-term borrowings and current portion of long-term debt	1,085	682
Accounts payable	1,762	1,643
Accrued payroll	701	676
Accrued income taxes	371	355
Other current liabilities	2,281	2,085
Total current liabilities	6,200	5,441
Long-term debt	4,916	4,484
Pension and postretirement benefits	3,086	3,972
Other liabilities	1,634	1,857
Total liabilities	15,836	15,754
Commitments and contingencies (Note 13)
3M Company shareholders' equity:
Common stock par value, $.01 par value, Shares outstanding - 2012: 687,091,650; Shares outstanding - 2011: 694,970,041	9	9
Additional paid-in capital	4,044	3,767
Retained earnings	30,679	28,348
Treasury stock	(12,407)	(11,679)
Accumulated other comprehensive income (loss)	(4,750)	(5,025)
Total 3M Company shareholders' equity	17,575	15,420
Noncontrolling interest	465	442
Total equity	18,040	15,862
Total liabilities and equity	$ 33,876	$ 31,616

Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued (in shares)	944,033,056	944,033,056
Treasury stock (in shares)	256,941,406	249,063,015
Allowances for doubtful accounts receivable	$ 105	$ 108
Common stock, shares outstanding (in shares)	687,091,650	694,970,041

Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at the beginning of the period at Dec. 31, 2009	$ 13,302	$ 3,162	$ 23,753	$ (10,397)	$ (3,754)	$ 538
Increase (decrease) in equity
Net income	4,163		4,085			78
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	244				205	39
Defined benefit pension and postretirement plans adjustment	(42)				(40)	(2)
Debt and equity securities - unrealized gain (loss)	3				3	0
Cash flow hedging instruments - unrealized gain (loss)	4				4	0
Total other comprehensive income (loss), net of tax	209
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,500)		(1,500)
Stock-based compensation, net of tax impacts	311	311
Reacquired stock	(880)			(880)
Issuances pursuant to stock option and benefit plans	668		(343)	1,011
Purchase of subsidiary shares and transfers from noncontrolling interest	(256)	4			39	(299)
Balance at the end of the period at Dec. 31, 2010	16,017	3,477	25,995	(10,266)	(3,543)	354
Increase (decrease) in equity
Net income	4,357		4,283			74
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	(250)				(260)	10
Defined benefit pension and postretirement plans adjustment	(1,280)				(1,276)	(4)
Debt and equity securities - unrealized gain (loss)	0				0	0
Cash flow hedging instruments - unrealized gain (loss)	54				54	0
Total other comprehensive income (loss), net of tax	(1,476)
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,555)		(1,555)
Stock-based compensation, net of tax impacts	300	300
Reacquired stock	(2,694)			(2,694)
Issuances pursuant to stock option and benefit plans	906		(375)	1,281
Business combination allocation to noncontrolling interest	56					56
Purchase and sale of subsidiary shares - net	(49)	(1)				(48)
Balance at the end of the period at Dec. 31, 2011	15,862	3,776	28,348	(11,679)	(5,025)	442
Increase (decrease) in equity
Net income	4,511		4,444			67
Other comprehensive income (loss), net of tax
Cumulative translation adjustment	71				116	(45)
Defined benefit pension and postretirement plans adjustment	201				200	1
Debt and equity securities - unrealized gain (loss)	4				4	0
Cash flow hedging instruments - unrealized gain (loss)	(45)				(45)	0
Total other comprehensive income (loss), net of tax	231
Dividends paid ($2.10, $2.20 and $2.36 per share in 2010, 2011 and 2012)	(1,635)		(1,635)
Stock-based compensation, net of tax impacts	277	277
Reacquired stock	(2,220)			(2,220)
Issuances pursuant to stock option and benefit plans	1,014		(478)	1,492
Balance at the end of the period at Dec. 31, 2012	$ 18,040	$ 4,053	$ 30,679	$ (12,407)	$ (4,750)	$ 465

Consolidated Statement Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity
Cash dividends paid per 3M common share (in dollars per share)	$ 2.36	$ 2.2	$ 2.1

Supplemental Share Information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Share Information Treasury Stock
Treasury Stock, Shares, Beginning balance	249,063,015	232,055,448	233,433,937
Reacquired stock	25,054,207	31,331,469	10,572,666
Issuances pursuant to stock options and benefit plans	(17,175,816)	(14,323,902)	(11,951,155)
Treasury Stock, Shares, Ending balance	256,941,406	249,063,015	232,055,448

Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,511	$ 4,357	$ 4,163
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,288	1,236	1,120
Company pension and postretirement contributions	(1,146)	(582)	(618)
Company pension and postretirement expense	650	555	322
Stock-based compensation expense	223	253	274
Deferred income taxes	33	177	(170)
Excess tax benefits from stock-based compensation	(62)	(53)	(53)
Changes in assets and liabilities
Accounts receivable	(133)	(205)	(189)
Inventories	(251)	(196)	(404)
Accounts payable	72	(83)	146
Accrued income taxes (current and long-term)	90	(45)	255
Product and other insurance receivables and claims	(32)	9	49
Other - net	57	(139)	279
Net cash provided by operating activities	5,300	5,284	5,174
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,484)	(1,379)	(1,091)
Proceeds from sale of PP&E and other assets	41	55	25
Acquisitions, net of cash acquired	(1,046)	(649)	(1,830)
Purchases of marketable securities and investments	(5,492)	(4,162)	(3,287)
Proceeds from sale of marketable securities and investments	3,151	1,679	1,995
Proceeds from maturities of marketable securities	2,130	1,738	1,565
Other investing	14	0	(3)
Net cash used in investing activities	(2,686)	(2,718)	(2,626)
Cash Flows from Financing Activities
Change in short-term debt - net	(36)	11	(24)
Repayment of debt (maturities greater than 90 days)	(612)	(1,429)	(556)
Proceeds from debt (maturities greater than 90 days)	1,370	1,111	108
Purchases of treasury stock	(2,204)	(2,701)	(854)
Proceeds from issuances of treasury stock pursuant to stock option and benefit plans	1,012	902	666
Dividends paid to shareholders	(1,635)	(1,555)	(1,500)
Excess tax benefits from stock-based compensation	62	53	53
Other - net	(15)	(67)	(77)
Net cash used in financing activities	(2,058)	(3,675)	(2,184)
Effect of exchange rate changes on cash and cash equivalents	108	(49)	(27)
Net increase/(decrease) in cash and cash equivalents	664	(1,158)	337
Cash and cash equivalents at beginning of year	2,219	3,377	3,040
Cash and cash equivalents at end of year	$ 2,883	$ 2,219	$ 3,377

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

NOTE 1. Significant Accounting Policies

Consolidation: 3M is a diversified global manufacturer, technology innovator and marketer of a wide variety of products. All subsidiaries are consolidated. All significant intercompany transactions are eliminated. As used herein, the term “3M” or “Company” refers to 3M Company and subsidiaries unless the context indicates otherwise.

Foreign currency translation: Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Although local currencies are typically considered as the functional currencies outside the United States, under Accounting Standards Codification (ASC) 830, Foreign Currency Matters, the reporting currency of a foreign entity's parent is assumed to be that entity's functional currency when the economic environment of a foreign entity is highly inflationary—generally when its cumulative inflation is approximately 100 percent or more for the three years that precede the beginning of a reporting period. 3M has a subsidiary in Venezuela with operating income representing less than 1.0 percent of 3M's consolidated operating income for 2012. 3M determined that the cumulative inflation rate of Venezuela in November 2009 and since has exceeded 100 percent. Accordingly, the financial statements of the Venezuelan subsidiary were remeasured as if its functional currency were that of its parent beginning January 1, 2010.

Regulations in Venezuela require the purchase and sale of foreign currency to be made at official rates of exchange that are fixed from time to time by the Venezuelan government. Certain laws in the country, however, provided an exemption for the purchase and sale of certain securities and resulted in an indirect “parallel” market through which companies obtained foreign currency without having to purchase it from Venezuela's Commission for the Administration of Foreign Exchange (CADIVI). In May 2010, the Venezuelan government took control of the previously freely-traded parallel market. The government-controlled rate that emerged under the new Transaction System for Foreign Currency Denominated Securities (SITME) is not as unfavorable as the previous parallel rate in comparison to the official rates. As previously disclosed, as of December 31, 2009 (prior to the change in functional currency of 3M's Venezuelan subsidiary in January 2010), 3M changed to use of the parallel exchange rate for translation of the financial statements of its Venezuelan subsidiary. Beginning January 1, 2010, as discussed above, the financial statements of the Venezuelan subsidiary are remeasured as if its functional currency were that of its parent. This remeasurement utilized the parallel rate through May 2010 and the SITME rate thereafter.

The Company continues to monitor circumstances relative to its Venezuelan subsidiary. Other factors notwithstanding, the change in functional currency of this subsidiary and associated remeasurement beginning January 1, 2010 as a result of Venezuela's economic environment decreased net sales of the Venezuelan subsidiary by approximately two-thirds in 2010 in comparison to 2009 (based on exchange rates at 2009 year-end), but did not otherwise have a material impact on operating income and 3M's consolidated results of operations.

Reclassifications: Certain amounts in the prior years' consolidated financial statements have been reclassified to conform to the current year presentation.

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and cash equivalents: Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when acquired.

Marketable securities: The classification of marketable securities as current or non-current is dependent upon management's intended holding period, the security's maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. 3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders' equity. Such an unrealized loss does not reduce net income for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

Investments: Investments primarily include equity method, cost method, and available-for-sale equity investments. Available-for-sale investments are recorded at fair value. Unrealized gains and losses relating to investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Other assets: Other assets include deferred income taxes, product and other insurance receivables, the cash surrender value of life insurance policies, and other long-term assets. Investments in life insurance are reported at the amount that could be realized under contract at the balance sheet date, with any changes in cash surrender value or contract value during the period accounted for as an adjustment of premiums paid. Cash outflows and inflows associated with life insurance activity are included in “Purchases of marketable securities and investments” and “Proceeds from sale of marketable securities and investments,” respectively.

Inventories: Inventories are stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis.

Property, plant and equipment: Property, plant and equipment, including capitalized interest and internal engineering costs, are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of buildings and improvements primarily range from 10 to 40 years, with the majority in the range of 20 to 40 years. The estimated useful lives of machinery and equipment primarily range from three to 15 years, with the majority in the range of five to 10 years. Fully depreciated assets are retained in property and accumulated depreciation accounts until disposal. Upon disposal, assets and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operations. Property, plant and equipment amounts are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss recorded is calculated by the excess of the asset's carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Conditional asset retirement obligations: A liability is initially recorded at fair value for an asset retirement obligation associated with the retirement of tangible long-lived assets in the period in which it is incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations exist for certain long-term assets of the Company. The obligation is initially measured at fair value using expected present value techniques. Over time the liabilities are accreted for the change in their present value and the initial capitalized costs are depreciated over the remaining useful lives of the related assets. The asset retirement obligation liability was $86 million and $79 million at December 31, 2012 and 2011, respectively.

Goodwill: Goodwill is the excess of cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually in the fourth quarter of each year, and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level, with all goodwill assigned to a reporting unit. Reporting units are one level below the business segment level, but can be combined when reporting units within the same segment have similar economic characteristics. 3M did not combine any of its reporting units for impairment testing. An impairment loss generally would be recognized when the carrying amount of the reporting unit's net assets exceeds the estimated fair value of the reporting unit. The estimated fair value of a reporting unit is determined using earnings for the reporting unit multiplied by a price/earnings ratio for comparable industry groups, or by using a discounted cash flow analysis.

Intangible assets: Intangible assets include patents, tradenames and other intangible assets acquired from an independent party. Intangible assets with an indefinite life, namely certain tradenames, are not amortized. Intangible assets with a definite life are amortized over a period ranging from one to 20 years generally on a straight line basis, unless another systematic and rational basis is more representative of the asset's use. Indefinite-lived intangible assets are tested for impairment annually, and are tested for impairment between annual tests if an event occurs or circumstances change that would indicate that the carrying amount may be impaired. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss recorded is calculated by the excess of the asset's carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis. Costs related to internally developed intangible assets, such as patents, are expensed as incurred, primarily in “Research, development and related expenses.”

Restructuring actions: Restructuring actions generally include significant actions involving employee-related severance charges, contract termination costs, and impairment of assets associated with such actions. Employee-related severance charges are largely based upon distributed employment policies and substantive severance plans. These charges are reflected in the quarter when the actions are probable and the amounts are estimable, which typically is when management approves the associated actions. Severance amounts for which affected employees were required to render service in order to receive benefits at their termination dates were measured at the date such benefits were communicated to the applicable employees and recognized as expense over the employees' remaining service periods. Contract termination and other charges primarily reflect costs to terminate a contract before the end of its term (measured at fair value at the time the Company provided notice to the counterparty) or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company. Asset impairment charges related to intangible assets and property, plant and equipment reflect the excess of the assets' carrying values over their fair values.

Revenue (sales) recognition: The Company sells a wide range of products to a diversified base of customers around the world and has no material concentration of credit risk. Revenue is recognized when the risks and rewards of ownership have substantively transferred to customers. This condition normally is met when the product has been delivered or upon performance of services. The Company records estimated reductions to revenue or records expense for customer and distributor incentives, primarily comprised of rebates and free goods, at the time of the initial sale. These sales incentives are accounted for in accordance with ASC 605, Revenue Recognition. The estimated reductions of revenue for rebates are based on the sales terms, historical experience, trend analysis and projected market conditions in the various markets served. Since the Company serves numerous markets, the rebate programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. Free goods are accounted for as an expense and recorded in cost of sales. Sales, use, value-added and other excise taxes are not recognized in revenue.

The vast majority of 3M's sales agreements are for standard products and services with customer acceptance occurring upon delivery of the product or performance of the service. However, to a limited extent 3M also enters into agreements that involve multiple elements (such as equipment, installation and service), software, or non-standard terms and conditions.

For non-software multiple-element arrangements, in connection with 3M's adoption on a prospective basis of Accounting Standards Updated (ASU) No. 2009-13, Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force, to new or materially modified arrangements beginning in 2011, the Company recognizes revenue for delivered elements when they have stand-alone value to the customer, they have been accepted by the customer, and for which there are only customary refund or return rights. Arrangement consideration is allocated to the deliverables by use of the relative selling price method. The selling price used for each deliverable is based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Estimated selling price is determined in a manner consistent with that used to establish the price to sell the deliverable on a standalone basis. For applicable pre-existing arrangements, 3M recognizes revenue for delivered elements when the fair values of the undelivered items are known and allocation of consideration to the delivered items is most often based on the residual method. In addition to the preceding conditions under ASU No. 2009-13 and for applicable pre-existing arrangements, equipment revenue is not recorded until the installation has been completed if equipment acceptance is dependent upon installation or if installation is essential to the functionality of the equipment. Installation revenues are not recorded until installation has been completed.

For arrangements (or portions of arrangements) falling within software revenue recognition standards and that do not involve significant production, modification, or customization, revenue for each software or software-related element is recognized when the Company has VSOE of the fair value of all of the undelivered elements and applicable criteria have been met for the delivered elements. When the arrangements involve significant production, modification or customization, long-term construction-type accounting involving proportional performance is generally employed.

For prepaid service contracts, sales revenue is recognized on a straight-line basis over the term of the contract, unless historical evidence indicates the costs are incurred on other than a straight-line basis. License fee revenue is recognized as earned, and no revenue is recognized until the inception of the license term.

On occasion, agreements will contain milestones, or 3M will recognize revenue based on proportional performance. For these agreements, and depending on the specifics, 3M may recognize revenue upon completion of a substantive milestone, or in proportion to costs incurred to date compared with the estimate of total costs to be incurred.

Accounts receivable and allowances: Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains allowances for bad debts, cash discounts, product returns and various other items. The allowance for doubtful accounts and product returns is based on the best estimate of the amount of probable credit losses in existing accounts receivable and anticipated sales returns. The Company determines the allowances based on historical write-off experience by industry and regional economic data and historical sales returns. The Company reviews the allowance for doubtful accounts monthly. The Company does not have any significant off-balance-sheet credit exposure related to its customers.

Advertising and merchandising: These costs are charged to operations in the period incurred, and totaled $482 million in 2012, $518 million in 2011 and $512 million in 2010.

Research, development and related expenses: These costs are charged to operations in the period incurred and are shown on a separate line of the Consolidated Statement of Income. Research, development and related expenses totaled $1.634 billion in 2012, $1.570 billion in 2011 and $1.434 billion in 2010. Research and development expenses, covering basic scientific research and the application of scientific advances in the development of new and improved products and their uses, totaled $1.079 billion in 2012, $1.036 billion in 2011 and $919 million in 2010. Related expenses primarily include technical support provided by 3M to customers who are using existing 3M products; internally developed patent costs, which include costs and fees incurred to prepare, file, secure and maintain patents; and amortization of acquired patents.

Internal-use software: The Company capitalizes direct costs of materials and services used in the development of internal-use software. Amounts capitalized are amortized over a period of three to seven years, generally on a straight-line basis, unless another systematic and rational basis is more representative of the software's use. Amounts are reported as a component of either machinery and equipment or capital leases within property, plant and equipment.

Environmental: Environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future revenues are expensed. Reserves for liabilities related to anticipated remediation costs are recorded on an undiscounted basis when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or the Company's commitment to a plan of action. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.

Income taxes: The provision for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. As of December 31, 2012 and 2011, the Company recorded $29 million and $82 million, respectively, of valuation allowances. The Company recognizes and measures its uncertain tax positions based on the rules under ASC 740, Income Taxes.

Earnings per share: The difference in the weighted average 3M shares outstanding for calculating basic and diluted earnings per share attributable to 3M common shareholders is the result of the dilution associated with the Company's stock-based compensation plans. Certain options outstanding under these stock-based compensation plans during the years 2012, 2011 and 2010 were not included in the computation of diluted earnings per share attributable to 3M common shareholders because they would not have had a dilutive effect (12.6 million average options for 2012, 17.4 million average options for 2011, and 26.3 million average options for 2010). The computations for basic and diluted earnings per share for the years ended December 31 follow:

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2012	2011	2010
Numerator:
Net income attributable to 3M	$4,444	$4,283	$4,085

Denominator:
Denominator for weighted average 3M common shares
outstanding – basic	693.9	708.5	713.7

Dilution associated with the Company’s stock-based
compensation plans	9.4	10.5	11.8

Denominator for weighted average 3M common shares
outstanding – diluted	703.3	719.0	725.5

Earnings per share attributable to 3M common shareholders – basic	$6.40	$6.05	$5.72
Earnings per share attributable to 3M common shareholders – diluted	$6.32	$5.96	$5.63

Stock-based compensation: The Company recognizes compensation expense for its stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees' Stock Purchase Plan (GESPP). Under applicable accounting standards, the fair value of share-based compensation is determined at the grant date and the recognition of the related expense is recorded over the period in which the share-based compensation vests. Refer to Note 14 for additional information.

Comprehensive income: Total comprehensive income and the components of accumulated other comprehensive income (loss) are presented in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Changes in Equity. Accumulated other comprehensive income (loss) is composed of foreign currency translation effects (including hedges of net investments in international companies), defined benefit pension and postretirement plan adjustments, unrealized gains and losses on available-for-sale debt and equity securities, and unrealized gains and losses on cash flow hedging instruments.

Derivatives and hedging activities: All derivative instruments within the scope of ASC 815, Derivatives and Hedging, are recorded on the balance sheet at fair value. The Company uses interest rate swaps, currency and commodity price swaps, and foreign currency forward and option contracts to manage risks generally associated with foreign exchange rate, interest rate and commodity market volatility. All hedging instruments that qualify for hedge accounting are designated and effective as hedges, in accordance with U.S. generally accepted accounting principles. If the underlying hedged transaction ceases to exist, all changes in fair value of the related derivatives that have not been settled are recognized in current earnings. Instruments that do not qualify for hedge accounting are marked to market with changes recognized in current earnings. Cash flows from derivative instruments are classified in the statement of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company does not hold or issue derivative financial instruments for trading purposes and is not a party to leveraged derivatives.

Credit risk: The Company is exposed to credit loss in the event of nonperformance by counterparties in interest rate swaps, currency swaps, commodity price swaps, and forward and option contracts. However, the Company's risk is limited to the fair value of the instruments. The Company actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting major international banks and financial institutions as counterparties. 3M enters into master netting arrangements with counterparties when possible to mitigate credit risk in derivative transactions. A master netting arrangement may allow each counterparty to net settle amounts owed between a 3M entity and the counterparty as a result of multiple, separate derivative transactions. The Company does not anticipate nonperformance by any of these counterparties. 3M has elected to present the fair value of derivative assets and liabilities within the Company's consolidated balance sheet on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation.

Fair value measurements: 3M follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Acquisitions: The Company accounts for business acquisitions in accordance with ASC 805, Business Combinations. This standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction and establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.

New Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2009-13, Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force, that provides amendments to the criteria for separating consideration in multiple-deliverable arrangements. As a result of these amendments, multiple-deliverable revenue arrangements are separated in more circumstances than under pre-existing U.S. GAAP. The ASU does this by establishing a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable is based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. A vendor is required to determine its best estimate of selling price in a manner that is consistent with that used to determine the price to sell the deliverable on a standalone basis. This ASU also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method, which allocates any discount in the overall arrangement proportionally to each deliverable based on its relative selling price. The ASU does not apply to arrangements for which industry specific allocation and measurement guidance exists, such as long-term construction contracts and software transactions. For 3M, ASU No. 2009-13 was effective beginning January 1, 2011. 3M elected to adopt the provisions of this standard prospectively to new or materially modified arrangements beginning on the effective date. The adoption of this standard did not have a material impact on 3M's consolidated results of operations or financial condition.

In October 2009, the FASB issued ASU No. 2009-14, Certain Revenue Arrangements That Include Software Elements—a consensus of the FASB Emerging Issues Task Force, that reduces the types of transactions that fall within the scope of software revenue recognition guidance. Pre-existing software revenue recognition guidance required that its provisions be applied to an entire arrangement involving the sale of any products or services containing or utilizing software when the software was considered more than incidental to the product or service. As a result of the amendments included in ASU No. 2009-14, many tangible products and services that rely on software are accounted for under the multiple-element arrangements revenue recognition guidance rather than under the software revenue recognition guidance. Under the ASU, the following components are excluded from the scope of software revenue recognition guidance: the tangible element of the product, software products bundled with tangible products where the software components and non-software components function together to deliver the product's essential functionality, and undelivered components that relate to software that is essential to the tangible product's functionality. The ASU also provides guidance on how to allocate transaction consideration when an arrangement contains both deliverables within the scope of software revenue guidance (software deliverables) and deliverables not within the scope of that guidance (non-software deliverables). For 3M, ASU No. 2009-14 was effective beginning January 1, 2011. 3M elected to adopt the provisions of this standard prospectively to new or materially modified arrangements beginning on the effective date. The adoption of this standard did not have a material impact on 3M's consolidated results of operations or financial condition.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures About Fair Value Measurements, that amends pre-existing disclosure requirements under ASC 820 by adding required disclosures about items transferring into and out of levels 1 and 2 in the fair value hierarchy; adding separate disclosures about purchases, sales, issuances, and settlements relative to level 3 measurements; and clarifying, among other things, the pre-existing fair value disclosures about the level of disaggregation. For 3M, this ASU was effective for the first quarter of 2010, except for the requirement to provide level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which was effective beginning the first quarter of 2011. Since this standard impacts disclosure requirements only, its adoption did not have a material impact on 3M's consolidated results of operations or financial condition.

In April 2010, the FASB issued ASU No. 2010-17, Milestone Method of Revenue Recognition—a consensus of the FASB Emerging Issues Task Force that recognizes the milestone method as an acceptable revenue recognition method for substantive milestones in research or development arrangements. This standard requires its provisions be met in order for an entity to recognize consideration that is contingent upon achievement of a substantive milestone as revenue in its entirety in the period in which the milestone is achieved. In addition, this ASU requires disclosure of certain information with respect to arrangements that contain milestones. For 3M, this standard was effective prospectively beginning January 1, 2011. The adoption of this standard did not have a material impact on 3M's consolidated results of operations or financial condition.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This standard clarifies guidance on how to measure fair value and is largely consistent with existing fair value measurement principles. The ASU also expands existing disclosure requirements for fair value measurements and makes other amendments. For 3M, this ASU was effective prospectively beginning January 1, 2012. The adoption of this standard did not have a material impact on 3M's consolidated results of operations or financial condition.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, and in December 2011 issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. These standards require entities to present items of net income and other comprehensive income either in a single continuous statement, or in separate, but consecutive, statements of net income and other comprehensive income. The new requirements do not change which components of comprehensive income are recognized in net income or other comprehensive income, or when an item of other comprehensive income must be reclassified to net income. Also, the earnings-per share computation does not change. However, the option under previous standards to report other comprehensive income and its components in the statement of changes in equity was eliminated. For 3M, these standards were effective retrospectively beginning January 1, 2012, with early adoption permitted. 3M adopted these standards in the fourth quarter of 2011. Since these standards impact presentation and disclosure requirements only, their adoption did not have a material impact on 3M's consolidated results of operations or financial condition.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. Under this standard, entities testing goodwill for impairment now have an option of performing a qualitative assessment before having to calculate the fair value of a reporting unit. If an entity determines, on the basis of qualitative factors, that the fair value of the reporting unit is more-likely-than-not less than the carrying amount, the existing quantitative impairment test is required. Otherwise, no further impairment testing is required. For 3M, this ASU was effective beginning January 1, 2012, with early adoption permitted under certain conditions. The adoption of this standard did not have a material impact on 3M's consolidated results of operations or financial condition.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures About Offsetting Assets and Liabilities, and in January 2013 issued ASU No. 2013-01, Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities. These standards created new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements, and securities lending transactions. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements are required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. For 3M, these ASUs were effective January 1, 2013 with retrospective application required. The requirements of these standards have been applied retrospectively to all periods presented in this Current Report on Form 8-K and are included in Note 11. Since these standards impact disclosure requirements only, their adoption did not have a material impact on 3M's consolidated results of operations or financial condition.

In July 2012, the FASB issued ASU No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment. Under this standard, entities testing long-lived intangible assets for impairment now have an option of performing a qualitative assessment to determine whether further impairment testing is necessary. If an entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is more-likely-than-not less than the carrying amount, the existing quantitative impairment test is required. Otherwise, no further impairment testing is required. For 3M, this ASU is effective beginning January 1, 2013, with early adoption permitted under certain conditions. The adoption of this standard is not expected to have a material impact on 3M's consolidated results of operations or financial condition.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under this standard, entities are required to disclose additional information with respect to changes in accumulated other comprehensive income (AOCI) balances by component and significant items reclassified out of AOCI. Expanded disclosures for presentation of changes in AOCI involve disaggregating the total change of each component of other comprehensive income (for example, unrealized gains or losses on available for sale marketable securities) as well as presenting separately for each such component the portion of the change in AOCI related to (1) amounts reclassified into income and (2) current-period other comprehensive income. Additionally, for amounts reclassified into income, disclosure in one location is required, based upon each specific AOCI component, of the amounts impacting individual income statement line items. Disclosure of the income statement line item impacts is required only for components of AOCI reclassified into income in their entirety. Therefore, disclosure of the income statement line items affected by AOCI components such as net periodic benefit costs is not included. The disclosures required with respect to income statement line item impacts are to be made in either the notes to the consolidated financial statements or parenthetically on the face of the financial statements. For 3M, this ASU was effective beginning January 1, 2013. The requirements of this standard have been applied retrospectively to all periods presented in this Current Form on Form 8-K and are included in Note 5. Because this standard only impacted presentation and disclosure requirements, its adoption did not have a material impact on 3M's consolidated results of operations or financial condition.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

NOTE 2. Acquisitions

3M makes acquisitions of certain businesses from time to time that the Company feels align with its strategic intent with respect to, among other factors, growth markets and adjacent product lines or technologies.

The impact on the consolidated balance sheet of the purchase price allocations related to acquisitions, including adjustments relative to other acquisitions within the allocation period, follows. The allocations of purchase price related to the acquisitions of the business purchased from Federal Signal Corp. in September 2012, and Ceradyne, Inc. in November 2012 are considered preliminary, largely with respect to certain acquired property, plant and equipment; intangible assets; and tax-related assets and liabilities. Adjustments in 2012 to the preliminary purchase price allocations of other acquisitions within the allocation period were not material and primarily related to the 2011 acquisitions of Winterthur Technologie AG and the business acquired from GPI Group.

	2012 Acquisition Activity
(Millions)		Other	Total
Asset (Liability)	Ceradyne, Inc.	Acquisitions
Accounts receivable	$55	$29	$84
Inventory	112	13	125
Other current assets	36	1	37
Marketable securities	250	―	250
Property, plant, and equipment	238	3	241
Purchased finite-lived intangible assets	127	86	213
Purchased indefinite-lived intangible assets	―	2	2
Purchased goodwill	198	141	339
Accounts payable and other liabilities, net of other assets	(100)	(27)	(127)
Interest bearing debt	(93)	(3)	(96)
Deferred tax asset/(liability)	(25)	3	(22)

Net assets acquired	$798	$248	$1,046

Supplemental information:
Cash paid	$850	$248	$1,098
Less: Cash acquired	52	―	52
Cash paid, net of cash acquired	$798	$248	$1,046

	2011 Acquisitions Activity
(Millions)	Winterthur	Other	Total
Asset (Liability)	Technologie AG	Acquisitions
Accounts receivable	$45	$61	$106
Inventory	69	59	128
Other current assets	6	36	42
Property, plant, and equipment	73	102	175
Purchased finite-lived intangible assets	226	116	342
Purchased goodwill	147	112	259
Accounts payable and other liabilities, net of other assets	(70)	(78)	(148)
Interest bearing debt	(79)	(24)	(103)
Deferred tax asset/(liability)	(58)	(28)	(86)

Net assets acquired	$359	$356	$715
Noncontrolling interest	(56)	―	(56)
Net assets acquired excluding noncontrolling interest	$303	$356	$659

Supplemental information:
Cash paid	$327	$376	$703
Less: Cash acquired	34	20	54
Cash paid, net of cash acquired	$293	$356	$649
Non-cash	10	―	10
Net assets acquired excluding noncontrolling interest	$303	$356	$659

	2010 Acquisitions Activity
		Attenti
(Millions)		Holdings	Cogent	Other
Asset (Liability)	Arizant Inc.	S.A.	Inc.	Acquisitions	Total
Accounts receivable	$15	$23	$34	$21	$93
Inventory	36	5	17	19	77
Other current assets	3	7	31	2	43
Marketable securities	―	―	380	―	380
Property, plant, and equipment	38	9	30	29	106
Purchased finite-lived intangible assets	362	90	142	69	663
Purchased goodwill	512	122	295	51	980
Accounts payable and other liabilities, net
of other assets	(29)	(12)	(88)	(35)	(164)
Interest bearing debt	(31)	(21)	―	(53)	(105)
Deferred tax asset/(liability)	(141)	(16)	(47)	(21)	(225)

Net assets acquired	$765	$207	$794	$82	$1,848

Supplemental information:
Cash paid	$776	$227	$946	$156	$2,105
Less: Cash acquired	11	20	152	92	275
Cash paid, net of cash acquired	$765	$207	$794	$64	$1,830
Non-cash (financed liability)	―	―	―	18	18
Net assets acquired	$765	$207	$794	$82	$1,848

Goodwill resulting from business combinations is largely attributable to the existing workforce of the acquired businesses and synergies expected to arise after 3M's acquisition of these businesses. In-process research and development associated with CodeRyte, Inc. is reflected in the preceding 2012 table as purchased indefinite-lived intangible assets. Pro forma information related to acquisitions was not included because the impact on the Company's consolidated results of operations was not considered to be material.

In addition to business combinations, 3M periodically acquires certain tangible and/or intangible assets and purchases interests in certain enterprises that do not otherwise qualify for accounting as business combinations. These transactions are largely reflected as additional asset purchase and investment activity.

2012 acquisitions:

During 2012, 3M completed three business combinations. The purchase price paid for these business combinations (net of cash acquired) and the impact of other matters (net) during 2012 aggregated to $1.046 billion.

(1) In April 2012, 3M (Health Care Business) purchased all of the outstanding shares of CodeRyte, Inc., an industry leader in clinical natural processing technology and computer-assisted coding solutions for healthcare outpatient providers, which is headquartered in Bethesda, Maryland.

(2) In September 2012, 3M (Safety and Graphics Business) purchased the net assets of Federal Signal Technologies Group from Federal Signal Corp., for a total purchase price of approximately $104 million. This business focuses on electronic toll collection and parking management hardware and software services, with primary facilities spread throughout the United States and in the U.K.

(3) In November 2012, 3M (Industrial Business) purchased all of the outstanding shares of Ceradyne, Inc. (Ceradyne) for $798 million, net of cash acquired. The net assets acquired in this transaction included $250 million of marketable securities and $93 million of debt, as indicated in the preceding 2012 table. Ceradyne, headquartered in Costa Mesa, California, is involved in the development and production of advanced technical ceramics for demanding applications in the automotive, oil and gas, solar, industrial, electronics and defense industries.

In December 2011, 3M (Consumer Business) entered into a definitive agreement to acquire the Office and Consumer Products business of Avery Dennison Corp. (Avery). 3M and Avery withdrew from the regulatory approval process for this acquisition in September 2012 and subsequently announced that they had terminated this agreement in October 2012. 3M has no remaining obligations resulting from the termination of this agreement.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2012 totaled $213 million. The associated finite-lived intangible assets acquired in 2012 will be amortized generally on a straight-line basis over a weighted-average life of 12 years (lives ranging from two to 20 years). Acquired in-process research and development and identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

2011 acquisitions:

During 2011, 3M completed nine business combinations. The purchase price paid for these business combinations (net of cash acquired) and the impact of other matters (net) during 2011 aggregated to $649 million.

(1) In January 2011, 3M (Industrial Business) purchased certain assets of Nida-Core Corp., a manufacturer of structural honeycomb core and fiber-reinforced foam core materials based in Port St. Lucie, Florida.

(2) In February 2011, 3M (Industrial Business) announced that it completed its acquisition of all of the outstanding shares of Alpha Beta Enterprise Co. Ltd., a manufacturer of box sealing tape and masking tape headquartered in Taipei, Taiwan.

(3) In February 2011, 3M (Consumer Business) purchased all of the outstanding shares of Hybrivet Systems Inc., a provider of instant-read products to detect lead and other contaminants and toxins, which is based in Natick, Massachusetts.

(4) In early March 2011, 3M (Industrial Business) acquired a controlling interest in Winterthur via completion of a public tender offer. Winterthur, based in Zug, Switzerland, is a leading global supplier of precision grinding technology serving customers in the area of hard-to-grind precision applications in industrial, automotive, aircraft and cutting tools. As of the settlement date of the tendered shares (the business acquisition date), 3M owned approximately 86 percent of Winterthur shares via the tender and previous open market share purchases. The purchase price paid in the preceding table includes non-cash consideration of $10 million representing the business acquisition date fair value of shares previously owned by 3M as of December 31, 2010 and cash consideration paid, net of cash acquired, of $293 million for subsequently tendered and open market purchased shares through the business acquisition date. Following the business acquisition date, 3M purchased the remaining outstanding shares of its consolidated Winterthur subsidiary, increasing 3M's ownership interest to 100 percent as of December 31, 2011 as discussed in Note 5.

(5) In April 2011, 3M (Electronics and Energy Business) purchased all of the outstanding shares of AP&T Co. Ltd., based in Korea, which provides advanced sputtering and plating services, materials and manufacturing capabilities for flexible circuits for the mobile hand-held, touch-screen panel and display markets.

(6) In April 2011, 3M (Safety and Graphics Business) purchased all of the outstanding shares of Original Wraps Inc., a company specializing in the creative business development, technology and design of personalization platforms for vehicles and vehicle accessories, which is based in Golden, Colorado.

(7) In July 2011, 3M (Industrial Business) purchased all of the outstanding shares of Advanced Chemistry & Technology Inc., a manufacturer of quick-cure, light-weight polysulfide sealants for aerospace applications, which is based in Garden Grove, California.

(8) In July 2011, 3M (Industrial Business) purchased certain assets of Piranha Plastics LLC, based in Santa Clara, California, which provides plastic molding and paint solutions to the automotive aftermarket.

(9) In October 2011, 3M (Consumer Business) acquired the do-it-yourself and professional business of GPI Group. GPI, headquartered in France, is a manufacturer and marketer of home improvement products such as tapes, hooks, insulation, and floor protection products and accessories.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2011 totaled $342 million. The associated finite-lived intangible assets acquired in 2011 will be amortized generally on a straight-line basis over a weighted-average life of 14 years (lives ranging from three to 20 years). Acquired identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

2010 acquisitions:

During 2010, 3M completed ten business combinations. The purchase price paid for these business combinations (net of cash acquired), contingent consideration paid for pre-2009 business combinations, and the impact of other matters (net) during 2010 aggregated to $1.83 billion. In addition, the Company recorded a financed liability of 1.7 billion Japanese Yen (approximately $18 million based on acquisition date exchange rates) as non-cash investing and financing activity, which related to April 2010 acquisition of the A-One branded label business and related operations (discussed further below).

(1) In January 2010, 3M (Consumer Business) purchased all of the outstanding shares of Incavas Industria de Cabos e Vassouras Ltda., a manufacturer of floor care products based in Rio Grande do Sul, Brazil.

(2) In April 2010, 3M (Consumer Business) purchased a majority stake in the A-One branded label business and related operations, which is headquartered in Tokyo, Japan and has manufacturing, distribution and sales locations around Japan. The terms of this acquisition included embedded mirroring put and call options for a fixed price and five-year term with respect to the remaining minority shares. Accordingly, 3M recorded this business combination as an acquisition of all outstanding interests with a corresponding five-year financed liability of 1.7 billion Japanese Yen relative to the embedded put/call option as of the acquisition date. The Company records interest on this liability, which is recorded in other liabilities, at an annual rate of 1%.

(3) In May 2010, 3M (Health Care Business) purchased certain assets of J.R. Phoenix Ltd., a manufacturer of hand hygiene and skin care products for health care and professional use based in Kitchener, Ontario, Canada.

(4) In June 2010, 3M (Industrial Business) purchased all of the outstanding shares of MTI PolyFab Inc., a manufacturer of thermal and acoustic insulation for the aerospace industry. MTI PolyFab Inc. is based in Mississauga, Ontario, Canada.

(5) In July 2010, 3M (Safety and Graphics Business) purchased all of the outstanding shares of Dailys Limited, a supplier of non-woven disposable protective clothing, primarily chemical protective coveralls for industrial use. Dailys Limited is based in Ellesmere Port, United Kingdom.

(6) In October 2010, 3M (Consumer Business) purchased certain assets of Ross Outdoor Sports Specialties, LLC, a Colorado-based manufacturer of fly fishing equipment and accessories.

(7) In October 2010, 3M (Health Care Business) purchased all of the outstanding shares of Hangzhou ORJ Medical Instrument and Material Co., Ltd., a manufacturer of orthodontic supplies based in Hangzhou, China.

(8) In October 2010, 3M (Health Care Business) purchased all of the outstanding shares of Arizant Inc., a manufacturer of patient warming solutions designed to prevent hypothermia in surgical settings based in Eden Prairie, Minnesota.

(9) In October 2010, 3M (Safety and Graphics Business) purchased all of the outstanding shares of Attenti Holdings S.A., a Tel Aviv, Israel-based supplier of remote people-monitoring technologies used for offender-monitoring applications and to assist eldercare facilities in monitoring and enhancing the safety of patients.

(10) In October 2010, 3M (Safety and Graphics Business) acquired a controlling interest in Cogent Inc. via a tender offer, and in December 2010 completed a second-step merger for the same amount per outstanding share as the tender offer, thereby acquiring the remaining noncontrolling interest in the company. Cogent Inc., based in Pasadena, California, is a provider of finger, palm, face and iris biometric systems for governments, law enforcement agencies, and commercial enterprises. The consideration paid in the preceding table includes $248 million related to the December 2010 acquisition of the remaining noncontrolling interest in Cogent, Inc. Net assets acquired in the Cogent Inc. transaction included $532 million of cash and marketable securities, as indicated in the preceding 2010 table.

Purchased identifiable intangible assets related to the acquisition activity in 2010 totaled $663 million. The associated finite-lived intangible assets acquired in 2010 will be amortized generally on a straight-line basis over a weighted-average life of 11 years (lives ranging from two to 17 years). Acquired identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

NOTE 3. Goodwill and Intangible Assets

Purchased goodwill from acquisitions totaled $327 million in 2012, $41 million of which is deductible for tax purposes. Purchased goodwill from acquisitions totaled $255 million in 2011, $7 million of which is deductible for tax purposes. The acquisition activity in the following table also includes the net impact of adjustments to the preliminary allocation of purchase price for prior year acquisitions, which increased goodwill by $12 million in 2012 and increased goodwill by $4 million in 2011. The amounts in the “Translation and other” column in the following table primarily relate to changes in foreign currency exchange rates. The goodwill balance by business segment follows:

Goodwill

	Dec. 31,	2011	2011	Dec. 31,	2012	2012	Dec. 31,
	2010	acquisition	translation	2011	acquisition	translation	2012
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$1,761	$205	$6	$1,972	$204	$(2)	$2,174
Safety and Graphics	1,746	3	(36)	1,713	41	(3)	1,751
Electronics and Energy	1,591	6	11	1,608	―	14	1,622
Health Care	1,517	3	(12)	1,508	88	2	1,598
Consumer	205	42	(1)	246	6	(12)	240
Total Company	$6,820	$259	$(32)	$7,047	$339	$(1)	$7,385

As discussed in Note 15, effective in the first quarter of 2013, 3M completed a realignment of its business segments. Concurrent with this business segment realignment, certain products were also moved between business segments, with the resulting impact reflected in the goodwill balances by business segment above for all periods presented. For any product moves that resulted in reporting unit changes, the Company applied the relative fair value method to determine the impact on goodwill of the associated reporting units. During the first quarter of 2013, the Company completed its assessment of any potential goodwill impairment for reporting units impacted by this new structure and determined that no impairment existed. The Company also completed its annual goodwill impairment test in the fourth quarter of 2012 for all reporting units and determined that no impairment existed. In addition, the Company had no impairments of goodwill in prior years.

Acquired Intangible Assets

For 2012, intangible assets (excluding goodwill) acquired through business combinations increased the gross carrying amount by $213 million. Balances are also impacted by changes in foreign currency exchange rates. The gross carrying amount and accumulated amortization of acquired intangible assets as of December 31, follow:

(Millions)	2012	2011
Patents	$596	$561
Other amortizable intangible assets (primarily tradenames and customer related
intangibles)	2,456	2,323
Total gross carrying amount	$3,052	$2,884

Accumulated amortization — patents	(421)	(374)
Accumulated amortization — other	(833)	(717)
Total accumulated amortization	$(1,254)	$(1,091)

Total finite-lived intangible assets — net	$1,798	$1,793

Non-amortizable intangible assets (primarily tradenames)	127	123
Total intangible assets — net	$1,925	$1,916

3M has certain tradenames that are not amortized because of the long-time established name recognition in their respective industries.

Amortization expense for the years ended December 31 follows:

(Millions)	2012	2011	2010
Amortization expense	$233	$235	$176

Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2012 follows:

						After
(Millions)	2013	2014	2015	2016	2017	2017
Amortization expense	$239	$214	$200	$186	$171	$788

The preceding expected amortization expense is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of intangible assets, accelerated amortization of intangible assets and other events. 3M expenses the costs incurred to renew or extend the term of intangible assets.

Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 4. Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $74 million at December 31, 2012, and $82 million at December 31, 2011. Accumulated depreciation for capital leases totaled $73 million and $60 million as of December 31, 2012, and 2011, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2012	2011
Other current assets
Prepaid expenses and other	$555	$676
Deferred income taxes	472	385
Derivative assets-current	49	107
Product and other insurance receivables	125	109
Total other current assets	$1,201	$1,277

Investments
Equity method	$105	$98
Cost method	47	47
Other investments	11	10
Total investments	$163	$155

Property, plant and equipment - at cost
Land	$413	$377
Buildings and leasehold improvements	6,975	6,587
Machinery and equipment	14,190	13,240
Construction in progress	791	814
Capital leases	156	148
Gross property, plant and equipment	22,525	21,166
Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	$8,378	$7,666

Other assets
Deferred income taxes	$578	$1,018
Product and other insurance receivables	139	151
Cash surrender value of life insurance policies	230	223
Other assets	270	264
Total other assets	$1,217	$1,656

Other current liabilities
Accrued trade payables	$516	$516
Deferred income	471	389
Derivative liabilities	106	49
Restructuring actions	31	6
Employee benefits and withholdings	178	160
Product and other claims	147	159
Property and other taxes	87	94
Pension and postretirement benefits	55	53
Deferred income taxes	45	23
Other	645	636
Total other current liabilities	$2,281	$2,085

Other liabilities
Long term income taxes payable	$454	$595
Employee benefits	332	351
Product and other claims	314	329
Capital lease obligations	71	79
Deferred income	29	19
Deferred income taxes	167	251
Other	267	233
Total other liabilities	$1,634	$1,857

Supplemental Equity and Comprehensive Income Information	12 Months Ended
Dec. 31, 2012
Supplemental Equity and Comprehensive Income Information
Supplemental Equity and Comprehensive Income Information

NOTE 5. Supplemental Equity and Comprehensive Income Information

Common stock ($.01 par value per share) of 3.0 billion shares is authorized, with 944,033,056 shares issued. Treasury stock is reported at cost, with 256,941,406 shares at December 31, 2012, 249,063,015 shares at December 31, 2011, and 232,055,448 shares at December 31, 2010. Preferred stock, without par value, of 10 million shares is authorized but unissued.

Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2009, net of tax	$122	$(3,831)	$(9)	$(36)	$(3,754)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	213	(374)	5	(9)	(165)
Amounts reclassified out	―	306	―	15	321
Total other comprehensive income (loss),
before tax	213	(68)	5	6	156
Tax effect	(8)	28	(2)	(2)	16
Total other comprehensive income (loss),
net of tax	205	(40)	3	4	172
Purchase of subsidiary shares, net of tax	47	(8)	―	―	39
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(50)	(2,765)
Amounts reclassified out	―	475	10	134	619
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	(10)	(75)
Amounts reclassified out	―	615	―	(59)	556
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Income taxes are not provided for foreign translation relating to permanent investments in international subsidiaries, but tax effects within cumulative translation does include impacts from items such as net investment hedge transactions. Reclassification adjustments are made to avoid double counting in comprehensive income items that are also recorded as part of net income.

Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1	$2		$(1)	See Note 10
Prior service benefit		84	75		85	See Note 10
Net actuarial loss		(700)	(552)		(390)	See Note 10
Total before tax		(615)	(475)		(306)
Tax effect		219	168		109	Provision for income taxes
Net of tax		$(396)	$(307)		$(197)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$(10)	$	―	Selling, general and administrative expenses
Total before tax		―	(10)		―
Tax effect		―	4		―	Provision for income taxes
Net of tax	$	―	$(6)	$	―

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$41	$(87)		$(39)	Cost of sales
Foreign currency forward contracts		29	(41)		33	Interest expense
Commodity price swap contracts		(10)	(6)		(9)	Cost of sales
Interest rate swap contracts		(1)	―		―	Interest expense
Total before tax		59	(134)		(15)
Tax effect		(21)	48		6	Provision for income taxes
Net of tax		$38	$(86)		$(9)
Total reclassifications for the period, net of tax		$(358)	$(399)		$(206)

Purchase and Sale of Subsidiary Shares and Transfers of Ownership Interests Involving Non-Wholly Owned Subsidiaries

As discussed in Note 2, in early March 2011, 3M acquired a controlling interest in Winterthur Technologie AG (Winterthur), making Winterthur a consolidated subsidiary as of that business acquisition date. Subsequent to this business acquisition date, 3M purchased additional outstanding shares of its Winterthur subsidiary increasing 3M's ownership interest from approximately 86 percent as of the business acquisition date to 100 percent as of December 31, 2011. The $57 million of cash paid in 2011 as a result of these additional purchases of Winterthur shares was classified as other financing activity in the consolidated statement of cash flows. These additional purchases did not result in a material transfer from noncontrolling interest to 3M Company shareholders' equity. In addition, during 2011, 3M sold a noncontrolling interest in a newly formed subsidiary for an immaterial amount, which was also classified as other financing activity in the consolidated statement of cash flows.

During the second half of 2009 and the first half of 2010, 3M effected a purchase of subsidiary shares and transfers of ownership interests to align activities in Japan and to simplify the Company's ownership structure. As a result of these activities, beginning in June 2010 the Company has a wholly owned subsidiary in the region in addition to its majority owned Sumitomo 3M Limited entity (Sumitomo 3M). Because the Company retained its controlling interest in the subsidiaries involved, these activities resulted in changes to 3M Company shareholders' equity and noncontrolling interest. These activities included the following:

  During the second half of 2009, a wholly owned subsidiary that, in turn, owned a portion of the Company's majority owned Sumitomo 3M, was transferred to another subsidiary (referred to herein as 3M HC) that was majority, rather than wholly, owned. Sumitomo 3M also owned a portion of 3M HC. As a result of the transaction, 3M's effective ownership in Sumitomo 3M was reduced from 75 percent to 71.5 percent. The transfer resulted in a decrease in 3M Company shareholders' equity and an increase in noncontrolling interest of $81 million in the second half of 2009.

  During the first quarter of 2010, majority owned 3M HC which, as a result of the transfer above owned a portion of the Company's majority owned Sumitomo 3M, transferred this interest to Sumitomo 3M. In addition, Sumitomo 3M purchased a portion of its shares held by its noncontrolling interest, Sumitomo Electric Industries, Ltd. (SEI), by paying cash of 5.8 billion Japanese Yen and entering into a note payable to SEI of 17.4 billion Japanese Yen (approximately $63 million and $188 million, respectively, based on applicable exchange rates at that time). As a result of these transactions, 3M's effective ownership in Sumitomo 3M was increased from 71.5 percent to 75 percent. The cash paid as a result of the purchase of Sumitomo 3M shares from SEI was classified as other financing activity in the consolidated statement of cash flows. The remainder of the purchase financed by the note payable to SEI was considered non-cash financing activity in the first quarter of 2010. These transactions resulted in an increase in 3M Company shareholders' equity of $22 million and a decrease in noncontrolling interest of $278 million in the first quarter of 2010.

  During the second quarter of 2010, majority owned Sumitomo 3M transferred its interest in 3M HC to 3M HC. As a result of this transaction, 3M HC became wholly owned by the Company. The transfer resulted in an increase in 3M Company shareholders' equity and a decrease in noncontrolling interest of $24 million in the second quarter of 2010.

3M also acquired the remaining noncontrolling interest of a previously majority owned subsidiary for an immaterial amount during the first half of 2010. In addition, as discussed in Note 2, in October 2010 3M acquired a controlling interest in Cogent Inc. via a tender offer and in December 2010 completed a second-step merger for the same amount per outstanding share as the tender offer, thereby acquiring the remaining noncontrolling interest in Cogent Inc. The resulting October 2010 increase and December 2010 decrease in noncontrolling interest associated with the Cogent Inc. transactions are presented netting to zero with respect to the amount impacting noncontrolling interest in the consolidated statement of changes in equity. However, the December 2010 transaction resulted in an immaterial transfer from noncontrolling interest to 3M Company shareholders' equity.

The following table summarizes the effects of the 2010 transactions on equity attributable to 3M Company shareholders.

(Millions)	2010
Net income attributable to 3M	$4,085
Transfers from noncontrolling interest	43
Change in 3M Company shareholders’ equity from net income attributable to 3M and
transfers from noncontrolling interest	$4,128

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

NOTE 6. Supplemental Cash Flow Information

(Millions)	2012	2011	2010
Cash income tax payments, net of refunds	$1,717	$1,542	$1,509
Cash interest payments	166	219	178
Capitalized interest	23	19	17

Cash interest payments include interest paid on debt and capital lease balances, including net interest payments/receipts related to accreted debt discounts/premiums, as well as net interest payments/receipts associated with interest rate swap contracts.

Individual amounts in the Consolidated Statement of Cash Flows exclude the impacts of acquisitions, divestitures and exchange rate impacts, which are presented separately.

Transactions related to investing and financing activities with significant non-cash components are as follows:

  During 2010, Sumitomo 3M purchased a portion of its shares held by its noncontrolling interest, Sumitomo Electric Industries, Ltd. (SEI), by paying cash of 5.8 billion Japanese Yen and entering into a note payable to SEI of 17.4 billion Japanese Yen. The cash paid as a result of the purchase of Sumitomo 3M shares from SEI was classified as other financing activity in the consolidated statement of cash flows. The remainder of the purchase financed by the note payable to SEI was considered non-cash financing activity in the first quarter of 2010. This is described in Note 5 in the section entitled “Purchase and Sale of Subsidiary Shares and Transfers of Ownership Interests Involving Non-Wholly Owned Subsidiaries”.

  Also in 2010, as discussed in Note 2, the Company recorded a financed liability of 1.7 billion Japanese Yen related to the A-One acquisition.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

NOTE 7. Income Taxes

Income Before Income Taxes

(Millions)	2012	2011	2010
United States	$2,902	$2,516	$2,778
International	3,449	3,515	2,977
Total	$6,351	$6,031	$5,755

Provision for Income Taxes

(Millions)	2012	2011	2010
Currently payable
Federal	$743	$431	$837
State	75	51	73
International	918	861	796
Deferred
Federal	(3)	181	55
State	10	12	43
International	97	138	(212)
Total	$1,840	$1,674	$1,592

Components of Deferred Tax Assets and Liabilities

(Millions)	2012	2011
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$115	$96
Product and other claims	161	155
Miscellaneous accruals	137	133
Pension costs	969	1,183
Stock-based compensation	415	483
Net operating/capital loss carryforwards	304	392
Foreign tax credits	285	286
Inventory	189	174
Other - net	18	―
Gross deferred tax assets	2,593	2,902
Valuation allowance	(29)	(82)
Total deferred tax assets	$2,564	$2,820

Deferred tax liabilities:
Product and other insurance receivables	$(60)	$(63)
Accelerated depreciation	(858)	(745)
Intangible amortization	(808)	(799)
Other	―	(84)
Total deferred tax liabilities	$(1,726)	$(1,691)

Net deferred tax assets	$838	$1,129

The net deferred tax assets are included as components of Other Current Assets, Other Assets, Other Current Liabilities, and Other Liabilities within the Consolidated Balance Sheet. See Note 4 “Supplemental Balance Sheet Information” for further details.

As of December 31, 2012, the Company had tax effected federal, state, and international operating loss, capital loss, and tax credit carryovers of approximately $43 million, $11 million, and $250 million (before valuation allowances), respectively. The federal tax attribute carryovers will expire after seventeen to nineteen years, the state after five to ten years, and the majority of international after seven years with the remaining international expiring in one year or with an indefinite carryover period. The tax attributes being carried over arise as certain jurisdictions may have tax losses or may have inabilities to utilize certain losses without the same type of taxable income. The Company has provided $29 million of valuation allowance against certain of these deferred tax assets based on management's determination that it is more-likely-than-not that the tax benefits related to these assets will not be realized. The valuation allowance was reduced in 2012 due to the closure of audits with certain taxing authorities.

During 2012, the Company contributed $1.079 billion to its U.S. and international pension plans and $67 million to its postretirement plans. During 2011, the Company contributed $517 million to its U.S. and international pension plans and $65 million to its postretirement plans. During 2010, the Company contributed $556 million to its U.S. and international pension plans and $62 million to its postretirement plans. The current income tax provision includes a benefit for the pension contributions; the deferred tax provision includes a cost for the related temporary difference.

Reconciliation of Effective Income Tax Rate

	2012	2011	2010
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.9	0.7	1.2
International income taxes - net	(4.2)	(4.6)	(7.1)
U.S. research and development credit	―	(0.5)	(0.2)
Reserves for tax contingencies	(1.9)	(1.2)	(0.5)
Medicare Modernization Act, one-time charge	―	―	1.5
Domestic Manufacturer's deduction	(1.2)	(1.5)	(1.4)
All other - net	0.4	(0.1)	(0.8)
Effective worldwide tax rate	29.0%	27.8%	27.7%

The effective tax rate for 2012 was 29.0 percent, compared to 27.8 percent in 2011, an increase of 1.2 percentage points. Various factors increased or decreased the effective tax rate when compared to the same periods last year. The primary factors that increased the Company's effective tax rate year-on-year include international taxes, specifically with respect to the corporate reorganization of a wholly owned international subsidiary (which benefited 2011), state income taxes, lower domestic manufacturer's deduction, and the lapse of the U.S. research and development credit. These and other factors, when compared to 2011, increased the 2012 effective tax rate by 2.1 percentage points. Factors that decreased the Company's effective tax rate year-on-year include international taxes as a result of changes to the geographic mix of income before taxes and adjustments to its income tax reserves. These factors, when compared to last year, decreased the effective tax rate 0.9 percentage points.

On January 2, 2013, the American Taxpayer Relief Act of 2012 was signed into law. Included in this Act was the extension of the research and development credit for years 2012 and 2013. As this Act was enacted during 2013, the impacts of this law are not included in the 2012 financial results. The Company anticipates a beneficial impact on the effective tax rate in 2013 for both the 2012 and 2013 research and development credit.

The effective tax rate for 2011 was 27.8 percent, compared to 27.7 percent in 2010, an increase of 0.1 percentage points. The year-on-year change in international income taxes increased the effective tax rate for 2011 when compared to 2010 by approximately 2.5 percentage points, which includes a partial offsetting benefit from the corporate reorganization of a wholly owned international subsidiary in 2011. This 2.5 percentage point net increase was due primarily to certain 2010 tax benefits, which did not repeat in 2011, related to net operating losses partially offset by a valuation allowance resulting from the 2010 corporate alignment transactions that allowed the Company to increase its ownership of a foreign subsidiary. These transactions are described in the section of Note 5 entitled "Purchase and Sale of Subsidiary Shares and Transfers of Ownership Interest Involving Non-Wholly Owned Subsidiaries". Other significant items impacting the year-on-year comparison include a one-time 2010 income tax charge of $84 million (discussed further below), which benefited the 2011 tax rate when compared to 2010 by 1.5 percentage points, as this charge did not repeat in 2011. The Company's effective tax rate also benefited during 2011 when compared to 2010 by approximately 0.7 percentage points from adjustments to its income tax reserves.

Under a Federal program (Medicare Modernization Act) that was established to encourage companies to provide retiree prescription drug coverage, many companies, including 3M, received a tax-advantaged subsidy. The tax advantage of the subsidy was eliminated by the Patient Protection and Affordable Care Act (H.R. 3590), including modifications included in the Health Care and Education Reconciliation Act of 2010 (collectively, the "Act'), which were enacted in March 2010. Although the elimination of this tax advantage does not take effect until 2013 under the Act, 3M was required to recognize the full accounting impact in its financial statements in the period in which the Act was enacted. Because future anticipated retiree health care liabilities and related tax subsidies are already reflected in 3M's financial statements, the change in law resulted in a reduction of the value of the company's deferred tax asset related to the subsidy. This reduction in value resulted in a one-time non-cash income tax charge to 3M's earnings in 2010 of approximately $84 million, or 12 cents per diluted share.

The Company files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.

The IRS completed its field examination of the Company's U.S. federal income tax returns for the years 2005 through 2007 in the fourth quarter of 2009. The Company protested certain IRS positions within these tax years and entered into the administrative appeals process with the IRS during the first quarter of 2010. During the first quarter of 2010, the IRS completed its field examination of the Company's U.S. federal income tax return for the 2008 year. The Company protested certain IRS positions for 2008 and entered into the administrative appeals process with the IRS during the second quarter of 2010. During the first quarter of 2011, the IRS completed its field examination of the Company's U.S. federal income tax return for the 2009 year. The Company protested certain IRS positions for 2009 and entered into the administrative appeals process with the IRS during the second quarter of 2011. During the first quarter of 2012, the IRS completed its field examination of the Company's U.S. federal income tax return for the 2010 year. The Company protested certain IRS positions for 2010 and entered into the administrative appeals process with the IRS during the second quarter of 2012. In December 2012, the Company received a statutory notice of deficiency for the 2006 year. The Company intends to file a petition in Tax Court in the first quarter of 2013.

Currently, the Company is under examination by the IRS for its U.S. federal income tax returns for the years 2011, 2012, and 2013. It is anticipated that the IRS will complete its examination of the Company for 2011 by the end of the second quarter of 2013, for 2012 by the end of the first quarter of 2014, and for 2013 by the end of the first quarter of 2015. As of December 31, 2012, the IRS has not proposed any significant adjustments to the Company's tax positions for which the Company is not adequately reserved.

During the first quarter of 2010, the Company paid the agreed upon assessments for the 2005 tax year. During the second quarter of 2010, the Company paid the agreed upon assessments for the 2008 tax year. During the second quarter of 2011, the Company received a refund from the IRS for the 2004 tax year. During the first quarter of 2012, the Company paid the agreed upon assessments for the 2010 tax year. Payments relating to other proposed assessments arising from the 2005 through 2013 examinations may not be made until a final agreement is reached between the Company and the IRS on such assessments or upon a final resolution resulting from the administrative appeals process or judicial action. In addition to the U.S. federal examination, there is also limited audit activity in several U.S. state and foreign jurisdictions.

3M anticipates changes to the Company's uncertain tax positions due to the closing of various audit years mentioned above. Currently, the Company is not able to reasonably estimate the amount by which the liability for unrecognized tax benefits will increase or decrease during the next 12 months as a result of the ongoing income tax authority examinations.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (UTB) is as follows:

Federal, State and Foreign Tax

(Millions)	2012	2011	2010
Gross UTB Balance at January 1	$594	$622	$618

Additions based on tax positions related to the current year	80	92	128
Additions for tax positions of prior years	114	69	142
Reductions for tax positions of prior years	(120)	(123)	(161)
Settlements	(50)	9	(51)
Reductions due to lapse of applicable statute of limitations	(90)	(75)	(54)

Gross UTB Balance at December 31	$528	$594	$622

Net UTB impacting the effective tax rate at December 31	$185	$295	$394

The total amount of UTB, if recognized, would affect the effective tax rate by $185 million as of December 31, 2012, $295 million as of December 31, 2011, and $394 million as of December 31, 2010. The ending net UTB results from adjusting the gross balance for items such as Federal, State, and non-U.S. deferred items, interest and penalties, and deductible taxes. The net UTB is included as components of Other Current Assets, Other Assets, Accrued Income Taxes, and Other Liabilities within the Consolidated Balance Sheet.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in tax expense. The Company recognized in the consolidated statement of income on a gross basis approximately $12 million, $1 million, and $9 million of benefit in 2012, 2011, and 2010, respectively. At December 31, 2012 and December 31, 2011, accrued interest and penalties in the consolidated balance sheet on a gross basis were $44 million and $56 million, respectively. Included in these interest and penalty amounts are interest and penalties related to tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

As a result of certain employment commitments and capital investments made by 3M, income from manufacturing activities in China, Taiwan, Korea, Brazil, and Singapore is subject to reduced tax rates or, in some cases, is exempt from tax for years through 2013, 2016, 2018, 2023, and 2023, respectively. The income tax benefits attributable to the tax status of these subsidiaries are estimated to be $64 million (9 cents per diluted share) in 2012, $77 million (11 cents per diluted share) in 2011, and $69 million (10 cents per diluted share) in 2010.

The Company has not provided deferred taxes on unremitted earnings attributable to international companies that have been considered to be reinvested indefinitely. These earnings relate to ongoing operations and were approximately $8.6 billion as of December 31, 2012. Because of the availability of U.S. foreign tax credits, it is not practicable to determine the income tax liability that would be payable if such earnings were not indefinitely reinvested.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities
Marketable Securities

NOTE 8. Marketable Securities

The Company invests in agency securities, corporate securities, asset-backed securities, treasury securities and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	December 31,	December 31,
(Millions)	2012	2011

U.S. government agency securities	$162	$119
Foreign government agency securities	16	8
Corporate debt securities	471	413
Commercial paper	116	30
Certificates of deposit/time deposits	41	49
U.S. treasury securities	54	―
U.S. municipal securities	13	9
Asset-backed securities:
Automobile loan related	567	530
Credit card related	123	244
Equipment lease related	54	54
Other	31	5
Asset-backed securities total	775	833

Current marketable securities	$1,648	$1,461

U.S. government agency securities	$125	$361
Foreign government agency securities	51	15
Corporate debt securities	494	255
U.S. treasury securities	18	34
U.S. municipal securities	14	5
Auction rate securities	7	4
Asset-backed securities:
Automobile loan related	375	188
Credit card related	34	24
Equipment lease related	36	10
Other	8	―
Asset-backed securities total	453	222

Non-current marketable securities	$1,162	$896

Total marketable securities	$2,810	$2,357

Classification of marketable securities as current or non-current is dependent upon management's intended holding period, the security's maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. At December 31, 2012, gross unrealized losses totaled approximately $6 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). At December 31, 2011, gross unrealized losses totaled approximately $12 million (pre-tax), while gross unrealized gains totaled approximately $3 million (pre-tax). Refer to Note 5 for a table that provides the net realized gains (losses) related to sales or impairments of debt and equity securities, which includes marketable securities. Cost of securities sold use the first in, first out (FIFO) method. Since these marketable securities are classified as available-for-sale securities, changes in fair value will flow through other comprehensive income, with amounts reclassified out of other comprehensive income into earnings upon sale or “other-than-temporary” impairment.

3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders' equity. Such an unrealized loss does not reduce net income attributable to 3M for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

The balance at December 31, 2012 for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	December 31, 2012

Due in one year or less	$912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1

Total marketable securities	$2,810

3M has a diversified marketable securities portfolio of $2.810 billion as of December 31, 2012. Within this portfolio, current and long-term asset-backed securities (estimated fair value of $1.228 billion) are primarily comprised of interests in automobile loans and credit cards. At December 31, 2012, all asset-backed securities were rated AAA or A-1+ by Standard & Poor's and/or Aaa or P-1 by Moody's Investors Service and/or AAA or F1+ by Fitch Ratings.

3M's marketable securities portfolio includes auction rate securities that represent interests in investment grade credit default swaps; however, currently these holdings comprise less than one percent of this portfolio. The estimated fair value of auction rate securities are $7 million and $4 million as of December 31, 2012 and 2011, respectively. Gross unrealized losses within accumulated other comprehensive income related to auction rate securities totaled $6 million (pre-tax) and $9 million (pre-tax) as of December 31, 2012 and 2011, respectively. As of December 31, 2012, auction rate securities associated with these balances have been in a loss position for more than 12 months. Since the second half of 2007, these auction rate securities failed to auction due to sell orders exceeding buy orders. Liquidity for these auction-rate securities is typically provided by an auction process that resets the applicable interest rate at pre-determined intervals, usually every 7, 28, 35, or 90 days. The funds associated with failed auctions will not be accessible until a successful auction occurs or a buyer is found outside of the auction process. Refer to Note 12 for a table that reconciles the beginning and ending balances of auction rate securities.

Long-Term Debt and Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Short-Term Borrowings
Long-Term Debt and Short-Term Borrowings

NOTE 9. Long-Term Debt and Short-Term Borrowings

The following debt tables reflect interest rates, including the effects of interest rate swaps, as of December 31, 2012. Long-term debt and short-term borrowings as of December 31 consisted of the following:

Long-Term Debt
	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity
Description / 2012 Principal Amount	Floating	Rate	Date	2012	2011
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,034	$1,017
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	994	992
Medium-term note ($850 million)	USD Fixed	4.42%	2013	850	849
30-year bond ($750 million)	USD Fixed	5.73%	2037	747	747
Medium-term note ($650 million)	USD Fixed	1.10%	2017	647	―
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	―
Medium-term note	USD Fixed	― %	―	―	500
Eurobond (250 million Euros)	Euro Floating	0.88%	2014	349	347
30-year debenture ($330 million)	USD Fixed	6.01%	2028	347	348
UK borrowing (66 million GBP)	GBP Floating	1.34%	2015	106	―
Floating rate note ($97 million)	USD Floating	0.00%	2041	97	97
Floating rate note ($59 million)	USD Floating	0.00%	2044	59	59
Other borrowings	Various	0.36%	2013-2040	80	91
Total long-term debt				$5,902	$5,047
Less: current portion of long-term debt				986	563
Long-term debt (excluding current portion)				$4,916	$4,484

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective
(Millions)	Interest Rate	2012	2011
Current portion of long-term debt	3.83%	$986	$563
U.S. dollar commercial paper	― %	―	―
Other borrowings	4.70%	99	119
Total short-term borrowings and current portion of long-term debt		$1,085	$682

The following weighted-average effective interest rate table reflects the combined effects of interest rate and currency swaps at December 31, 2012 and 2011.

Weighted-Average Effective Interest Rate

	Total
At December 31	2012	2011
Short-term	3.91%	4.32%
Long-term	3.16%	3.76%

Maturities of long-term debt for the five years subsequent to December 31, 2012 are as follows (in millions):

					After
2013	2014	2015	2016	2017	2017	Total
$986	$1,481	$107	$994	$648	$1,686	$5,902

Long-term debt payments due in 2013 and 2014 include floating rate notes totaling $132 million (classified as current portion of long-term debt) and $97 million, respectively, as a result of put provisions associated with these debt instruments.

The floating rate notes contain put provisions granting the holders the option to require 3M to repurchase the securities on certain dates. Under the terms of the floating rate notes due in 2044, holders have an annual put feature. 3M would be required to repurchase these securities at a discount to par ranging from 98 percent to 99 percent up until 2013, and at 100 percent of par value from 2014 and every anniversary thereafter until final maturity. Under the terms of the floating rate notes due in 2027, 2040, and 2041, holders have put options that commence ten years after the date of issuance and each third anniversary thereafter until final maturity. 3M would be required to repurchase these securities at various prices, ranging from 99 percent to 100 percent of par value according to the redemption schedules for each security. In 2011, 2010, 2009 and 2008, 3M was required to repurchase an immaterial amount of principal on the aforementioned floating rate notes.

The Company has a “well-known seasoned issuer” shelf registration statement, effective August 5, 2011, which registers an indeterminate amount of debt or equity securities for future sales. In September 2011, in connection with this August 5, 2011 shelf registration statement, 3M established a $3 billion medium-term notes program (Series F), from which 3M issued $1 billion aggregate principal amount of five-year fixed rate medium-term notes with a coupon rate of 1.375%. In June 2012, 3M issued $650 million aggregate principal amount of five-year fixed rate medium-notes due 2017 with a coupon rate of 1.000% and $600 million aggregate principal amount of ten-year fixed rate medium-term notes due 2022 with a coupon rate of 2.000%, which were both issued from this $3 billion medium-term notes program (Series F). The designated use of these proceeds is for general corporate purposes.

In connection with a prior “well-known seasoned issuer” shelf registration, in June 2007 the Company established a $3 billion medium-term notes program. Three debt securities were issued under this medium-term notes program. First, in December 2007, 3M issued a five-year, $500 million, fixed rate note with a coupon rate of 4.65%, which matured in December 2012. Second, in August 2008, 3M issued a five-year, $850 million, fixed rate note with a coupon rate of 4.375%. Third, in October 2008, the Company issued a three-year $800 million, fixed rate note with a coupon rate of 4.50%. The Company entered into interest rate swaps to convert this $800 million note to a floating rate. This three-year fixed rate note and related interest rate swaps matured in the fourth quarter of 2011.

The Company also issued notes under a $1.5 billion medium-term note program established in December 2003. In March 2007, the Company issued a 30-year, $750 million, fixed rate note with a coupon rate of 5.70%. In November 2006, 3M issued a three-year, $400 million, fixed rate note. The Company entered into an interest rate swap to convert this to a rate based on a floating LIBOR index. Both the note and related swap matured in November 2009. In December 2004, 3M issued a 40-year, $60 million floating rate note, with the rate based on a floating LIBOR index. This $1.5 billion medium term note program was replaced by the $3 billion program established in June 2007.

In July 2007, 3M issued a seven-year 5.0% fixed rate Eurobond for an amount of 750 million Euros (book value of approximately $1.017 billion in U.S. Dollars at December 31, 2012). In addition, in December 2007, 3M reopened its existing seven year 5.0% fixed rate Eurobond for an additional amount of 275 million Euros (book value of approximately $366 million in U.S. Dollars at December 31, 2012). This security was issued at a premium and was subsequently consolidated with the original security in January 2008. Upon the initial debt issuance in July 2007, 3M completed a fixed-to-floating interest rate swap on a notional amount of 400 million Euros as a fair value hedge of a portion of the fixed interest rate Eurobond obligation. In August 2010, the Company terminated 150 million Euros of the notional amount of this swap. As a result, the notional amount remaining after the partial termination is 250 million Euros. The termination of a portion of this swap did not impact the terms of the remaining portion. After these swaps, the fixed rate portion of the Eurobond totaled 775 million Euros and the floating rate portion totaled 250 million Euros.

The Company has an AA- credit rating, with a stable outlook, from Standard & Poor's and an Aa2 credit rating, with a stable outlook, from Moody's Investors Service. In September 2012, 3M entered into a $1.5 billion, five-year multi-currency revolving credit agreement, which amended the existing agreement that was entered into in August 2011. This amended agreement extended the expiration date from August 2016 to September 2017. This credit agreement includes a provision under which 3M may request an increase of up to $500 million, bringing the total facility up to $2 billion (at the lenders' discretion). This facility was undrawn at December 31, 2012. In August 2012, 3M entered into a $150 million, one-year committed letter of credit facility with HSBC Bank USA, which replaced the one-year $200 million committed credit facility that was entered into in August 2011. As of December 31, 2012, 3M letters of credit issued under this $150 million committed facility totaled $121 million. In December 2012, 3M entered into a three-year 66 million British Pound (approximately $106 million) committed credit facility agreement with JP Morgan Chase Bank, which is fully drawn as of December 31, 2012. Apart from the committed facilities, an additional $100 million in stand-alone letters of credit are also issued and outstanding at December 31, 2012. The Company also utilized $37 million in international lines of credit and $6 million in U.S. lines of credit with other banking partners as of December 31, 2012. These letters of credit are utilized in connection with normal business activities. Under both the $1.5 billion and $150 million credit agreements, the Company is required to maintain its EBITDA to Interest Ratio as of the end of each fiscal quarter at not less than 3.0 to 1. This is calculated (as defined in the agreement) as the ratio of consolidated total EBITDA for the four consecutive quarters then ended to total interest expense on all funded debt for the same period. At December 31, 2012, this ratio was approximately 45 to 1. Debt covenants do not restrict the payment of dividends.

Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans
NOTE 10. Pension and Postretirement Benefit Plans

3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 70 plans in 25 countries. Pension benefits associated with these plans generally are based on each participant's years of service, compensation, and age at retirement or termination. The U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. The Company also provides certain postretirement health care and life insurance benefits for substantially all of its U.S. employees who reach retirement age while employed by the Company. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.

The Company also sponsors employee savings plans under Section 401(k) of the Internal Revenue Code. These plans are offered to substantially all regular U.S. employees. Effective January 1, 2010, substantially all Company contributions to the plans are made in cash. During 2008 the Board of Directors approved various changes to the employee savings plans. For substantially all employees hired prior to January 1, 2009, employee 401(k) contributions of up to 6% of eligible compensation are matched at rates of 60% or 75%, depending on the plan the employee participated in. Employees hired on or after January 1, 2009 receive a cash match of 100% for employee 401(k) contributions of up to 6% of eligible compensation and also receive an employer retirement income account cash contribution of 3% of the participant's total eligible compensation. All contributions are invested in a number of investment funds pursuant to their elections. U.S. expenses related to employer contributions to these plans were $124 million, and $109 million and $97 million for 2012, 2011 and 2010, respectively. Various international countries also participate in defined contribution plans. International expenses related to employer contributions to these plans were $58 million, $54 million and $36 million for 2012, 2011 and 2010, respectively.

The Company's defined benefit pension funding policy is to deposit with independent trustees amounts allowable by law. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.

In August 2006, the Pension Protection Act (PPA) was signed into law in the U.S. The PPA transition rules increased the funding target for defined benefit pension plans to 100% of the target liability by 2011. 3M's U.S. qualified defined benefit plan does not have a mandatory cash contribution because the Company has a significant credit balance from previous discretionary contributions that can be applied to any PPA funding requirements.

In the fourth quarter of 2010, the Company made further changes to its U.S. postretirement benefit plans. As a result of these changes, the Company will transition all current and future retirees to the savings account benefits-based plan announced in 2008. These changes become effective beginning January 1, 2013, for all Medicare eligible retirees and their Medicare eligible dependents and January 1, 2015, for all non-Medicare eligible retirees and their eligible dependents.

In the second quarter of 2010, 3M's Brazilian subsidiary received approval from the government in Brazil to freeze its defined benefit pension plan. Effective March 31, 2010, participants in this subsidiary's pension plan no longer accrue additional pension benefits. As a result, the Company recorded a $22 million curtailment gain in the second quarter of 2010.

In December 2011, the Company began offering a voluntary early retirement incentive program to certain eligible participants of its U.S. pension plans who meet age and years of pension service requirements. The eligible participants who accepted the offer and retired on February 1, 2012 received an enhanced pension benefit. Pension benefits were enhanced by adding one additional year of pension service and one additional year of age for certain benefit calculations. 616 participants accepted the offer and retired on February 1, 2012. As a result, the Company incurred a $26 million charge related to these special termination benefits in the first quarter of 2012.

Effective July 1, 2012, 3M Canada closed its pension plans for salaried employees to new participants. The change did not trigger a plan remeasurement and therefore there is no immediate impact to the liability and expense.

3M was informed during the first quarter of 2009 that the general partners of WG Trading Company, in which 3M's benefit plans hold limited partnership interests, are the subject of a criminal investigation as well as civil proceedings by the SEC and CFTC (Commodity Futures Trading Commission). In March 2011, over the objections of 3M and six other limited partners of WG Trading Company, the district court judge ruled in favor of the court appointed receiver's proposed distribution plan. In April 2011, the 3M benefit plans received their share under the court-ordered distribution plan. 3M and six other limited partners of WG Trading Company have appealed the court's order to the United States Court of Appeals for the Second Circuit. The benefit plan trustee holdings of WG Trading Company interests were adjusted to reflect the decreased estimated fair market value, inclusive of estimated insurance proceeds, as of the annual measurement dates. The Company has insurance that it believes, based on what is currently known, will result in the recovery of a portion of the decrease in original asset value. As of the 2012 measurement date these holdings represented less than one percent of 3M's fair value of total plan assets. 3M currently believes that the resolution of these events will not have a material adverse effect on the consolidated financial position of the Company.

The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company's consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company's consolidated balance sheet and aggregated less than $40 million as of both December 31, 2012 and 2011.

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$14,499	$12,319	$5,332	$4,912	$2,108	$1,828
Acquisitions	11	―	26	48	―	―
Service cost	254	206	124	124	78	61
Interest cost	587	626	247	261	86	92
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	83	(84)	(2)	(9)
Plan amendments	―	8	(7)	(31)	―	―
Actuarial (gain) loss	179	2,022	882	318	31	228
Medicare Part D Reimbursement	―	―	―	―	8	7
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	26	(2)	―	―	―	―
Benefit obligation at end of year	$14,830	$14,499	$6,414	$5,332	$2,205	$2,108
Change in plan assets
Fair value of plan assets at
beginning of year	$12,102	$11,575	$4,643	$4,355	$1,209	$1,149
Acquisitions	8	―	―	26	―	―
Actual return on plan assets	1,645	972	463	272	149	94
Company contributions	752	237	327	280	67	65
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	62	(74)	―	―
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	―	(2)	―	―	―	―
Fair value of plan assets at end of year	$13,781	$12,102	$5,222	$4,643	$1,321	$1,209
Funded status at end of year	$(1,049)	$(2,397)	$(1,192)	$(689)	$(884)	$(899)

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States				International		Benefits
(Millions)	2012		2011		2012	2011	2012		2011
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$	―	$	―	$16	$40	$	―	$	―
Accrued benefit cost
Current liabilities		(43)		(41)	(8)	(8)		(4)		(4)
Non-current liabilities		(1,006)		(2,356)	(1,200)	(721)		(880)		(895)
Ending balance		$(1,049)		$(2,397)	$(1,192)	$(689)		$(884)		$(899)
Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(5)	$(8)	$	―	$	―
Net actuarial loss (gain)		4,679		5,623	2,458	1,858		1,028		1,171
Prior service cost (credit)		24		30	(150)	(167)		(197)		(269)
Ending balance		$4,703		$5,653	$2,303	$1,683		$831		$902

The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.

The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The accumulated benefit obligation of the U.S. pension plans was $14.127 billion and $13.804 billion at December 31, 2012 and 2011, respectively. The accumulated benefit obligation of the international pension plans was $5.942 billion and $4.889 billion at December 31, 2012 and 2011, respectively.

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2012	2011	2012	2011
Projected benefit obligation	$505	$14,499	$5,122	$2,983
Accumulated benefit obligation	492	13,804	4,808	2,740
Fair value of plan assets	8	12,102	4,038	2,321

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other supplemental information for the years ended December 31 follow:

Components of net periodic cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified
	Pension Benefits										Postretirement
	United States						International				Benefits
(Millions)	2012		2011		2010		2012		2011	2010	2012		2011		2010
Net periodic benefit cost (benefit)
Service cost		$254		$206		$201		$124	$124	$105		$78		$61		$55
Interest cost		587		626		638		247	261	241		86		92		88
Expected return on plan assets		(992)		(927)		(929)		(295)	(289)	(278)		(84)		(77)		(83)
Amortization of transition
(asset) obligation		―		―		―		(1)	(2)	1		―		―		―
Amortization of prior service
cost (benefit)		5		11		13		(17)	(14)	(4)		(72)		(72)		(94)
Amortization of net actuarial (gain)
loss		470		334		221		122	116	84		108		102		85
Net periodic benefit cost (benefit)		$324		$250		$144		$180	$196	$149		$116		$106		$51
Settlements, curtailments, special
termination benefits and other		26		1		―		4	2	(22)		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$350		$251		$144		$184	$198	$127		$116		$106		$51
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$(2)	$(1)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1	2	(1)		―		―		―
Prior service cost (benefit)		―		8		―		(7)	(32)	(91)		―		―		69
Amortization of prior service cost
(benefit)		(5)		(11)		(13)		17	14	4		72		72		94
Net actuarial (gain) loss		(470)		1,976		227		707	315	104		(33)		212		89
Amortization of net actuarial (gain)
loss		(470)		(334)		(221)		(122)	(116)	(84)		(108)		(102)		(85)
Foreign currency		―		―		―		24	(17)	(19)		(1)		(2)		(1)
Total recognized in other
comprehensive (income) loss		$(945)		$1,639		$(7)		$620	$164	$(88)		$(70)		$180		$166
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(595)		$1,890		$137		$804	$362	$39		$46		$286		$217

The estimated amortization from accumulated other comprehensive income into net periodic benefit cost in 2012 follows:

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
						Postretirement
(Millions)	United States		International	Benefits
Amortization of transition (asset) obligation	$	―	$(1)	$	―
Amortization of prior service cost (benefit)		5	(17)		(66)
Amortization of net actuarial (gain) loss		399	159		96
Total amortization expected over the next fiscal year		$404	$141		$30

Other supplemental information for the years ended December 31 follows:

Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

The Company is in the process of transitioning all current and future retirees to the savings account benefits-based plan announced in 2008. The contributions provided by the Company to the health savings accounts increase three percent per year. Therefore, the Company no longer has material exposure to health care cost inflation.

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.15%	5.23%	5.77%	4.58%	5.04%	5.30%	4.04%	5.09%	5.62%
Expected return
on assets	8.25%	8.50%	8.50%	6.38%	6.58%	6.90%	7.30%	7.38%	7.30%
Compensation rate
increase	4.00%	4.00%	4.30%	3.52%	3.59%	3.72%	N/A	N/A	N/A

The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 4.14% for pension and 4.00% for postretirement benefits to be appropriate for its U.S. plans as of December 31, 2012, which is a decrease of 0.01 percentage points and 0.04 percentage points, respectively, from the rates used as of December 31, 2011. For the international pension and postretirement plans the discount rates also reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. If the country has a deep market in corporate bonds the Company matches the expected cash flows from the plan either to a portfolio of bonds that generate sufficient cash flow or a notional yield curve generated from available bond information. In countries that do not have a deep market in corporate bonds, government bonds are considered with a risk premium to approximate corporate bond yields.

For the U.S. qualified pension plans, the Company's assumption for the expected return on plan assets was 8.25% in 2012. The Company is lowering the 2013 expected return on plan assets for its U.S. pension plan by 0.25 percentage points to 8.00%. This will increase the 2013 expected pension expense by approximately $33 million. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2012, the Company's 2013 expected long-term rate of return on U.S. plan assets is based on an asset allocation assumption of 30% global equities, with an expected long-term rate of return of 7.58%; 16% private equities, with an expected long-term rate of return of 12.58%; 33% fixed-income securities, with an expected long-term rate of return of 3.72%; 16% absolute return investments independent of traditional performance benchmarks, with an expected long term return of 6.43%; and 5% commodities, with an expected long-term rate of return of 6.08%. The Company expects additional positive return from active investment management. These assumptions result in an 8.00% expected rate of return on an annualized basis in 2013. The actual rate of return on plan assets in 2012 was 13.6%. In 2011 the plan earned a rate of return of 8.7% and in 2010 earned a return of 14.4%. The average annual actual return on the plan assets over the past 10 and 25 years has been 10.5% and 10.6%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.

During 2012, the Company contributed $1.079 billion to its U.S. and international pension plans and $67 million to its postretirement plans. During 2011, the Company contributed $517 million to its U.S. and international pension plans and $65 million to its postretirement plans. In 2013, the Company expects to contribute an amount in the range of $400 million to $600 million of cash to its U.S. and international retirement plans. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2013. Therefore, the amount of the anticipated discretionary contribution could vary significantly depending on the U.S. plans' funded status and the anticipated tax deductibility of the contribution. Future contributions will also depend on market conditions, interest rates and other factors.

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2013 Benefit Payments	$760	$211	$113
2014 Benefit Payments	784	223	126
2015 Benefit Payments	808	236	138
2016 Benefit Payments	831	248	153
2017 Benefit Payments	854	256	154
Following five years	4,566	1,463	787

Plan Asset Management

3M's investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution rate volatility. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the level of contributions 3M must make. The investment strategy has used long duration cash and derivative instruments to offset a significant portion of the interest rate sensitivity of U.S. pension liabilities. In addition, credit risk is managed through mandates for public securities and maximum issuer limits that are established and monitored on a regular basis.

Normally, 3M does not buy or sell any of its own stock as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M stock. The aggregate amount of the shares would not be considered to be material relative to the aggregate fund percentages.

The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 12 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

U.S. Pension Plans Assets

In order to achieve the investment objectives in the U.S. pension plans, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans.

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$1,662		$1,186		$11		$14		$5		$5	$1,678	$1,205
Non-U.S. equities		1,332		1,095		―		1		―		―	1,332	1,096
Derivatives		―		―		5		(3)		―		―	5	(3)
EAFE index funds		―		―		250		476		―		―	250	476
Index funds		―		―		156		128		1		1	157	129
Long/short equity		―		―		―		―		477		436	477	436
Total Equities		$2,994		$2,281		$422		$616		$483		$442	$3,899	$3,339
Fixed Income
U.S. government securities		$844		$776		$796		$869	$	―	$	―	$1,640	$1,645
Non-U.S. government
securities		―		―		378		314		―		―	378	314
Preferred and convertible
securities		4		4		―		5		―		―	4	9
U.S. corporate bonds		196		168		1,249		1,049		―		5	1,445	1,222
Non-U.S. corporate bonds		―		―		286		244		―		―	286	244
Asset-backed securities		―		―		21		23		―		―	21	23
Collateralized mortgage
obligations		―		―		43		137		―		―	43	137
Private placements		―		―		164		125		2		69	166	194
Derivative instruments		―		2		76		200		―		―	76	202
Other		―		―		29		24		―		―	29	24
Total Fixed Income		$1,044		$950		$3,042		$2,990		$2		$74	$4,088	$4,014
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$662		$618	$662	$618
Derivative instruments		―		―		―		―		(51)		―	(51)	―
Direct investments		―		―		―		―		129		―	129	―
Distressed debt		―		―		―		―		301		333	301	333
Growth equity		7		1		―		―		84		27	91	28
Mezzanine		―		―		―		―		82		90	82	90
Real estate		―		―		―		―		136		148	136	148
Secondary		―		―		―		―		166		181	166	181
Venture capital		―		―		―		―		627		665	627	665
Total Private Equity		$7		$1	$	―	$	―		$2,136		$2,062	$2,143	$2,063
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$833		$1,235		$664		$88	$1,497	$1,323
Bank loan and other fixed
income funds		―		―		―		―		201		432	201	432
Total Absolute Return	$	―	$	―		$833		$1,235		$865		$520	$1,698	$1,755
Commodities	$	―	$	―		$102		$435		$107		$105	$209	$540
Cash and Cash Equivalents		$429		$295		$1,547		$600	$	―	$	―	$1,976	$895
Total		$4,474		$3,527		$5,946		$5,876		$3,593		$3,203	$14,013	$12,606
Other items to reconcile to fair
value of plan assets													$(232)	$(504)
Fair value of plan assets													$13,781	$12,102

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds, including Europe, Australasia, and Far East (EAFE) funds, are valued at the net asset value (NAV) as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Private placement funds are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, derivative instruments, direct investments, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Absolute return consists primarily of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the administrator or custodian of the fund. Hedge fund partnership interests, which have a redemption right and are past any lock-up redemption period, are classified as level 2. A hedge fund was restructured during 2012, extending the lock-up redemption period, and therefore was moved to level 3 during 2012.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the Goldman Sachs Commodities Index (GSCI) or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of insurance receivables for WG Trading Company, interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the U.S. pension plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$506	$144	$2,075	$623	$111	$3,459
Net transfers into / (out of) level 3	―	5	―	(59)	―	(54)
Purchases, sales, issuances, and
settlements, net	(52)	(97)	(108)	3	―	(254)
Realized gain / (loss)	3	21	(50)	5	―	(21)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(8)	(17)	133	(36)	―	72
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	(7)	18	12	(16)	(6)	1
Ending balance at Dec. 31, 2011	442	74	2,062	520	105	3,203
Net transfers into / (out of) level 3	―	(5)	―	472	―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)	―	(407)
Realized gain / (loss)	―	25	120	76	―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)	(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71	3	182
Ending balance at Dec. 31, 2012	$483	$2	$2,136	$865	$107	$3,593

International Pension Plans Assets

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for over 65 plans in 24 countries; however, there is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. 3M's Treasury group provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.

Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as											Fair Value at
(Millions)	Level 1				Level 2			Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011	2012		2011		2012	2011
Equities
Growth equities		$628		$374		$133	$141	$	―	$	―	$761	$515
Value equities		468		401		23	98		―		―	491	499
Core equities		88		227		376	430		5		5	469	662
Total Equities		$1,184		$1,002		$532	$669		$5		$5	$1,721	$1,676
Fixed Income
Domestic government debt		$297		$188		$694	$579	$	―		$6	$991	$773
Foreign government debt		170		93		445	647		2		2	617	742
Corporate debt securities		―		113		630	404		18		19	648	536
Mortgage backed debt		―		―		31	25		―		―	31	25
Other debt obligations		―		―		268	39		16		12	284	51
Total Fixed Income		$467		$394		$2,068	$1,694		$36		$39	$2,571	$2,127
Private Equity
Private equity funds	$	―	$	―	$	―	$47		$22		$20	$22	$67
Real estate		3		3		42	38		49		47	94	88
Total Private Equity		$3		$3		$42	$85		$71		$67	$116	$155
Absolute Return
Hedge funds	$	―	$	―		$75	$172		$50	$	―	$125	$172
Insurance		―		―		―	―		433		369	433	369
Derivatives		―		―		20	58		―		―	20	58
Other		―		―		24	2		2		1	26	3
Total Absolute Return	$	―	$	―		$119	$232		$485		$370	$604	$602
Cash and Cash Equivalents		$211		$106		$21	$2	$	―	$	―	$232	$108
Total		$1,865		$1,505		$2,782	$2,682		$597		$481	$5,244	$4,668
Other items to reconcile to fair
value of plan assets												$(22)	$(25)
Fair value of plan assets												$5,222	$4,643

Equities consist primarily of mandates in public equity securities managed to the Morgan Stanley Capital All Country World Index. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.

Fixed Income investments include domestic and foreign government, corporate, mortgage backed and other debt. Governments, corporate bonds and notes and mortgage backed securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.

Private equity funds consist of both active and passive mandates. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Real estate consists of property funds and REITS (Real Estate Investment Trusts). Property funds are valued using the most recent partnership statement of fair value, updated for any subsequent partnership interests' cash flows. REITS are valued at the closing price reported in the active market in which it is traded.

Absolute return consists of private partnership interests in hedge funds, insurance contracts, derivative instruments, hedge fund of funds, and bank loan funds. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of interest rate swaps that are used to help manage risks. Hedge funds are valued at the NAV as determined by the independent administrator or custodian of the fund.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the international pension plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2011	$98	$34	$70	$344	$546
Net transfers into / (out of) level 3	(93)	―	(21)	18	(96)
Foreign currency exchange	―	(1)	(1)	(10)	(12)
Purchases, sales, issuances, and
settlements, net	―	―	17	3	20
Realized gain / (loss)	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	6	2	14	22
Ending balance at Dec. 31, 2011	5	39	67	370	481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	$5	$36	$71	$485	$597

Postretirement Benefit Plans Assets

In order to achieve the investment objectives in the U.S. postretirement plan, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plan.

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$466		$396	$	―	$	―	$	―	$	―	$466	$396
Non-U.S. equities		54		44		―		―		―		―	54	44
EAFE index funds		―		―		8		15		―		―	8	15
Index funds		―		―		42		43		―		―	42	43
Long/short equity		―		―		―		―		16		14	16	14
Total Equities		$520		$440		$50		$58		$16		$14	$586	$512
Fixed Income
U.S. government securities		$63		$55		$217		$197	$	―	$	―	$280	$252
Non-U.S. government
securities		―		―		16		12		―		―	16	12
U.S. corporate bonds		6		6		68		62		―		―	74	68
Non-U.S. corporate bonds		―		―		16		14		―		―	16	14
Asset-backed securities		―		―		6		5		―		―	6	5
Collateralized mortgage
obligations		―		―		4		7		―		―	4	7
Private placements		―		―		11		9		―		2	11	11
Derivative instruments		―		―		2		7		―		―	2	7
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$69		$61		$341		$314	$	―		$2	$410	$377
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$51		$56	$51	$56
Derivative instruments		―		―		―		―		(2)		―	(2)	―
Direct investments		―		―		―		―		4		―	4	―
Distressed debt		―		―		―		―		11		17	11	17
Growth equity		―		―		―		―		3		1	3	1
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		4		4	4	4
Secondary		―		―		―		―		5		6	5	6
Venture capital		―		―		―		―		91		100	91	100
Total Private Equity	$	―	$	―	$	―	$	―		$170		$187	$170	$187
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$27		$40		$21		$3	$48	$43
Bank loan and other fixed
income funds		―		―		―		―		7		14	7	14
Total Absolute Return	$	―	$	―		$27		$40		$28		$17	$55	$57
Commodities	$	―	$	―		$3		$14		$4		$4	$7	$18
Cash and Cash Equivalents		$51		$10		$50		$51	$	―	$	―	$101	$61
Total		$640		$511		$471		$477		$218		$224	$1,329	$1,212
Other items to reconcile to fair
value of plan assets													$(8)	$(3)
Fair value of plan assets													$1,321	$1,209
Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds are valued at the NAV as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Fixed income includes derivative investments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Swaps and derivative instruments are valued by the custodian using market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of partnership interests including buyouts, derivative instruments, direct investments, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value.

Absolute return primarily consists of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the independent administrator or custodian of the fund.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the GSCI or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, foreign currency fluctuations, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the postretirement plans' level 3 assets for the years ended December 31, 2012 and 2011:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$16		$4	$226	$20	$3	$269
Net transfers into / (out of) level 3	―		―	―	(2)	―	(2)
Purchases, sales, issuances, and
settlements, net	(1)		(3)	(43)	1	―	(46)
Realized gain / (loss)	―		1	(31)	―	―	(30)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)		(1)	20	(1)	―	17
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―		1	15	(1)	1	16
Ending balance at Dec. 31, 2011	14		2	187	17	4	224
Net transfers into / (out of) level 3	―		―	―	15	―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)	―	(36)
Realized gain / (loss)	―		1	11	2	―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)	―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2	―	7
Ending balance at Dec. 31, 2012	$16	$	―	$170	$28	$4	$218

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives
Derivatives

NOTE 11. Derivatives

The Company uses interest rate swaps, currency swaps, commodity price swaps, and forward and option contracts to manage risks generally associated with foreign exchange rate, interest rate and commodity price fluctuations. The information that follows explains the various types of derivatives and financial instruments used by 3M, how and why 3M uses such instruments, how such instruments are accounted for, and how such instruments impact 3M's financial position and performance.

Additional information with respect to the impacts on other comprehensive income of nonderivative hedging and derivative instruments is included in Note 5. Additional information with respect to the fair value of derivative instruments is included in Note 12. References to information regarding derivatives and/or hedging instruments associated with the Company's long-term debt are also made in Note 9.

Types of Derivatives/Hedging Instruments and Inclusion in Income/Other Comprehensive Income

Cash Flow Hedges:

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

Cash Flow Hedging - Foreign Currency Forward and Option Contracts: The Company enters into foreign exchange forward and option contracts to hedge against the effect of exchange rate fluctuations on cash flows denominated in foreign currencies and certain intercompany financing transactions. These transactions are designated as cash flow hedges. The settlement or extension of these derivatives will result in reclassifications (from accumulated other comprehensive income) to earnings in the period during which the hedged transactions affect earnings. Generally, 3M dedesignates these cash flow hedge relationships in advance of the occurrence of the forecasted transaction. The portion of gains or losses on the derivative instrument previously accumulated in other comprehensive income for dedesignated hedges remains in accumulated other comprehensive income until the forecasted transaction occurs. Changes in the value of derivative instruments after dedesignation are recorded in earnings and are included in the Derivatives Not Designated as Hedging Instruments section below. Hedge ineffectiveness and the amount excluded from effectiveness testing recognized in income on cash flow hedges were not material for 2012, 2011 and 2010. The maximum length of time over which 3M hedges its exposure to the variability in future cash flows for a majority of the forecasted transactions is 12 months and, accordingly, at December 31, 2012, the majority of the Company's open foreign exchange forward and option contracts had maturities of one year or less. The dollar equivalent gross notional amount of the Company's foreign exchange forward and option contracts designated as cash flow hedges at December 31, 2012 was approximately $5.8 billion.

Cash Flow Hedging - Commodity Price Management: The Company manages commodity price risks through negotiated supply contracts, price protection agreements and forward physical contracts. The Company uses commodity price swaps relative to natural gas as cash flow hedges of forecasted transactions to manage price volatility. The related mark-to-market gain or loss on qualifying hedges is included in other comprehensive income to the extent effective, and reclassified into cost of sales in the period during which the hedged transaction affects earnings. Generally, the length of time over which 3M hedges its exposure to the variability in future cash flows for its forecasted natural gas transactions is 12 months. No significant commodity cash flow hedges were discontinued and hedge ineffectiveness was not material for 2012, 2011 and 2010. The dollar equivalent gross notional amount of the Company's natural gas commodity price swaps designated as cash flow hedges at December 31, 2012 was $18 million.

Cash Flow Hedging – Forecasted Debt Issuance: In August 2011, in anticipation of the September 2011 issuance of $1 billion in five-year fixed rate notes, 3M executed a pre-issuance cash flow hedge on a notional amount of $400 million by entering into a forward-starting five-year floating-to-fixed interest rate swap. Upon debt issuance in September 2011, 3M terminated the floating-to-fixed interest rate swap. The termination of the swap resulted in a $7 million pre-tax loss ($4 million after-tax) that will be amortized over the five-year life of the note and, when material, is included in the tables below as part of the loss recognized in income on the effective portion of derivatives as a result of reclassification from accumulated other comprehensive income.

As of December 31, 2012, the Company had a balance of $23 million associated with the after tax net unrealized loss associated with cash flow hedging instruments recorded in accumulated other comprehensive income. This includes a $3 million balance (loss) related to a floating-to-fixed interest rate swap (discussed in the preceding paragraph), which will be amortized over the five-year life of the note. 3M expects to reclassify a majority of the remaining balance to earnings over the next 12 months (with the impact offset by cash flows from underlying hedged items).

The location in the consolidated statements of income and comprehensive income and amounts of gains and losses related to derivative instruments designated as cash flow hedges are provided in the following table. Reclassifications of amounts from accumulated other comprehensive income into income include accumulated gains (losses) on dedesignated hedges at the time earnings are impacted by the forecasted transaction.

Year Ended December 31, 2012
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(35)	Cost of sales	$41	Cost of sales	$	―
Foreign currency forward contracts	29	Interest expense	29	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(10)	Cost of sales		―
Interest rate swap contracts	―	Interest expense	(1)	Interest expense		―
Total	$(10)		$59		$	―

Year Ended December 31, 2011
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$3	Cost of sales	$(87)	Cost of sales	$	―
Foreign currency forward contracts	(42)	Interest expense	(41)	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(6)	Cost of sales		―
Interest rate swap contracts	(7)	Interest expense	―	Interest expense		―
Total	$(50)		$(134)		$	―

Year Ended December 31, 2010
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(30)	Cost of sales	$(39)	Cost of sales	$	―
Foreign currency forward contracts	34	Interest expense	33	Interest expense		―
Commodity price swap contracts	(13)	Cost of sales	(9)	Cost of sales		―
Total	$(9)		$(15)		$	―

Fair Value Hedges:

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.

Fair Value Hedging - Interest Rate Swaps: The Company manages interest expense using a mix of fixed and floating rate debt. To help manage borrowing costs, the Company may enter into interest rate swaps. Under these arrangements, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to an agreed-upon notional principal amount. The mark-to-market of these fair value hedges is recorded as gains or losses in interest expense and is offset by the gain or loss of the underlying debt instrument, which also is recorded in interest expense. These fair value hedges are highly effective and, thus, there is no impact on earnings due to hedge ineffectiveness. The dollar equivalent (based on inception date foreign currency exchange rates) gross notional amount of the Company's interest rate swaps at December 31, 2012 was $342 million.

At December 31, 2012, the Company had interest rate swaps designated as fair value hedges of underlying fixed rate obligations. In July 2007, in connection with the issuance of a seven-year Eurobond for an amount of 750 million Euros, the Company completed a fixed-to-floating interest rate swap on a notional amount of 400 million Euros as a fair value hedge of a portion of the fixed interest rate Eurobond obligation. In August 2010, the Company terminated 150 million Euros of the notional amount of this swap. As a result, a gain of 18 million Euros, recorded as part of the balance of the underlying debt, will be amortized as an offset to interest expense over this debt's remaining life. Prior to termination of the applicable portion of the interest rate swap, the mark-to-market of the hedge instrument was recorded as gains or losses in interest expense and was offset by the gain or loss on carrying value of the underlying debt instrument. Consequently, the subsequent amortization of the 18 million Euros recorded as part of the underlying debt balance is not part of gains on hedged items recognized in income in the tables below.

The Company also had two fixed-to-floating interest rate swaps with an aggregate notional amount of $800 million designated as fair value hedges of the fixed interest rate obligation under the $800 million, three-year, 4.50% notes issued in October 2008. These swaps and underlying note matured in the fourth quarter of 2011.

The location in the consolidated statements of income and amounts of gains and losses related to derivative instruments designated as fair value hedges and similar information relative to the hedged items are as follows:

Year ended December 31, 2012	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(5)	Interest expense	$5
Total		$(5)		$5

Year ended December 31, 2011	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(10)	Interest expense	$10
Total		$(10)		$10

Year ended December 31, 2010	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(16)	Interest expense	$16
Total		$(16)		$16

Net Investment Hedges:

As circumstances warrant, the Company uses cross currency swaps, forwards and foreign currency denominated debt to hedge portions of the Company's net investments in foreign operations. For hedges that meet the effectiveness requirements, the net gains or losses attributable to changes in spot exchange rates are recorded in cumulative translation within other comprehensive income. The remainder of the change in value of such instruments is recorded in earnings. Recognition in earnings of amounts previously recorded in cumulative translation is limited to circumstances such as complete or substantially complete liquidation of the net investment in the hedged foreign operation. At December 31, 2012, there were no cross currency swaps and foreign currency forward contracts designated as net investment hedges.

In addition to the derivative instruments used as hedging instruments in net investment hedges, 3M also uses foreign currency denominated debt as nonderivative hedging instruments in certain net investment hedges. In July and December 2007, the Company issued seven-year fixed rate Eurobond securities for amounts of 750 million Euros and 275 million Euros, respectively. 3M designated each of these Eurobond issuances as hedging instruments of the Company's net investment in its European subsidiaries.

The location in the consolidated statements of income and comprehensive income and amounts of gains and losses related to derivative and nonderivative instruments designated as net investment hedges are as follows. There were no reclassifications of the effective portion of net investment hedges out of accumulated other comprehensive income into income for the periods presented in the table below.

Year ended December 31, 2012
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$(29)	N/A	$	―
Total	$(29)		$	―

Year ended December 31, 2011
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$41	N/A	$	―
Total	$41		$	―

Year ended December 31, 2010
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$111	N/A	$	―
Total	$111		$	―

Derivatives Not Designated as Hedging Instruments:

Derivatives not designated as hedging instruments include dedesignated foreign currency forward and option contracts that formerly were designated in cash flow hedging relationships (as referenced in the Cash Flow Hedges section above). In addition, 3M enters into foreign currency forward contracts and commodity price swaps to offset, in part, the impacts of certain intercompany activities (primarily associated with intercompany licensing arrangements) and fluctuations in costs associated with the use of certain precious metals, respectively. These derivative instruments are not designated in hedging relationships; therefore, fair value gains and losses on these contracts are recorded in earnings. The dollar equivalent gross notional amount of these forward, option and swap contracts not designated as hedging instruments totaled $1.0 billion as of December 31, 2012. The Company does not hold or issue derivative financial instruments for trading purposes.

The location in the consolidated statements of income and amounts of gains and losses related to derivative instruments not designated as hedging instruments are as follows:

Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2012		Year ended December 31, 2011
	Gain (Loss) on Derivative Recognized in Income		Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$(24)	Cost of sales	$13
Foreign currency forward contracts	Interest expense	22	Interest expense	9
Total		$(2)		$22

Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2010
	Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$(24)
Foreign currency forward contracts	Interest expense	(19)
Commodity price swap contracts	Cost of sales	1
Total		$(42)

Location and Fair Value Amount of Derivative Instruments

The following tables summarize the fair value of 3M's derivative instruments, excluding nonderivative instruments used as hedging instruments, and their location in the consolidated balance sheet. Additional information with respect to the fair value of derivative instruments is included in Note 12.

December 31, 2012
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$39	Other current liabilities	$85
Commodity price swap contracts	Other current assets	―	Other current liabilities	1
Interest rate swap contracts	Other assets	23	Other liabilities	―
Total derivatives designated as
hedging instruments		$62		$86

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$10	Other current liabilities	$20
Total derivatives not designated as
hedging instruments		$10		$20

Total derivative instruments		$72		$106

December 31, 2011
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$82	Other current liabilities	$34
Commodity price swap contracts	Other current assets	―	Other current liabilities	7
Interest rate swap contracts	Other assets	28	Other liabilities	―
Total derivatives designated as
hedging instruments		$110		$41

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$25	Other current liabilities	$8
Total derivatives not designated as
hedging instruments		$25		$8

Total derivative instruments		$135		$49

Credit Risk and Offsetting of Assets and Liabilities of Derivative Instruments

The Company is exposed to credit loss in the event of nonperformance by counterparties in interest rate swaps, currency swaps, commodity price swaps, and forward and option contracts. However, the Company's risk is limited to the fair value of the instruments. The Company actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting major international banks and financial institutions as counterparties. 3M enters into master netting arrangements with counterparties when possible to mitigate credit risk in derivative transactions. A master netting arrangement may allow each counterparty to net settle amounts owed between a 3M entity and the counterparty as a result of multiple, separate derivative transactions. As of December 31, 2012, 3M has International Swaps and Derivatives Association (ISDA) agreements with eight applicable banks and financial institutions which contain netting provisions. In addition to a master agreement with 3M supported by a primary counterparty's parent guarantee, 3M also has associated credit support agreements in place with six of its primary derivative counterparties which, among other things, provide the circumstances under which either party is required to post eligible collateral (when the market value of transactions covered by these agreements exceeds specified thresholds or if a counterparty's credit rating has been downgraded to a predetermined rating). The Company does not anticipate nonperformance by any of these counterparties.

3M has elected to present the fair value of derivative assets and liabilities within the Company's consolidated balance sheet on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation. However, the following tables provide information as if the Company had elected to offset the asset and liability balances of derivative instruments, netted in accordance with various criteria in the event of default or termination as stipulated by the terms of netting arrangements with each of the counterparties. For each counterparty, if netted, the Company would offset the asset and liability balances of all derivatives at the end of the reporting period based on the 3M entity that is a party to the transactions. Derivatives not subject to master netting agreements are not eligible for net presentation. As of the applicable dates presented below, no cash collateral had been received or pledged related to these derivative instruments.

Offsetting of Financial Assets/Liabilities under Master Netting Agreements with Derivative Counterparties
December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master netting agreements	$67	$25	$	―	$42
Derivatives not subject to master netting agreements	5				5
Total	$72				$47

December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master netting agreements	$106	$25	$	―	$81
Derivatives not subject to master netting agreements	―				―
Total	$106				$81

December 31, 2011
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master netting agreements	$101	$14	$	―	$87
Derivatives not subject to master netting agreements	34				34
Total	$135				$121

December 31, 2011
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master netting agreements	$43	$14	$	―	$29
Derivatives not subject to master netting agreements	6				6
Total	$49				$35

Currency Effects

Currency Effects: 3M estimates that year-on-year currency effects, including hedging impacts, decreased net income attributable to 3M by approximately $103 million in 2012 and increased net income attributable to 3M by approximately $154 million in 2011. These estimates include the effect of translating profits from local currencies into U.S. dollars; the impact of currency fluctuations on the transfer of goods between 3M operations in the United States and abroad; and transaction gains and losses, including derivative instruments designed to reduce foreign currency exchange rate risks and the negative impact of swapping Venezuelan bolivars into U.S. dollars. 3M estimates that year-on-year derivative and other transaction gains and losses increased net income attributable to 3M by approximately $49 million in 2012 and had an immaterial impact on net income attributable to 3M in 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

NOTE 12. Fair Value Measurements

3M follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis:

For 3M, assets and liabilities that are measured at fair value on a recurring basis primarily relate to available-for-sale marketable securities, available-for-sale investments (included as part of investments in the Consolidated Balance Sheet) and certain derivative instruments. Derivatives include cash flow hedges, interest rate swaps and most net investment hedges. The information in the following paragraphs and tables primarily addresses matters relative to these financial assets and liabilities. Separately, there were no material fair value measurements with respect to nonfinancial assets or liabilities that are recognized or disclosed at fair value in the Company's financial statements on a recurring basis for 2012 and 2011.

3M uses various valuation techniques, which are primarily based upon the market and income approaches, with respect to financial assets and liabilities. Following is a description of the valuation methodologies used for the respective financial assets and liabilities measured at fair value.

Available-for-sale marketable securities — except auction rate securities:

Marketable securities, except auction rate securities, are valued utilizing multiple sources. A weighted average price is used for these securities. Market prices are obtained for these securities from a variety of industry standard data providers, security master files from large financial institutions, and other third-party sources. These multiple prices are used as inputs into a distribution-curve-based algorithm to determine the daily fair value to be used. 3M classifies U.S. treasury securities as level 1, while all other marketable securities (excluding auction rate securities) are classified as level 2. Marketable securities are discussed further in Note 8.

Available-for-sale marketable securities — auction rate securities only:

As discussed in Note 8, auction rate securities held by 3M failed to auction since the second half of 2007. As a result, investments in auction rate securities are valued utilizing third-party indicative bid levels in markets that are not active and broker-dealer valuation models that utilize inputs such as current/forward interest rates, current market conditions and credit default swap spreads. 3M classifies these securities as level 3.

Available-for-sale investments:

Investments include equity securities that are traded in an active market. Closing stock prices are readily available from active markets and are used as being representative of fair value. 3M classifies these securities as level 1.

Derivative instruments:

The Company's derivative assets and liabilities within the scope of ASC 815, Derivatives and Hedging, are required to be recorded at fair value. The Company's derivatives that are recorded at fair value include foreign currency forward and option contracts, commodity price swaps, interest rate swaps, and net investment hedges where the hedging instrument is recorded at fair value. Net investment hedges that use foreign currency denominated debt to hedge 3M's net investment are not impacted by the fair value measurement standard under ASC 820, as the debt used as the hedging instrument is marked to a value with respect to changes in spot foreign currency exchange rates and not with respect to other factors that may impact fair value.

3M has determined that foreign currency forwards and commodity price swaps will be considered level 1 measurements as these are traded in active markets which have identical asset or liabilities, while currency swaps, foreign currency options, interest rate swaps and cross-currency swaps will be considered level 2. For level 2 derivatives, 3M uses inputs other than quoted prices that are observable for the asset. These inputs include foreign currency exchange rates, volatilities, and interest rates. The level 2 derivative positions are primarily valued using standard calculations/models that use as their basis readily observable market parameters. Industry standard data providers are 3M's primary source for forward and spot rate information for both interest rates and currency rates, with resulting valuations periodically validated through third-party or counterparty quotes and a net present value stream of cash flows model.

The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2012	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$287	$	―	$287	$	―
Foreign government agency securities	67		―	67		―
Corporate debt securities	965		―	965		―
Certificates of deposit/time deposits	41		―	41		―
Commercial paper	116		―	116		―
Asset-backed securities:
Automobile loan related	942		―	942		―
Credit card related	157		―	157		―
Equipment lease related	90		―	90		―
Other	39		―	39		―
U.S. treasury securities	72		72	―		―
U.S. municipal securities	27		―	27		―
Auction rate securities	7		―	―		7
Investments	3		3	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	49		49	―		―
Interest rate swap contracts	23		―	23		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	105		104	1		―
Commodity price swap contracts	1		1	―		―

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2011	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$480	$	―	$480	$	―
Foreign government agency securities	23		―	23		―
Corporate debt securities	668		―	668		―
Certificates of deposit/time deposits	49		―	49		―
Commercial paper	30		―	30		―
Asset-backed securities:
Automobile loan related	718		―	718		―
Credit card related	268		―	268		―
Equipment lease related	64		―	64		―
Other	5		―	5		―
U.S. treasury securities	34		34	―		―
U.S. municipal securities	14		―	14		―
Auction rate securities	4		―	―		4
Investments	4		4	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	107		98	9		―
Interest rate swap contracts	28		―	28		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	42		42	―		―
Commodity price swap contracts	7		7	―		―

The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3).

(Millions)
Marketable securities – auction rate securities only	2012	2011	2010
Beginning balance	$4	$7	$5
Total gains or losses:
Included in earnings	―	―	―
Included in other comprehensive income	3	(3)	2
Purchases, issuances, and settlements	―	―	―
Transfers in and/or out of Level 3	―	―	―
Ending balance (December 31)	7	4	7

Additional losses included in earnings due to reclassifications from other comprehensive income for:
Securities sold during the period ended December 31	―	―	―
Securities still held at December 31	―	―	―

In addition, the plan assets of 3M's pension and postretirement benefit plans are measured at fair value on a recurring basis (at least annually). Refer to Note 10.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis:

Disclosures are required for certain assets and liabilities that are measured at fair value, but are recognized and disclosed at fair value on a nonrecurring basis in periods subsequent to initial recognition. For 3M, such measurements of fair value relate primarily to long-lived asset impairments. There were no material long-lived asset impairments for 2012, 2011 and 2010.

Fair Value of Financial Instruments:

The Company's financial instruments include cash and cash equivalents, marketable securities, accounts receivable, certain investments, accounts payable, borrowings, and derivative contracts. The fair values of cash and cash equivalents, accounts receivable, accounts payable, and short-term borrowings and current portion of long-term debt approximated carrying values because of the short-term nature of these instruments. Available-for-sale marketable securities and investments, in addition to certain derivative instruments, are recorded at fair values as indicated in the preceding disclosures. For its long-term debt the Company utilized third-party quotes to estimate fair values (classified as level 2). Information with respect to the carrying amounts and estimated fair values of these financial instruments follow:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Long-term debt, excluding current portion	$4,916	$5,363	$4,484	$5,002

The fair values reflected above consider the terms of the related debt absent the impacts of derivative/hedging activity. The carrying amount of long-term debt referenced above is impacted by certain fixed-to-floating interest rate swaps that are designated as fair value hedges and by the designation of fixed rate Eurobond securities issued by the Company as hedging instruments of the Company's net investment in its European subsidiaries. 3M's fixed-rate bonds were trading at a premium at December 31, 2012 and 2011 due to the low interest rates and tightening of 3M's credit spreads.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

NOTE 13. Commitments and Contingencies

Capital and Operating Leases:

Rental expense under operating leases was $300 million in 2012, $279 million in 2011 and $262 million in 2010. It is 3M's practice to secure renewal rights for leases, thereby giving 3M the right, but not the obligation, to maintain a presence in a leased facility. 3M has two primary capital leases. First, 3M has a capital lease, which became effective in April 2003, that involves a building in the United Kingdom (with a lease term of 22 years). During the second quarter of 2003, 3M recorded a capital lease asset and obligation of approximately 33.5 million British Pound (GBP), or approximately $54 million at December 31, 2012 exchange rates. Second, during the fourth quarter of 2009, 3M recorded a capital lease asset and obligation of approximately $50 million related to an IT investment with an amortization period of seven years.

Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year as of December 31, 2012, were as follows:

	Capital Leases	Operating Leases
(Millions)
2013	$22	$194
2014	21	158
2015	8	119
2016	7	77
2017	4	68
After 2017	34	119
Total	$96	$735
Less: Amounts representing interest	6
Present value of future minimum lease payments	90
Less: Current obligations under capital leases	19
Long-term obligations under capital leases	$71

Warranties/Guarantees:

3M's accrued product warranty liabilities, recorded on the Consolidated Balance Sheet as part of current and long-term liabilities, are estimated at approximately $28 million at both December 31, 2012 and December 31, 2011. 3M does not consider this amount to be material. The fair value of 3M guarantees of loans with third parties and other guarantee arrangements are not material.

Related Party Activity:

3M does not have any material related party activity that is not in the ordinary course of business.

Legal Proceedings:

The Company and some of its subsidiaries are involved in numerous claims and lawsuits, principally in the United States, and regulatory proceedings worldwide. These include various products liability (involving products that the Company now or formerly manufactured and sold), intellectual property, and commercial claims and lawsuits, including those brought under the antitrust laws, and environmental proceedings. Unless otherwise stated, the Company is vigorously defending all such litigation.

Process for Disclosure and Recording of Liabilities and Insurance Receivables Related to Legal Proceedings

Many lawsuits and claims involve highly complex issues relating to causation, scientific evidence, and whether there are actual damages and are otherwise subject to substantial uncertainties. Assessments of lawsuits and claims can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. The Company complies with the requirements of ASC Topic 450, Contingencies, and related guidance, and records liabilities for legal proceedings in those instances where it can reasonably estimate the amount of the loss and where liability is probable. Where the reasonable estimate of the probable loss is a range, the Company records the most likely estimate of the loss, or the low end of the range if there is no one best estimate. The Company either discloses the amount of a possible loss or range of loss in excess of established accruals if estimable, or states that such an estimate cannot be made. The Company discloses significant legal proceedings even where liability is not probable or the amount of the liability is not estimable, or both, if the Company believes there is at least a reasonable possibility that a loss may be incurred.

The Company estimates insurance receivables based on an analysis of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is likely to be recovered. For those insured matters where the Company has taken an accrual, the Company also records receivables for the amount of insurance that it expects to recover under the Company's insurance program. For those insured matters where the Company has not taken an accrual because the liability is not probable or the amount of the liability is not estimable, or both, but where the Company has incurred an expense in defending itself, the Company records receivables for the amount of insurance that it expects to recover for the expense incurred.

Because litigation is subject to inherent uncertainties, and unfavorable rulings or developments could occur, there can be no certainty that the Company may not ultimately incur charges in excess of presently recorded liabilities. A future adverse ruling, settlement, or unfavorable development could result in future charges that could have a material adverse effect on the Company's results of operations or cash flows in the period in which they are recorded. The Company currently believes that such future charges, if any, would not have a material adverse effect on the consolidated financial position of the Company. Based on experience and developments, the Company reexamines its estimates of probable liabilities and associated expenses and receivables each period, and whether it is able to estimate a liability previously determined to be not estimable and/or not probable. Where appropriate, the Company makes additions to or adjustments of its estimated liabilities. As a result, the current estimates of the potential impact on the Company's consolidated financial position, results of operations and cash flows for the legal proceedings and claims pending against the Company could change in the future.

The following table shows the major categories of significant legal matters – respirator mask/asbestos litigation (including Aearo – described below), environmental remediation and other environmental liabilities -- for which the Company has been able to estimate its probable liability and for which the Company has taken accruals and the related insurance receivables:

Liability and Receivable Balances
At December 31
(Millions)	2012	2011	2010

Respirator mask/asbestos liabilities	$154	$130	$126
Respirator mask/asbestos insurance receivables	87	121	122

Environmental remediation liabilities	$29	$28	$24
Environmental remediation insurance receivables	11	15	15

Other environmental liabilities	$57	$75	$90
Other environmental insurance receivables	15	―	―

Respirator Mask/Asbestos Litigation

As of December 31, 2012, the Company is a named defendant, with multiple co-defendants, in numerous lawsuits in various courts that purport to represent approximately 2,060 individual claimants compared to approximately 2,260 individual claimants with actions pending at December 31, 2011.

The vast majority of the lawsuits and claims resolved by and currently pending against the Company allege use of some of the Company's mask and respirator products and seek damages from the Company and other defendants for alleged personal injury from workplace exposures to asbestos, silica, coal mine dust or other occupational dusts found in products manufactured by other defendants or generally in the workplace. A minority of the lawsuits and claims resolved by and currently pending against the Company generally allege personal injury from occupational exposure to asbestos from products previously manufactured by the Company, which are often unspecified, as well as products manufactured by other defendants, or occasionally at Company premises.

The Company's current volume of new and pending matters is substantially lower than its historical experience. The Company expects that filing of claims by unimpaired claimants in the future will continue to be at much lower levels than in the past. Accordingly, the number of claims alleging more serious injuries, including mesothelioma and other malignancies, will represent a greater percentage of total claims than in the past. The Company has prevailed in all nine cases taken to trial, including seven of the eight cases tried to verdict (such trials occurred in 1999, 2000, 2001, 2003, 2004, and 2007), and an appellate reversal in 2005 of the 2001 jury verdict adverse to the Company. The ninth case, tried in 2009, was dismissed by the Court at the close of plaintiff's evidence, based on the Court's legal finding that the plaintiff had not presented sufficient evidence to support a jury verdict. The plaintiffs appealed but in February 2012 the California Court of Appeals granted the plaintiff's voluntary dismissal of the appeal.

The Company has demonstrated in these past trial proceedings that its respiratory protection products are effective as claimed when used in the intended manner and in the intended circumstances. Consequently the Company believes that claimants are unable to establish that their medical conditions, even if significant, are attributable to the Company's respiratory protection products. Nonetheless the Company's litigation experience indicates that claims of persons with malignant conditions are costlier to resolve than the claims of unimpaired persons, and it therefore believes the average cost of resolving pending and future claims on a per-claim basis will continue to be higher than it experienced in prior periods when the vast majority of claims were asserted by the unimpaired.

As previously reported, the State of West Virginia, through its Attorney General, filed a complaint in 2003 against the Company and two other manufacturers of respiratory protection products in the Circuit Court of Lincoln County, West Virginia and amended its complaint in 2005. The amended complaint seeks substantial, but unspecified, compensatory damages primarily for reimbursement of the costs allegedly incurred by the State for worker's compensation and healthcare benefits provided to all workers with occupational pneumoconiosis and unspecified punitive damages. While the case has been inactive since the fourth quarter of 2007, the Court held a case management conference in March 2011, but no further activity has occurred in the case since that conference. No liability has been recorded for this matter because the Company believes that liability is not probable and estimable at this time. In addition, the Company is not able to estimate a possible loss or range of loss given the minimal activity in this case and the fact that the complaint asserts claims against two other manufacturers where a defendant's share of liability may turn on the law of joint and several liability and by the amount of fault a jury allocates to each defendant if a case is ultimately tried.

Plaintiffs have asserted specific dollar claims for damages in approximately 40% of the 1,149 lawsuits that were pending against the Company at the end of 2012 in all jurisdictions. A majority of states restrict or prohibit specifying damages in tort cases such as these, and most of the remaining jurisdictions do not require such specification. In those cases in which plaintiffs choose to assert specific dollar amounts in their complaints, brought in states that permit such pleading, the amounts claimed are typically not meaningful as an indicator of the Company's potential liability. This is because (a) the amounts claimed typically bear no relation to the extent of the plaintiff's injury, if any; (b) the complaints nearly always assert claims against multiple defendants with the typical complaint asserting claims against as few as a dozen different defendants to upwards of 100 different defendants, the damages alleged are not attributed to individual defendants, and a defendant's share of liability may turn on the law of joint and several liability, which can vary by state, and by the amount of fault a jury allocates to each defendant if a case is ultimately tried before a jury; (c) many cases are filed against the Company even though the plaintiffs did not use any of the Company's products and, ultimately, are withdrawn or dismissed without any payment; and (d) many cases are brought on behalf of plaintiffs who have not suffered any medical injury, and, ultimately, are resolved without any payment or a payment that is a small fraction of the damages initially claimed. Of the 465 pending cases in which purported damage amounts are specified in the complaints, 281 cases involve claims of $100,000 or less (18 of which also allege punitive damages of $15,000, 13 of which also allege punitive damages of $10 million, and 3 of which also allege punitive damages of $20 million); 59 cases involve claims between $100,000 and $3 million (45 of which also allege punitive damages of $250,000, and 8 of which also allege punitive damages of $1 million); 7 cases involve claims between $3 million and $7.5 million (all of which also allege punitive damages of $5 million); 5 cases involve claims of $10 million (4 of which also allege punitive damages of $10 million); 72 cases involve claims of $10 million to $50 million (all of which also allege punitive damages of $13 million); 4 cases involve claims of $50 million (all of which also allege punitive damages of $50 million) and 37 cases involve claims of over $50 million (36 of which allege punitive damages of $100 million). Some complaints allege that the compensatory and punitive damages are at least the amounts specified. As previously stated, the Company's experience and the other reasons cited indicate that the damage amounts specified in complaints are not a meaningful factor in any assessment of the Company's potential liability.

Respirator Mask/Asbestos Liabilities and Insurance Receivables: The Company estimates its respirator mask/asbestos liabilities, including the cost to resolve the claims and defense costs, by examining: (i) the Company's experience in resolving claims, (ii) apparent trends, (iii) the apparent quality of claims (e.g., whether the claim has been asserted on behalf of asymptomatic claimants), (iv) changes in the nature and mix of claims (e.g., the proportion of claims asserting usage of the Company's mask or respirator products and alleging exposure to each of asbestos, silica, coal or other occupational dusts, and claims pleading use of asbestos-containing products allegedly manufactured by the Company), (v) the number of current claims and a projection of the number of future asbestos and other claims that may be filed against the Company, (vi) the cost to resolve recently settled claims, and (vii) an estimate of the cost to resolve and defend against current and future claims.

Developments may occur that could affect the Company's estimate of its liabilities. These developments include, but are not limited to, significant changes in (i) the number of future claims, (ii) the average cost of resolving claims, (iii) the legal costs of defending these claims and in maintaining trial readiness, (iv) changes in the mix and nature of claims received, (v) trial and appellate outcomes, (vi) changes in the law and procedure applicable to these claims, and (vii) the financial viability of other co-defendants and insurers.

As a result of the greater cost of resolving claims of persons with more serious injuries, including mesothelioma and other malignancies, the Company increased its accruals in 2012 for respirator mask/asbestos liabilities by $71 million. During 2012, the Company made payments for fees and settlements of $45 million related to the respirator mask/asbestos litigation. As of December 31, 2012, the Company had accruals for respirator mask/asbestos liabilities of $126 million (excluding Aearo accruals). The Company cannot estimate the amount or range of amounts by which the liability may exceed the accrual the Company has established because of the (i) inherent difficulty in projecting the number of claims that have not yet been asserted, particularly with respect to the Company's respiratory products that themselves did not contain any harmful materials, (ii) the complaints nearly always assert claims against multiple defendants where the damages alleged are typically not attributed to individual defendants so that a defendant's share of liability may turn on the law of joint and several liability, which can vary by state, (iii) the multiple factors described above that the Company considers in estimating its liabilities, and (iv) the several possible developments described above that may occur that could affect the Company's estimate of liabilities.

As of December 31, 2012, the Company's receivable for insurance recoveries related to the respirator mask/asbestos litigation was $87 million. In 2012, the Company increased its receivables for expected insurance recoveries by $39 million related to this litigation. The Company estimates insurance receivables based on an analysis of its numerous policies, including their exclusions, pertinent case law interpreting comparable policies, its experience with similar claims, and assessment of the nature of the claim and remaining coverage, and records an amount it has concluded is likely to be recovered.

Various factors could affect the timing and amount of recovery of this receivable, including (i) delays in or avoidance of payment by insurers; (ii) the extent to which insurers may become insolvent in the future, and (iii) the outcome of negotiations with insurers and legal proceedings with respect to respirator mask/asbestos liability insurance coverage. The difference between the accrued liability and insurance receivable represents in part the time delay between payment of claims on the one hand and receipt of insurance reimbursements on the other hand. Because of the lag time between settlement and payment of a claim, no meaningful conclusions may be drawn from quarterly or annual changes in the amount of receivables for expected insurance recoveries or changes in the number of claimants.

As previously reported, on January 5, 2007 the Company was served with a declaratory judgment action filed on behalf of two of its insurers (Continental Casualty and Continental Insurance Co. – both part of the Continental Casualty Group) disclaiming coverage for respirator mask/asbestos claims. The action, pending in the District Court in Ramsey County, Minnesota, seeks declaratory judgment regarding coverage provided by the policies and the allocation of covered costs among the policies issued by the various insurers. The action named, in addition to the Company, over 60 of the Company's insurers. This action is similar in nature to an action filed in 1994 with respect to breast implant coverage, which ultimately resulted in the Minnesota Supreme Court's ruling of 2003 that was largely in the Company's favor. The plaintiff insurers have served an amended complaint that names some additional insurers and deletes others. A significant number of the insurer defendants named in the amended complaint have been dismissed because of settlements they have reached with 3M regarding the matters at issue in the lawsuit. The case is currently in the discovery phase. Trial is scheduled to begin in the summer of 2013. During 2012, the Company reached settlements with several insurers, including Continental Casualty and Continental Insurance Co. mentioned above, that will result in payments totaling approximately $87 million ($72 million of which has been received in 2012) to the Company over the next year.

Respirator Mask/Asbestos Litigation – Aearo Technologies

On April 1, 2008, a subsidiary of the Company purchased the stock of Aearo Holding Corp., the parent of Aearo Technologies (“Aearo”). Aearo manufactured and sold various products, including personal protection equipment, such as eye, ear, head, face, fall and certain respiratory protection products.

As of December 31, 2012, Aearo and/or other companies that previously owned and operated Aearo's respirator business (American Optical Corporation, Warner-Lambert LLC, AO Corp. and Cabot Corporation (“Cabot”)) are named defendants, with multiple co-defendants, including the Company, in numerous lawsuits in various courts in which plaintiffs allege use of mask and respirator products and seek damages from Aearo and other defendants for alleged personal injury from workplace exposures to asbestos, silica-related, or other occupational dusts found in products manufactured by other defendants or generally in the workplace.

As of December 31, 2012, the Company, through its Aearo subsidiary, has recorded $28 million as the best estimate of the probable liabilities for product liabilities and defense costs related to current and future Aearo-related asbestos and silica-related claims. Responsibility for legal costs, as well as for settlements and judgments, is currently shared in an informal arrangement among Aearo, Cabot, American Optical Corporation and a subsidiary of Warner Lambert and their insurers (the “Payor Group”). Liability is allocated among the parties based on the number of years each company sold respiratory products under the “AO Safety” brand and/or owned the AO Safety Division of American Optical Corporation and the alleged years of exposure of the individual plaintiff. Aearo's share of the contingent liability is further limited by an agreement entered into between Aearo and Cabot on July 11, 1995. This agreement provides that, so long as Aearo pays to Cabot an annual fee of $400,000, Cabot will retain responsibility and liability for, and indemnify Aearo against, asbestos and silica-related product liability claims for respirators manufactured prior to July 11, 1995. Because the date of manufacture for a particular respirator allegedly used in the past is often difficult to determine, Aearo and Cabot have applied the agreement to claims arising out of the alleged use of respirators while exposed to asbestos or silica or products containing asbestos or silica prior to January 1, 1997. With these arrangements in place, Aearo's potential liability is limited to exposures alleged to have arisen from the use of respirators involving exposure to asbestos, silica, or silica products on or after January 1, 1997. To date, Aearo has elected to pay the annual fee. Aearo could potentially be exposed to additional claims for some part of the pre-July 11, 1995 period covered by its agreement with Cabot if Aearo elects to discontinue its participation in this arrangement, or if Cabot is no longer able to meet its obligations in these matters.

In March 2012, Cabot CSC Corporation and Cabot Corporation filed a lawsuit against Aearo in the Superior Court of Suffolk County, Massachusetts seeking declaratory relief as to the scope of Cabot's indemnity obligations under the July 11, 1995 agreement, including whether Cabot has retained liability for coal workers' pneumoconiosis claims, and seeking damages for breach of contract.

Developments may occur that could affect the estimate of Aearo's liabilities. These developments include, but are not limited to: (i) significant changes in the number of future claims, (ii) significant changes in the average cost of resolving claims, (iii) significant changes in the legal costs of defending these claims, (iv) significant changes in the mix and nature of claims received, (v) trial and appellate outcomes, (vi) significant changes in the law and procedure applicable to these claims, (vii) significant changes in the liability allocation among the co-defendants, (viii) the financial viability of members of the Payor Group including exhaustion of available coverage limits, (ix) the outcome of pending insurance coverage litigation among certain other members of the Payor Group and their respective insurers, and/or (x) a determination that the interpretation of the contractual obligations on which Aearo has estimated its share of liability is inaccurate. The Company cannot determine the impact of these potential developments on its current estimate of Aearo's share of liability for these existing and future claims. If any of the developments described above were to occur, the actual amount of these liabilities for existing and future claims could be significantly larger than the amount accrued.

Because of the inherent difficulty in projecting the number of claims that have not yet been asserted, the complexity of allocating responsibility for future claims among the Payor Group, and the several possible developments that may occur that could affect the estimate of Aearo's liabilities, the Company cannot estimate the amount or range of amounts by which Aearo's liability may exceed the accrual the Company has established.

Environmental Matters and Litigation

The Company's operations are subject to environmental laws and regulations including those pertaining to air emissions, wastewater discharges, toxic substances, and the handling and disposal of solid and hazardous wastes enforceable by national, state, and local authorities around the world, and private parties in the United States and abroad. These laws and regulations provide, under certain circumstances, a basis for the remediation of contamination, for restoration of or compensation for damages to natural resources, and for personal injury and property damage claims. The Company has incurred, and will continue to incur, costs and capital expenditures in complying with these laws and regulations, defending personal injury and property damage claims, and modifying its business operations in light of its environmental responsibilities. In its effort to satisfy its environmental responsibilities and comply with environmental laws and regulations, the Company has established, and periodically updates, policies relating to environmental standards of performance for its operations worldwide.

Under certain environmental laws, including the United States Comprehensive Environmental Response, Compensation and Liability Act of 1980 and similar state laws, the Company may be jointly and severally liable, typically with other companies, for the costs of remediation of environmental contamination at current or former facilities and at off-site locations. The Company has identified numerous locations, most of which are in the United States, at which it may have some liability. Please refer to the paragraph entitled “Environmental Liabilities and Insurance Receivables” that follows for information on the amount of the accrual.

Environmental Matters

As previously reported, the Company has been voluntarily cooperating with ongoing reviews by local, state, national (primarily the U.S. Environmental Protection Agency (EPA)), and international agencies of possible environmental and health effects of various perfluorinated compounds (“PFCs”), including perfluorooctanyl compounds such as perfluorooctanoate (“PFOA”) and perfluorooctane sulfonate (“PFOS”). As a result of its phase-out decision in May 2000, the Company no longer manufactures perfluorooctanyl compounds. The company ceased manufacturing and using the vast majority of these compounds within approximately two years of the phase-out announcement, and ceased all manufacturing and the last significant use of this chemistry by 2008. Through its ongoing life cycle management and its raw material composition identification processes associated with the Company's policies covering the use of all persistent and bio-accumulative materials, the Company has on occasion identified the presence of precursor chemicals in materials purchased from suppliers that may ultimately degrade to PFOA, PFOS or similar compounds. Upon such identification, the Company works to find alternatives for such chemicals.

Regulatory activities concerning PFOA and/or PFOS continue in the United States, Europe and elsewhere, and before certain international bodies. These activities include gathering of exposure and use information, risk assessment, and consideration of regulatory approaches. The EPA continues to develop Drinking Water Health Advisories for PFOS and PFOA, which are expected to be released in 2013. Those advisory levels will supersede the current provisional advisory levels. In an effort to move toward developing standards under the Safe Drinking Water Act, the EPA published on May 2, 2012 a list of unregulated substances, including six PFCs, required to be monitored during the period 2013-2015 by public water system suppliers to determine the extent of their occurrence.

The Agency for Toxic Substances and Disease Registry (ATSDR) has completed a bio-monitoring study evaluating PFC blood levels in volunteers living near fields where wastewater treatment sludge was applied from the municipal wastewater treatment plant in Decatur, Alabama that received wastewater from numerous sources, including sanitary wastewater from 3M. The Company expects ATSDR to release its report in 2013.

3M continues its third and final phase of work pursuant to a Memorandum of Understanding with the EPA regarding an environmental assessment program at the Company's Decatur manufacturing site. That work includes groundwater sampling off-site from the 3M Decatur facility as well as at three local landfills used by the facility. The Company shared results from this final phase of sampling work with the EPA in September, 2012.

The Company is continuing to make progress in its work, under the supervision of state regulators, to address its historic disposal of PFC-containing waste associated with manufacturing operations at the Cottage Grove, Minnesota and Decatur, Alabama plants.

As previously reported, the Company entered into a voluntary remedial action agreement with the Alabama Department of Environmental Management (ADEM) to address the presence of PFCs in the soil at the Company's manufacturing facility in Decatur, Alabama. For approximately twenty years, the Company incorporated its wastewater treatment plant sludge containing PFCs in fields at its Decatur facility pursuant to a permit issued by ADEM. After a review of the available options to address the presence of PFCs in the soil, ADEM agreed that the preferred remediation option is to use a multilayer cap over the former sludge incorporation areas on the manufacturing site with subsequent groundwater migration controls and treatment. Implementation of that option will continue throughout the balance of 2013 and is expected to be completed in 2016.

The Company continues to work with the Minnesota Pollution Control Agency (MPCA) pursuant to the terms of the previously disclosed May 2007 Settlement Agreement and Consent Order to address the presence of certain PFCs in the soil and groundwater at former disposal sites in Washington County, Minnesota (Oakdale and Woodbury) and at the Company's manufacturing facility at Cottage Grove, Minnesota. Under this agreement, the Company's principal obligations include (i) evaluating releases of certain PFCs from these sites and proposing response actions; (ii) providing treatment or alternative drinking water upon identifying any level exceeding a Health Based Value (“HBV”) or Health Risk Limit (“HRL”) (i.e., the amount of a chemical in drinking water determined by the Minnesota Department of Health (MDH) to be safe for human consumption over a lifetime) for certain PFCs for which a HBV and/or HRL exists as a result of contamination from these sites; (iii) remediating identified sources of other PFCs at these sites that are not controlled by actions to remediate PFOA and PFOS; and (iv) sharing information with the MPCA about certain perfluorinated compounds. During 2008, the MPCA issued formal decisions adopting remedial options for the former disposal sites in Washington County, Minnesota (Oakdale and Woodbury). In August 2009, the MPCA issued a formal decision adopting remedial options for the Company's Cottage Grove manufacturing facility. During the spring and summer of 2010, 3M began implementing the agreed upon remedial options at the Cottage Grove and Woodbury sites. 3M commenced the remedial option at the Oakdale site in late 2010. At each location the remedial options were recommended by the Company and approved by the MPCA. Remediation work has been completed at the Oakdale site, and it is in an operational maintenance mode. Remediation will continue at the other two sites during 2013.

The Company cannot predict what additional regulatory actions arising from the foregoing proceedings and activities, if any, may be taken regarding such compounds or the consequences of any such actions.

Environmental Litigation

As previously reported, a former employee filed a purported class action lawsuit in 2002 in the Circuit Court of Morgan County, Alabama seeking unstated damages and alleging that the plaintiffs suffered fear, increased risk, subclinical injuries, and property damage from exposure to certain perfluorochemicals at or near the Company's Decatur, Alabama, manufacturing facility. The Circuit Court in 2005 granted the Company's motion to dismiss the named plaintiff's personal injury-related claims on the basis that such claims are barred by the exclusivity provisions of the state's Workers Compensation Act. The plaintiffs' counsel filed an amended complaint in November 2006, limiting the case to property damage claims on behalf of a purported class of residents and property owners in the vicinity of the Decatur plant. Also, in 2005, the judge in a second purported class action lawsuit (filed by three residents of Morgan County, Alabama, seeking unstated compensatory and punitive damages involving alleged damage to their property from emissions of certain perfluorochemical compounds from the Company's Decatur, Alabama, manufacturing facility that formerly manufactured those compounds) granted the Company's motion to abate the case, effectively putting the case on hold pending the resolution of class certification issues in the first action described above filed in the same court in 2002. Despite the stay, plaintiffs filed an amended complaint seeking damages for alleged personal injuries and property damage on behalf of the named plaintiffs and the members of a purported class. No further action in the case is expected unless and until the stay is lifted.

In February 2009, a resident of Franklin County, Alabama, filed a purported class action lawsuit in the Circuit Court of Franklin County seeking compensatory damages and injunctive relief based on the application by the Decatur utility's wastewater treatment plant of wastewater treatment sludge to farmland and grasslands in the state that allegedly contain PFOA, PFOS and other perfluorochemicals. The named defendants in the case include 3M, its subsidiary Dyneon LLC, Daikin America, Inc., Synagro-WWT, Inc., Synagro South, LLC and Biological Processors of America. The named plaintiff seeks to represent a class of all persons within the State of Alabama who have had PFOA, PFOS and other perfluorochemicals released or deposited on their property. In March 2010, the Alabama Supreme Court ordered the case transferred from Franklin County to Morgan County. In May, 2010, consistent with its handling of the other matters, the Morgan County Circuit Court abated this case, putting it on hold pending the resolution of the class certification issues in the first case filed there.

In December 2010, the State of Minnesota, by its Attorney General Lori Swanson, acting in its capacity as trustee of the natural resources of the State of Minnesota, filed a lawsuit in Hennepin County District Court against 3M to recover damages (including unspecified assessment costs and reasonable attorney's fees) for alleged injury to, destruction of, and loss of use of certain of the State's natural resources under the Minnesota Environmental Response and Liability Act (MERLA) and the Minnesota Water Pollution Control Act (MWPCA), as well as statutory nuisance and common law claims of trespass, nuisance, and negligence with respect to the presence of PFCs in the groundwater, surface water, fish or other aquatic life and sediments. The State also seeks declarations under MERLA that 3M is responsible for all damages the State may suffer in the future for injuries to natural resources from releases of PFCs into the environment, and under MWPCA that 3M is responsible for compensation for future loss or destruction of fish, aquatic life and other damages.

In January 2011, the City of Lake Elmo filed a motion to intervene in the State of Minnesota lawsuit and seeks damages in excess of $50,000 and other legal and equitable relief, including reasonable attorneys' fees, for alleged contamination of city property, wells, groundwater and water contained in the wells with PFCs under several theories, including common law and statutory nuisance, strict liability, trespass, negligence, and conversion. The court granted the City of Lake Elmo's motion to intervene in this lawsuit.

In November 2011, the Metropolitan Council filed a motion to intervene and a complaint in the State of Minnesota lawsuit seeking damages in excess of $50,000 and other legal, declaratory and equitable relief, including reasonable attorneys' fees, for costs and fees that the Metropolitan Council alleges it will be required to assess at some time in the future if the MPCA imposes restrictions on Metropolitan Council's PFOS discharges to the Mississippi River. Metropolitan Council's intervention motion was based on several theories, including common law negligence, and statutory claims under MERLA for response costs and under the Minnesota Environmental Rights Act (MERA) for declaratory and equitable relief against 3M for PFOS and other PFC pollution of the waters and sediments of the Mississippi River. 3M did not object to the motion to intervene. In January 2012, 3M answered the Metropolitan Council's complaint and filed a counterclaim alleging that the Metropolitan Council discharges PFCs to the Mississippi River and discharges PFC-containing sludge and biosolids from one or more of its wastewater treatment plants onto agricultural lands and local area landfills. Accordingly, 3M requested that if the Court finds that the State is entitled to any of the damages the State seeks, 3M seeks contribution and apportionment from the Metropolitan Council, including attorneys' fees, under MERLA, and contribution from and liability for the Metropolitan Council's proportional share of damages awarded to the State under the MWPCA, as well as under statutory nuisance and common law theories of trespass, nuisance and negligence. 3M also seeks declaratory relief under MERA.

In May 2012, 3M filed a motion to disqualify the State of Minnesota's counsel, Covington & Burling, LLP (Covington). In October 2012, the court granted 3M's motion to disqualify Covington as counsel to the State and stayed discovery in the natural resources damages case for up to 180 days to give the State time to secure new counsel. In October 2012, the State and Covington appealed the court's disqualification to the Minnesota Court of Appeals.

In June 2009, the Company, along with more than 250 other companies, was served with a third-party complaint seeking contribution towards the cost of cleaning up a 17-mile stretch of the Passaic River in New Jersey. After commencing an enforcement action in 1990, the State of New Jersey filed suit against Maxus Energy, Tierra Solutions, Occidental Chemical and two other companies seeking cleanup and removal costs and other damages associated with the presence of dioxin and other hazardous substances in the sediment of the Passaic. The third-party complaint seeks to spread those costs among the third-party defendants, including 3M. Allegations asserted against 3M relate to its use of two commercial drum conditioning facilities in New Jersey. Currently, the State of New Jersey is actively negotiating with third-party defendants, including 3M, to settle pending claims related to the state's response costs. The potential scope of a state settlement remains uncertain and would not include release from potential federal claims, yet to be asserted, related to the final cleanup costs. Total costs for the remedy currently proposed by EPA could easily exceed $1 billion. While the Company does not yet have a basis for estimating its potential exposure in this case, or in the yet to be asserted EPA claim, the Company currently believes its allocable share of the possible loss, if any, is likely to be a fraction of one percent of the total costs because of the Company's limited potential involvement at this site.

For environmental litigation matters described in this section for which a liability, if any, has been recorded, the Company believes the amount recorded, as well as the possible loss or range of loss in excess of the established accrual is not material to the Company's consolidated results of operations or financial condition. For those matters for which a liability has not been recorded, the Company believes such liability is not probable and estimable and the Company is not able to estimate a possible loss or range of loss at this time, with the exception of the Passaic River litigation, where the Company's potential exposure, if any, is likely to be a fraction of one percent of the total costs.

Environmental Liabilities and Insurance Receivables

As of December 31, 2012, the Company had recorded liabilities of $29 million for estimated “environmental remediation” costs based upon an evaluation of currently available facts with respect to each individual site and also recorded related insurance receivables of $11 million. The Company records liabilities for remediation costs on an undiscounted basis when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or the Company's commitment to a plan of action. Liabilities for estimated costs of environmental remediation, depending on the site, are based primarily upon internal or third-party environmental studies, and estimates as to the number, participation level and financial viability of any other potentially responsible parties, the extent of the contamination and the nature of required remedial actions. The Company adjusts recorded liabilities as further information develops or circumstances change. The Company expects that it will pay the amounts recorded over the periods of remediation for the applicable sites, currently ranging up to 20 years.

As of December 31, 2012, the Company had recorded liabilities of $57 million for “other environmental liabilities” based upon an evaluation of currently available facts to implement the Settlement Agreement and Consent Order with the MPCA, the remedial action agreement with ADEM, and to address trace amounts of perfluorinated compounds in drinking water sources in the City of Oakdale, Minnesota, as well as presence in the soil and groundwater at the Company's manufacturing facilities in Decatur, Alabama, and Cottage Grove, Minnesota, and at two former disposal sites in Washington County, Minnesota (Oakdale and Woodbury). The Company expects that most of the spending will occur over the next four years. In 2012, the Company recorded expected insurance recoveries of $15 million related to “other environmental liabilities.”

It is difficult to estimate the cost of environmental compliance and remediation given the uncertainties regarding the interpretation and enforcement of applicable environmental laws and regulations, the extent of environmental contamination and the existence of alternative cleanup methods. Developments may occur that could affect the Company's current assessment, including, but not limited to: (i) changes in the information available regarding the environmental impact of the Company's operations and products; (ii) changes in environmental regulations, changes in permissible levels of specific compounds in drinking water sources, or changes in enforcement theories and policies, including efforts to recover natural resource damages; (iii) new and evolving analytical and remediation techniques; (iv) success in allocating liability to other potentially responsible parties; and (v) the financial viability of other potentially responsible parties and third-party indemnitors. For sites included in both “environmental remediation liabilities” and “other environmental liabilities,” at which remediation activity is largely complete and remaining activity relates primarily to operation and maintenance of the remedy, including required post-remediation monitoring, the Company believes the exposure to loss in excess of the amount accrued would not be material to the Company's consolidated results of operations or financial condition. However, for locations at which remediation activity is largely ongoing, the Company cannot estimate a possible loss or range of loss in excess of the associated established accruals for the reasons described above.

Compliance Matters

In November 2009, the Company contacted the Department of Justice (DOJ) and Securities and Exchange Commission (SEC) to voluntarily disclose that the Company was conducting an internal investigation as a result of reports it received about its subsidiary in Turkey, alleging bid rigging and bribery and other inappropriate conduct in connection with the supply of certain reflective and other materials and related services to Turkish government entities. The Company also contacted certain affected government agencies in Turkey. In September 2012, the Turkish Competition Authority issued its decision finding that there was insufficient evidence obtained in the investigation to find that 3M Turkey or the other companies investigated violated the Turkish competition law.

The Company retained outside counsel to conduct an assessment of its policies, practices, and controls and to evaluate its overall compliance with the Foreign Corrupt Practices Act (FCPA), including a review of its practices in certain other countries and acquired entities. As part of its review, the Company has also reported to the DOJ and SEC issues arising from transactions in other countries. In January 2013, the DOJ and SEC each notified the Company that they are terminating their investigations into possible violations of the FCPA without taking any action or imposing any fines against the Company. Among the reasons cited by the DOJ for closing its investigation included the Company's voluntary disclosure and cooperation, the Company's thorough investigation, and the steps the Company has taken to enhance its anti-corruption compliance program.

Other Matters

Commercial Litigation

In September 2010, various parties, on behalf of a purported class of shareholders of Cogent, Inc. (“Cogent”), commenced three lawsuits against the Company, Cogent, and its directors in the Delaware Court of Chancery. Plaintiffs allege that 3M, in connection with its tender offer for Cogent shares, aided and abetted the breach of fiduciary duties by Cogent directors and seek an unspecified amount of damages. The three cases were consolidated, expedited discovery was conducted, and Plaintiffs' motion for a preliminary injunction to enjoin the acquisition was denied on October 1, 2010. On November 15, 2010, plaintiffs filed an amended complaint that added Cogent directors appointed by 3M, as named defendants, and asserted additional claims of breach of fiduciary duties in connection with the acquisition and a subsequent offering period. 3M completed its acquisition of Cogent in December 2010. In March 2012, all parties to the litigation agreed to settle this litigation for an amount that is not material to the Company. On August 30, 2012, the Court of Chancery approved the settlement and dismissed plaintiffs' claims.

Separately, several purported holders of Cogent shares, representing a total of approximately 5.8 million shares, have asserted appraisal rights under Delaware law. The Company has answered the appraisal petition and is defending this matter vigorously. Trial in Delaware occurred in November 2012; post-trial briefing is ongoing.

In October 2012, four plaintiffs filed purported class actions against Ceradyne, its directors, 3M and Cyborg Acquisition Corporation (a direct wholly owned subsidiary of 3M) in connection with 3M's proposed acquisition of Ceradyne. Two suits were filed in California Superior Court for Orange County and two were filed in the Delaware Chancery Court. The suits seek principally to enjoin the proposed acquisition of Ceradyne, and allege that the defendants breached and/or aided and abetted the breach of their fiduciary duties to Ceradyne by seeking to sell Ceradyne through an allegedly unfair process and for an unfair price and on unfair terms, and/or by allegedly failing to make adequate disclosures to Ceradyne stockholders regarding the proposed acquisition of Ceradyne. The California court consolidated the two California actions. In the Delaware cases, the plaintiffs' motions to expedite proceedings, which the defendants have opposed, was denied by the Delaware Chancery Court. The parties reached a settlement of those matters for an amount that is not material to the Company. The settlement papers are presently being drafted, and the settlement will be presented to the California court for preliminary and final approval.

Separately, one Ceradyne shareholder, who purports to hold 16,656 shares, filed a petition for appraisal rights under Delaware law.

3M filed suit against Avery Dennison Corporation in the United States District Court for the District of Minnesota in June 2010, alleging that Avery's OmniCube™ full cube retroreflective sheeting products, which are used for highway signage, infringe a number of 3M patents. 3M's motion to preliminarily enjoin the sales of Avery's OmniCube retroreflective sheeting was denied in December 2010. 3M also sought a declaratory judgment from the District Court in Minnesota that 3M's Diamond Grade™ DG3 full cube retroreflective sheeting does not infringe two Avery patents. The District Court granted Avery's motion to dismiss 3M's declaratory judgment suit in March 2011. 3M appealed the dismissal of the declaratory judgment lawsuit, and in January 2012, the Federal Circuit Court of Appeals issued a decision reversing the district court and reinstating the declaratory judgment action. Avery did not appeal this decision, and that action, including Avery's counterclaims against 3M for infringement of the Avery patents, is proceeding in the District Court in Minnesota. In October 2010, Avery Dennison filed a lawsuit against the Company in the United States District Court for the Central District of California, alleging that 3M monopolized or attempted to monopolize the markets for Type XI retroreflective sheeting and for broad high performance sheeting in violation of the Sherman Act, as well as other claims. Avery alleges that 3M manipulated the standards-setting process of the American Society for Testing and Materials (ASTM), a private organization responsible for creating standards for, among other things, retroreflective sheeting used for highway signage; entered into illegal and anticompetitive contracts; and engaged in other anticompetitive acts including false advertising and disparagement. 3M's motion to transfer the antitrust case to the United States District Court for the District of Minnesota was granted in February 2011. 3M's patent infringement lawsuit against Avery, the declaratory judgment action against Avery (with Avery's patent infringement counterclaims), and Avery's antitrust suit against 3M are moving forward in the Minnesota Court.

In March 2012, the district court issued its claim construction ruling in the 3M patent case, finding in 3M's favor on 16 of the 19 disputed terms. Fact and expert discovery in that case have concluded and the parties are awaiting oral argument on pending motions for summary judgment on certain matters filed by both parties. Avery has sought reexamination of the five 3M patents in suit. The U.S. Patent and Trademark Office (US PTO) granted reexamination and issued a first Office Action rejecting all claims for two of the patents in suit. The US PTO denied in whole Avery's request for reexamination of one of the patents in suit.

Fact discovery is also complete in the antitrust case and expert discovery is ongoing. Fact discovery is ongoing in the declaratory judgment case involving Avery's patents and the parties are beginning the claim construction process. Avery filed a motion to join all three cases for trial, a motion that the Court denied. Accordingly, the 3M patent infringement case is expected to go to trial late in 2013.

3M sued TransWeb Corporation in Minnesota in 2010 for infringement of several 3M patents covering fluorination and hydrocharging of filter media used in 3M's respirators and furnace filters. TransWeb does not make finished goods, but sells media to competitors of 3M's respirator and furnace filter businesses. TransWeb filed a declaratory judgment action in and successfully moved the litigation to the United States District Court for the District of New Jersey, seeking a declaration of invalidity and non-infringement of 3M's patents, and further alleging that 3M waited too long to enforce its rights. TransWeb also alleged 3M obtained the patents through inequitable conduct and that 3M's attempt to enforce the patents constitutes a violation of the antitrust laws. On November 30, 2012, the jury returned a verdict in favor of TransWeb on all but one count, including findings that 3M's patents were invalid and not infringed, and that 3M had committed an antitrust violation by seeking to enforce a patent it had obtained fraudulently. The jury also recommended that the court find 3M had committed inequitable conduct in obtaining the patents, and that the patents were therefore unenforceable. Since the vast majority of TransWeb's claim for treble antitrust damages is in the form of its attorneys' fees and expenses in connection with the defense of the patent case, the parties agreed that the measure of damages would not go to the jury, but rather would be submitted to a special master after the trial. It is expected this process will take several months, and the special master's recommendations would then be forwarded to the court for review and entry of a final judgment. 3M intends to appeal.

In December 2010, Meda AB, the Swedish-based acquirer of 3M's European pharmaceutical business, filed a lawsuit against 3M, 3M Innovative Properties Company, and Riker Laboratories, Inc. (collectively, "3M"). Meda initially asserted claims against 3M for breach of contract and breach of the implied covenant of good faith and fair dealing. In October 2011, Meda amended its pleading to assert a claim for fraud. All three claims are based on allegations that 3M did not inform Meda about certain information relating to the pricing of a particular drug in France prior to the acquisition. Meda seeks to recover compensatory damages in excess of $300 million (including prejudgment interest), punitive damages, and attorneys' fees. In September 2012, 3M filed a motion for summary judgment on the grounds that Meda cannot establish a breach of any duty owed by 3M. A non-jury trial started in the United States District Court for the Southern District of New York in January 2013. The court is expected to issue its decision in the first quarter of 2013.

Shurtape Technologies, LLC sued 3M in the United States District Court for the Western District of North Carolina, alleging that 3M's ScotchBlue™ Painter's Masking Tape with Edge-Lock™ Paint Line Protector, which was introduced in late 2009, infringes Shurtape's U.S. patent describing masking tape having an absorbent coating applied to the edge of the tape and several of Shurtape's trademarks. 3M requested reexamination of the Shurtape patent, and in November 2012, the US PTO issued an office action adopting many of 3M's invalidity arguments and rejecting all claims in the Shurtape patent. 3M has also filed a motion with the district court asking that the litigation be stayed pending resolution of the reexamination. Shurtape has opposed that motion and the court has not yet ruled. Trial is anticipated in late 2013 or early 2014.

For commercial litigation matters described in this section for which a liability, if any, has been recorded, the Company believes the amount recorded, as well as the possible loss or range of loss in excess of the established accrual is not material to the Company's consolidated results of operations or financial condition. For those matters for which a liability has not been recorded, the Company believes that such liability is not probable and estimable and the Company is not able to estimate a possible loss or range of loss at this time.

Product Liability Litigation

Électricité de France (EDF) filed a lawsuit against 3M France in the French courts in 2006 claiming commercial loss and property damage after experiencing electrical network failures which EDF alleges were caused by so-called defective 3M transition splices. The French Court of Appeals at Versailles affirmed the commercial trial court's decision that the transition splices conformed to contract specifications which were thoroughly analyzed and tested by EDF before purchase and installation. The Court of Appeals, however, ordered a court-appointed expert to study the problem and issue a technical opinion on the cause of the network failures. In spite of considerable testing of 3M's splices over several years, the court-appointed expert has been unable to identify a defect in the 3M splices and to determine the definitive cause of the network failures. The court-appointed expert is expected to submit his final report to the commercial court by June 30, 2013. Thereafter, the commercial court may take from six months to one year to render its decision.

One customer obtained an order in the French courts against 3M Purification SAS (a French subsidiary) in October 2011 appointing an expert to determine the amount of commercial loss and property damage allegedly caused by so-called defective 3M filters used in the customer's manufacturing process. An Austrian subsidiary of this same customer also filed a claim against 3M Austria GmbH (an Austrian subsidiary) and 3M Purification SAS in the Austrian courts in September 2012 seeking damages for the same issue. Another customer filed a lawsuit against 3M Deutschland GmbH (a German subsidiary) in the German courts in March 2012 seeking commercial loss and property damage allegedly caused by so-called defective 3M filters used in that customer's manufacturing process. The Company has resolved on an amicable basis claims of two other customers arising out of the same issue.

For product liability litigation matters described in this section for which a liability has been recorded, the Company believes the amount recorded is not material to the Company's consolidated results of operations or financial condition. In addition, the Company is not able to estimate a possible loss or range of loss in excess of the established accruals at this time.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

NOTE 14. Stock-Based Compensation

The 3M 2008 Long-Term Incentive Plan provides for the issuance or delivery of up to 64 million shares of 3M common stock pursuant to awards granted under the plan. In May 2012, shareholders approved an additional 36 million shares, increasing the number of approved shares to 100 million shares. Awards under this plan may be issued in the form of Incentive Stock Options, Nonqualified Stock Options, Progressive Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Stock Units, Other Stock Awards, and Performance Units and Performance Shares. Awards denominated in shares of common stock other than options and Stock Appreciation Rights, per the 2008 Plan, count against the 100 million share limit as 3.38 shares for every one share covered by such award (for full value awards with grant dates prior to May 11, 2010), as 2.87 shares for every one share covered by such award (for full value awards with grant dates on or after May 11, 2010 and prior to May 8, 2012), or as 3.50 shares for every one share covered by such award (for full value awards with grant dates of May 8, 2012 or later). The remaining total shares available for grant under the 2008 Long Term Incentive Plan Program are 48,786,751 as of December 31, 2012. There were approximately 11,564 participants with outstanding options, restricted stock, or restricted stock units at December 31, 2012.

The Company's annual stock option and restricted stock unit grant is made in February to provide a strong and immediate link between the performance of individuals during the preceding year and the size of their annual stock compensation grants. The grant to eligible employees uses the closing stock price on the grant date. Stock options vest over a period from one to three years with the expiration date at 10 years from date of grant. Accounting rules require recognition of expense under a non-substantive vesting period approach, requiring compensation expense recognition when an employee is eligible to retire. Employees are considered eligible to retire at age 55 and after having completed five years of service. This retiree-eligible population represents 30 percent of the 2012 annual stock-based compensation award expense dollars; therefore, higher stock-based compensation expense is recognized in the first quarter. Beginning in 2007, the Company reduced the number of traditional stock options granted under the Management Stock Ownership Program (MSOP) plan by reducing the number of employees eligible to receive annual grants and by shifting a portion of the annual grant away from traditional stock options primarily to restricted stock units. However, associated with the reduction in the number of eligible employees, the Company provided a one-time “buyout” grant in 2007 of restricted stock units to the impacted employees. 3M also has granted progressive (reload) options. These options are nonqualified stock options that were granted to certain participants under the 1997 or 2002 MSOP, but for which the reload feature was eliminated in 2005 (on a prospective basis only). Participants who had options granted prior to this effective date may still qualify to receive new progressive (reload) stock options.

In addition to the annual grants, the Company makes other minor grants of stock options, restricted stock units and other stock-based grants. The Company issues cash settled Restricted Stock Units and Stock Appreciation Rights in certain countries. These grants do not result in the issuance of Common Stock and are considered immaterial by the Company.

Amounts recognized in the financial statements with respect to stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees' Stock Purchase Plan (GESPP), are provided in the following table. Capitalized stock-based compensation amounts were not material for the twelve months ended 2012, 2011 and 2010. The income tax benefits shown in the table can fluctuate by period due to the amount of employee “disqualifying dispositions” related to Incentive Stock Options (ISOs). The Company last granted ISOs in 2002.

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2012	2011	2010
Cost of sales	$27	$29	$31
Selling, general and administrative expenses	167	192	209
Research, development and related expenses	29	32	34

Stock-based compensation expenses	$223	$253	$274

Income tax benefits	$(67)	$(80)	$(98)

Stock-based compensation expenses, net of tax	$156	$173	$176

The following table summarizes stock option activity during the twelve months ended December 31:

Stock Option Program
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Under option —
January 1	64,148,415	$77.28	70,335,044	$74.80	74,268,165	$72.39
Granted:
Annual	5,770,190	87.91	5,514,500	89.46	5,788,313	78.79
Progressive (Reload)	110,065	89.65	237,839	94.02	188,105	88.67
Other	51,661	89.25	8,953	86.71	27,911	82.13
Exercised	(13,123,617)	68.78	(11,625,863)	68.47	(9,678,654)	59.11
Canceled	(391,684)	83.65	(322,058)	75.09	(258,796)	70.76
December 31	56,565,030	$80.33	64,148,415	$77.28	70,335,044	$74.80
Options exercisable
December 31	45,207,143	$78.78	52,644,364	$76.90	58,201,617	$75.87

Outstanding options under grant include grants from previous plans. For options outstanding at December 31, 2012, the weighted-average remaining contractual life was 55 months and the aggregate intrinsic value was $709 million. For options exercisable at December 31, 2012, the weighted-average remaining contractual life was 44 months and the aggregate intrinsic value was $637 million. As of December 31, 2012, there was $54 million of compensation expense that has yet to be recognized related to non-vested stock option based awards. This expense is expected to be recognized over the remaining weighted-average vesting period of 21 months.

The total intrinsic values of stock options exercised during 2012, 2011 and 2010 was $282 million, $287 million and $263 million, respectively. Cash received from options exercised during 2012, 2011 and 2010 was $903 million, $796 million and $571 million, respectively. The Company's actual tax benefits realized for the tax deductions related to the exercise of employee stock options for 2012, 2011 and 2010 was $98 million, $96 million and $93 million, respectively.

The Company does not have a specific policy to repurchase common shares to mitigate the dilutive impact of options; however, the Company has historically made adequate discretionary purchases, based on cash availability, market trends, and other factors, to satisfy stock option exercise activity.

For annual and progressive (reload) options, the weighted average fair value at the date of grant was calculated using the Black-Scholes option-pricing model and the assumptions that follow.

Stock Option Assumptions

	Annual			Progressive (Reload)
	2012	2011	2010	2012	2011	2010
Exercise price	$87.89	$89.47	$78.72	$87.89	$93.94	$86.72
Risk-free interest rate	1.1%	2.8%	2.8%	0.2%	0.4%	0.6%
Dividend yield	2.6%	2.6%	2.5%	2.6%	2.6%	2.5%
Volatility	24.5%	22.0%	25.7%	23.4%	21.5%	33.2%
Expected life (months)	74	72	72	19	15	17
Black-Scholes fair value	$14.94	$16.10	$16.50	$8.50	$7.49	$12.01

Expected volatility is a statistical measure of the amount by which a stock price is expected to fluctuate during a period. For the 2012 annual grant date, the Company estimated the expected volatility based upon the average of the most recent one year volatility, the median of the term of the expected life rolling volatility, the median of the most recent term of the expected life volatility of 3M stock, and the implied volatility on the grant date. The expected term assumption is based on the weighted average of historical grants.

The following table summarizes restricted stock and restricted stock unit activity during the twelve months ended December 31, 2012:

Restricted Stock and Restricted Stock Units

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	4,858,972	$73.02	4,812,657	$68.75	4,379,480	$68.85
Granted
Annual	968,522	87.92	889,448	89.46	902,549	78.81
Other	99,337	85.07	351,624	87.07	527,823	70.09
Vested	(2,594,468)	63.51	(1,077,816)	72.21	(948,233)	79.12
Forfeited	(70,801)	82.65	(116,941)	72.01	(48,962)	76.22
As of December 31	3,261,562	$85.17	4,858,972	$73.02	4,812,657	$68.75

As of December 31, 2012, there was $79 million of compensation expense that has yet to be recognized related to non-vested restricted stock and restricted stock units. This expense is expected to be recognized over the remaining weighted-average vesting period of 25 months. The total fair value of restricted stock and restricted stock units that vested during the twelve months ended December 31, 2012, 2011 and 2010 was $228 million, $102 million and $75 million, respectively. The Company's actual tax benefits realized for the tax deductions related to the vesting of restricted stock and restricted stock units for the twelve months ended December 31, 2012, 2011 and 2010 was $86 million, $36 million and $20 million, respectively.

Restricted stock units granted under the 3M 2008 Long-Term Incentive Plan generally vest three years following the grant date assuming continued employment. The one-time “buyout” restricted stock unit grant in 2007 vested at the end of five years. Restricted stock unit grants issued in 2008 and prior did not accrue dividends during the vesting period. Beginning in 2009, dividend equivalents equal to the dividends payable on the same number of shares of 3M common stock accrue on these restricted stock units during the vesting period, although no dividend equivalents are paid on any of these restricted stock units that are forfeited prior to the vesting date. Dividends are paid out in cash at the vest date on restricted stock units, except for performance shares which do not earn dividends. Since the rights to dividends are forfeitable, there is no impact on basic earnings per share calculations. Weighted average restricted stock unit shares outstanding are included in the computation of diluted earnings per share.

Performance Shares

Beginning in 2008, the Company grants certain members of executive management performance shares on an annual basis. The performance criteria, which were modified in 2010, are designed to focus management attention on three key factors that create long-term stockholder value: Organic Sales Volume Growth, Return on Invested Capital and sales from new products. The number of shares of 3M common stock that could actually be delivered at the end of the three-year performance period may be anywhere from 0% to 200% of each performance share granted, depending on the performance of the Company during such performance period. Non-substantive vesting requires that expense for the performance shares be recognized over one or three years depending on when each individual became a 3M executive. The first performance shares, which were granted in 2008, were distributed in 2011. Performance shares do not accrue dividends during the performance period. Therefore, the grant date fair value is determined by reducing the closing stock price on the date of grant by the net present value of dividends during the performance period. As a result of the significant uncertainty due to the economic crisis of 2008-2009, the Company granted restricted stock units instead of performance shares in 2009. Therefore, since there were no performance shares in 2009, there were also no related distributions in 2012. Performance share grants resumed in 2010 and continued thereafter.

The following table summarizes performance share activity during the twelve months ended December 31, 2012:

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	878,872	$78.55	760,645	$73.99	―	$ ―
Granted	467,531	81.55	415,024	84.58	370,575	74.46
Distributed	―	―	(206,410)	72.77	―	―
Performance change	(178,838)	81.27	(39,323)	82.10	396,390	73.55
Forfeited	(78,481)	80.21	(51,064)	80.20	(6,320)	73.92
As of December 31	1,089,084	$79.27	878,872	$78.55	760,645	$73.99

As of December 31, 2012, there was $11 million of compensation expense that has yet to be recognized related to performance shares. This expense is expected to be recognized over the remaining weighted-average earnings period of 11 months. There were no performance shares distributed or related tax benefits realized during the twelve months ended December 31, 2012 and 2010. For the twelve months ended December 31, 2011, the total fair value of performance shares that were distributed was $18 million and actual tax benefits realized for the tax deductions related to the distribution of performance shares was $5 million.

General Employees' Stock Purchase Plan (GESPP):

In May 2012, shareholders approved an additional 30 million shares for issuance under the Company's GESPP, increasing the number of approved shares to 60 million shares. Substantially all employees are eligible to participate in the plan. Participants are granted options at 85% of market value at the date of grant. There are no GESPP shares under option at the beginning or end of each year because options are granted on the first business day and exercised on the last business day of the same month.

General Employees' Stock Purchase Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,455,545	$75.32	1,433,609	$73.67	1,325,579	$70.57
Options exercised	(1,455,545)	75.32	(1,433,609)	73.67	(1,325,579)	70.57
Shares available for grant -
December 31	31,445,207		2,900,751		4,334,360

The weighted-average fair value per option granted during 2012, 2011 and 2010 was $13.29, $13.00 and $12.45, respectively. The fair value of GESPP options was based on the 15% purchase price discount. The Company recognized compensation expense for GESSP options of $19 million in 2012, $19 million in 2011 and $17 million in 2010.

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segments

NOTE 15. Business Segments

3M's businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. Effective in the first quarter of 2013 (as discussed below), 3M manages its operations in five operating business segments: Industrial; Safety and Graphics; Electronics and Energy; Health Care; and Consumer. 3M's five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. These segments have worldwide responsibility for virtually all 3M product lines. 3M is not dependent on any single product/service or market. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments.

Effective in the first quarter of 2013, 3M completed a realignment of its business groups (segments) to better serve global markets and customers. This realignment included:

  The alignment of divisions into five business groups (segments) as further described below.
  The combination of certain existing divisions into new divisions. These included Traffic Safety and Security Division (reflecting the combination of the former Traffic Safety Systems Division and Security Systems Division) and the Optical Systems Division (reflecting the combination of the former Optical Systems Division and Mobile Interactive Solutions Division).
  The movement of certain product lines between various divisions within and across certain business segments.

In addition to the above, there were also changes to dual credit amounts as a result of the realigned structure. The new structure is comprised of five business segments: Industrial, Safety and Graphics, Electronics and Energy, Health Care, and Consumer.

Industrial: This business segment, previously referred to as Industrial and Transportation, is largely unchanged, except for the transfer of the Renewable Energy Division to the Electronics and Energy business segment.

Safety and Graphics: This business segment includes Architectural Markets, Building and Commercial Services, Commercial Graphics, Industrial Mineral Products, Personal Safety, and Traffic Safety and Security. This new business segment also reflects movement of certain product lines between various divisions.

Electronics and Energy: This business segment includes Communication Markets, Electrical Markets, Electronics Markets Materials, Electronic Solutions, Infrastructure Protection, Optical Systems, Renewable Energy, and 3M Touch Systems. This new business segment also reflects the movement of certain product lines between various divisions.

Health Care: This business segment is largely unchanged, except for the movement of certain product lines between various divisions.

Consumer: This business segment, previously referred to as Consumer and Office, is largely unchanged, except for the movement of certain product lines between various divisions.

Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and track and trace solutions

Electronics and Energy	Optical films solutions for electronic displays, projection solutions, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010
Industrial	$9,943	$9,629	$8,116	$2,236	$1,983	$1,720
Safety and Graphics	5,471	5,458	4,873	1,217	1,237	1,138
Electronics and Energy	5,458	5,732	5,632	1,026	1,140	1,207
Health Care	5,138	5,011	4,492	1,641	1,484	1,357
Consumer	4,386	4,230	3,926	943	855	859
Corporate and Unallocated	4	9	11	(471)	(420)	(278)
Elimination of Dual Credit	(496)	(458)	(388)	(109)	(101)	(85)
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Industrial	$8,587	$7,553	$6,486	$323	$337	$312	$415	$383	$304
Safety and Graphics	5,111	4,975	4,979	238	251	225	190	204	157
Electronics and Energy	5,512	5,296	5,196	266	255	243	350	274	293
Health Care	4,296	4,190	4,181	169	199	130	113	159	78
Consumer	2,445	2,423	2,169	110	102	101	105	98	70
Corporate and Unallocated	7,925	7,179	7,145	182	92	109	311	261	189
Total Company	$33,876	$31,616	$30,156	$1,288	$1,236	$1,120	$1,484	$1,379	$1,091

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its five operating business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M provides additional (“dual”) credit to those business segments selling products in the U.S. to an external customer when that segment is not the primary seller of the product. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, the Industrial business segment also sells this product to certain customers in its U.S. markets. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales it initiated and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.

Geographic Areas	12 Months Ended
Dec. 31, 2012
Geographic Areas Disclosure
Geographic Areas

NOTE 16. Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made. During the first quarter of 2013, 3M realigned its geographic area reporting to include Puerto Rico in the United States, rather than in the Latin America/Canada region. The financial information presented herein reflects this geographic area change for all periods presented.

							Property, Plant and Equipment - net
	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011
United States	$10,571	$10,071	$9,254	$1,938	$1,639	$1,647	$4,279	$3,980
Asia Pacific	9,092	9,108	8,259	2,450	2,523	2,400	2,029	1,887
Europe, Middle East and Africa	6,730	7,076	6,259	1,163	1,150	1,112	1,499	1,271
Latin America and Canada	3,529	3,368	2,906	936	886	787	571	528
Other Unallocated	(18)	(12)	(16)	(4)	(20)	(28)	―	―
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918	$8,378	$7,666

Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

NOTE 17. Quarterly Data (Unaudited)

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2012	Quarter	Quarter	Quarter	Quarter	2012
Net sales	$7,486	$7,534	$7,497	$7,387	$29,904
Cost of sales	3,889	3,870	3,935	3,991	15,685
Net income including noncontrolling interest	1,141	1,186	1,180	1,004	4,511
Net income attributable to 3M	1,125	1,167	1,161	991	4,444
Earnings per share attributable to 3M
common shareholders - basic	1.61	1.68	1.68	1.43	6.40
Earnings per share attributable to 3M
common shareholders - diluted	1.59	1.66	1.65	1.41	6.32

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2011	Quarter	Quarter	Quarter	Quarter	2011
Net sales	$7,311	$7,680	$7,531	$7,089	$29,611
Cost of sales	3,802	4,040	4,027	3,824	15,693
Net income including noncontrolling interest	1,103	1,177	1,103	974	4,357
Net income attributable to 3M	1,081	1,160	1,088	954	4,283
Earnings per share attributable to 3M
common shareholders - basic	1.52	1.63	1.54	1.36	6.05
Earnings per share attributable to 3M
common shareholders - diluted	1.49	1.60	1.52	1.35	5.96

Gross profit is calculated as net sales minus cost of sales.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Consolidation

Consolidation: 3M is a diversified global manufacturer, technology innovator and marketer of a wide variety of products. All subsidiaries are consolidated. All significant intercompany transactions are eliminated. As used herein, the term “3M” or “Company” refers to 3M Company and subsidiaries unless the context indicates otherwise.

Foreign currency translation

Foreign currency translation: Local currencies generally are considered the functional currencies outside the United States. Assets and liabilities for operations in local-currency environments are translated at year-end exchange rates. Income and expense items are translated at average rates of exchange prevailing during the year. Cumulative translation adjustments are recorded as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Although local currencies are typically considered as the functional currencies outside the United States, under Accounting Standards Codification (ASC) 830, Foreign Currency Matters, the reporting currency of a foreign entity's parent is assumed to be that entity's functional currency when the economic environment of a foreign entity is highly inflationary—generally when its cumulative inflation is approximately 100 percent or more for the three years that precede the beginning of a reporting period. 3M has a subsidiary in Venezuela with operating income representing less than 1.0 percent of 3M's consolidated operating income for 2012. 3M determined that the cumulative inflation rate of Venezuela in November 2009 and since has exceeded 100 percent. Accordingly, the financial statements of the Venezuelan subsidiary were remeasured as if its functional currency were that of its parent beginning January 1, 2010.

Regulations in Venezuela require the purchase and sale of foreign currency to be made at official rates of exchange that are fixed from time to time by the Venezuelan government. Certain laws in the country, however, provided an exemption for the purchase and sale of certain securities and resulted in an indirect “parallel” market through which companies obtained foreign currency without having to purchase it from Venezuela's Commission for the Administration of Foreign Exchange (CADIVI). In May 2010, the Venezuelan government took control of the previously freely-traded parallel market. The government-controlled rate that emerged under the new Transaction System for Foreign Currency Denominated Securities (SITME) is not as unfavorable as the previous parallel rate in comparison to the official rates. As previously disclosed, as of December 31, 2009 (prior to the change in functional currency of 3M's Venezuelan subsidiary in January 2010), 3M changed to use of the parallel exchange rate for translation of the financial statements of its Venezuelan subsidiary. Beginning January 1, 2010, as discussed above, the financial statements of the Venezuelan subsidiary are remeasured as if its functional currency were that of its parent. This remeasurement utilized the parallel rate through May 2010 and the SITME rate thereafter.

The Company continues to monitor circumstances relative to its Venezuelan subsidiary. Other factors notwithstanding, the change in functional currency of this subsidiary and associated remeasurement beginning January 1, 2010 as a result of Venezuela's economic environment decreased net sales of the Venezuelan subsidiary by approximately two-thirds in 2010 in comparison to 2009 (based on exchange rates at 2009 year-end), but did not otherwise have a material impact on operating income and 3M's consolidated results of operations.

Reclassifications	Reclassifications: Certain amounts in the prior years' consolidated financial statements have been reclassified to conform to the current year presentation.
Use of estimates

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when acquired.
Marketable securities

Marketable securities: The classification of marketable securities as current or non-current is dependent upon management's intended holding period, the security's maturity date and liquidity considerations based on market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current. 3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders' equity. Such an unrealized loss does not reduce net income for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

Investments

Investments: Investments primarily include equity method, cost method, and available-for-sale equity investments. Available-for-sale investments are recorded at fair value. Unrealized gains and losses relating to investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss) in shareholders' equity.

Other assets

Other assets: Other assets include deferred income taxes, product and other insurance receivables, the cash surrender value of life insurance policies, and other long-term assets. Investments in life insurance are reported at the amount that could be realized under contract at the balance sheet date, with any changes in cash surrender value or contract value during the period accounted for as an adjustment of premiums paid. Cash outflows and inflows associated with life insurance activity are included in “Purchases of marketable securities and investments” and “Proceeds from sale of marketable securities and investments,” respectively.

Inventories	Inventories: Inventories are stated at the lower of cost or market, with cost generally determined on a first-in, first-out basis.
Property, plant and equipment

Property, plant and equipment: Property, plant and equipment, including capitalized interest and internal engineering costs, are recorded at cost. Depreciation of property, plant and equipment generally is computed using the straight-line method based on the estimated useful lives of the assets. The estimated useful lives of buildings and improvements primarily range from 10 to 40 years, with the majority in the range of 20 to 40 years. The estimated useful lives of machinery and equipment primarily range from three to 15 years, with the majority in the range of five to 10 years. Fully depreciated assets are retained in property and accumulated depreciation accounts until disposal. Upon disposal, assets and related accumulated depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to operations. Property, plant and equipment amounts are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss recorded is calculated by the excess of the asset's carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis.

Conditional asset retirement obligations

Conditional asset retirement obligations: A liability is initially recorded at fair value for an asset retirement obligation associated with the retirement of tangible long-lived assets in the period in which it is incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations exist for certain long-term assets of the Company. The obligation is initially measured at fair value using expected present value techniques. Over time the liabilities are accreted for the change in their present value and the initial capitalized costs are depreciated over the remaining useful lives of the related assets. The asset retirement obligation liability was $86 million and $79 million at December 31, 2012 and 2011, respectively.

Goodwill

Goodwill: Goodwill is the excess of cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. Goodwill is tested for impairment annually in the fourth quarter of each year, and is tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level, with all goodwill assigned to a reporting unit. Reporting units are one level below the business segment level, but can be combined when reporting units within the same segment have similar economic characteristics. 3M did not combine any of its reporting units for impairment testing. An impairment loss generally would be recognized when the carrying amount of the reporting unit's net assets exceeds the estimated fair value of the reporting unit. The estimated fair value of a reporting unit is determined using earnings for the reporting unit multiplied by a price/earnings ratio for comparable industry groups, or by using a discounted cash flow analysis.

Intangible assets

Intangible assets: Intangible assets include patents, tradenames and other intangible assets acquired from an independent party. Intangible assets with an indefinite life, namely certain tradenames, are not amortized. Intangible assets with a definite life are amortized over a period ranging from one to 20 years generally on a straight line basis, unless another systematic and rational basis is more representative of the asset's use. Indefinite-lived intangible assets are tested for impairment annually, and are tested for impairment between annual tests if an event occurs or circumstances change that would indicate that the carrying amount may be impaired. Intangible assets with a definite life are tested for impairment whenever events or circumstances indicate that the carrying amount of an asset (asset group) may not be recoverable. An impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss recorded is calculated by the excess of the asset's carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis. Costs related to internally developed intangible assets, such as patents, are expensed as incurred, primarily in “Research, development and related expenses.”

Restructuring actions

Restructuring actions: Restructuring actions generally include significant actions involving employee-related severance charges, contract termination costs, and impairment of assets associated with such actions. Employee-related severance charges are largely based upon distributed employment policies and substantive severance plans. These charges are reflected in the quarter when the actions are probable and the amounts are estimable, which typically is when management approves the associated actions. Severance amounts for which affected employees were required to render service in order to receive benefits at their termination dates were measured at the date such benefits were communicated to the applicable employees and recognized as expense over the employees' remaining service periods. Contract termination and other charges primarily reflect costs to terminate a contract before the end of its term (measured at fair value at the time the Company provided notice to the counterparty) or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company. Asset impairment charges related to intangible assets and property, plant and equipment reflect the excess of the assets' carrying values over their fair values.

Revenue (sales) recognition

Revenue (sales) recognition: The Company sells a wide range of products to a diversified base of customers around the world and has no material concentration of credit risk. Revenue is recognized when the risks and rewards of ownership have substantively transferred to customers. This condition normally is met when the product has been delivered or upon performance of services. The Company records estimated reductions to revenue or records expense for customer and distributor incentives, primarily comprised of rebates and free goods, at the time of the initial sale. These sales incentives are accounted for in accordance with ASC 605, Revenue Recognition. The estimated reductions of revenue for rebates are based on the sales terms, historical experience, trend analysis and projected market conditions in the various markets served. Since the Company serves numerous markets, the rebate programs offered vary across businesses, but the most common incentive relates to amounts paid or credited to customers for achieving defined volume levels or growth objectives. Free goods are accounted for as an expense and recorded in cost of sales. Sales, use, value-added and other excise taxes are not recognized in revenue.

The vast majority of 3M's sales agreements are for standard products and services with customer acceptance occurring upon delivery of the product or performance of the service. However, to a limited extent 3M also enters into agreements that involve multiple elements (such as equipment, installation and service), software, or non-standard terms and conditions.

For non-software multiple-element arrangements, in connection with 3M's adoption on a prospective basis of Accounting Standards Updated (ASU) No. 2009-13, Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force, to new or materially modified arrangements beginning in 2011, the Company recognizes revenue for delivered elements when they have stand-alone value to the customer, they have been accepted by the customer, and for which there are only customary refund or return rights. Arrangement consideration is allocated to the deliverables by use of the relative selling price method. The selling price used for each deliverable is based on vendor-specific objective evidence (VSOE) if available, third-party evidence (TPE) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available. Estimated selling price is determined in a manner consistent with that used to establish the price to sell the deliverable on a standalone basis. For applicable pre-existing arrangements, 3M recognizes revenue for delivered elements when the fair values of the undelivered items are known and allocation of consideration to the delivered items is most often based on the residual method. In addition to the preceding conditions under ASU No. 2009-13 and for applicable pre-existing arrangements, equipment revenue is not recorded until the installation has been completed if equipment acceptance is dependent upon installation or if installation is essential to the functionality of the equipment. Installation revenues are not recorded until installation has been completed.

For arrangements (or portions of arrangements) falling within software revenue recognition standards and that do not involve significant production, modification, or customization, revenue for each software or software-related element is recognized when the Company has VSOE of the fair value of all of the undelivered elements and applicable criteria have been met for the delivered elements. When the arrangements involve significant production, modification or customization, long-term construction-type accounting involving proportional performance is generally employed.

For prepaid service contracts, sales revenue is recognized on a straight-line basis over the term of the contract, unless historical evidence indicates the costs are incurred on other than a straight-line basis. License fee revenue is recognized as earned, and no revenue is recognized until the inception of the license term.

On occasion, agreements will contain milestones, or 3M will recognize revenue based on proportional performance. For these agreements, and depending on the specifics, 3M may recognize revenue upon completion of a substantive milestone, or in proportion to costs incurred to date compared with the estimate of total costs to be incurred.

Accounts receivable and allowances

Accounts receivable and allowances: Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains allowances for bad debts, cash discounts, product returns and various other items. The allowance for doubtful accounts and product returns is based on the best estimate of the amount of probable credit losses in existing accounts receivable and anticipated sales returns. The Company determines the allowances based on historical write-off experience by industry and regional economic data and historical sales returns. The Company reviews the allowance for doubtful accounts monthly. The Company does not have any significant off-balance-sheet credit exposure related to its customers.

Advertising and merchandising	Advertising and merchandising: These costs are charged to operations in the period incurred, and totaled $482 million in 2012, $518 million in 2011 and $512 million in 2010.
Research, development and related expenses

Research, development and related expenses: These costs are charged to operations in the period incurred and are shown on a separate line of the Consolidated Statement of Income. Research, development and related expenses totaled $1.634 billion in 2012, $1.570 billion in 2011 and $1.434 billion in 2010. Research and development expenses, covering basic scientific research and the application of scientific advances in the development of new and improved products and their uses, totaled $1.079 billion in 2012, $1.036 billion in 2011 and $919 million in 2010. Related expenses primarily include technical support provided by 3M to customers who are using existing 3M products; internally developed patent costs, which include costs and fees incurred to prepare, file, secure and maintain patents; and amortization of acquired patents.

Internal-use software

Internal-use software: The Company capitalizes direct costs of materials and services used in the development of internal-use software. Amounts capitalized are amortized over a period of three to seven years, generally on a straight-line basis, unless another systematic and rational basis is more representative of the software's use. Amounts are reported as a component of either machinery and equipment or capital leases within property, plant and equipment.

Environmental

Environmental: Environmental expenditures relating to existing conditions caused by past operations that do not contribute to current or future revenues are expensed. Reserves for liabilities related to anticipated remediation costs are recorded on an undiscounted basis when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or the Company's commitment to a plan of action. Environmental expenditures for capital projects that contribute to current or future operations generally are capitalized and depreciated over their estimated useful lives.

Income taxes

Income taxes: The provision for income taxes is determined using the asset and liability approach. Under this approach, deferred income taxes represent the expected future tax consequences of temporary differences between the carrying amounts and tax basis of assets and liabilities. The Company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. As of December 31, 2012 and 2011, the Company recorded $29 million and $82 million, respectively, of valuation allowances. The Company recognizes and measures its uncertain tax positions based on the rules under ASC 740, Income Taxes.

Earnings per share

Earnings per share: The difference in the weighted average 3M shares outstanding for calculating basic and diluted earnings per share attributable to 3M common shareholders is the result of the dilution associated with the Company's stock-based compensation plans. Certain options outstanding under these stock-based compensation plans during the years 2012, 2011 and 2010 were not included in the computation of diluted earnings per share attributable to 3M common shareholders because they would not have had a dilutive effect (12.6 million average options for 2012, 17.4 million average options for 2011, and 26.3 million average options for 2010). The computations for basic and diluted earnings per share for the years ended December 31 follow:

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2012	2011	2010
Numerator:
Net income attributable to 3M	$4,444	$4,283	$4,085

Denominator:
Denominator for weighted average 3M common shares
outstanding – basic	693.9	708.5	713.7

Dilution associated with the Company’s stock-based
compensation plans	9.4	10.5	11.8

Denominator for weighted average 3M common shares
outstanding – diluted	703.3	719.0	725.5

Earnings per share attributable to 3M common shareholders – basic	$6.40	$6.05	$5.72
Earnings per share attributable to 3M common shareholders – diluted	$6.32	$5.96	$5.63

Stock-based compensation

Stock-based compensation: The Company recognizes compensation expense for its stock-based compensation programs, which include stock options, restricted stock, restricted stock units, performance shares, and the General Employees' Stock Purchase Plan (GESPP). Under applicable accounting standards, the fair value of share-based compensation is determined at the grant date and the recognition of the related expense is recorded over the period in which the share-based compensation vests. Refer to Note 14 for additional information.

Comprehensive income

Comprehensive income: Total comprehensive income and the components of accumulated other comprehensive income (loss) are presented in the Consolidated Statement of Comprehensive Income and the Consolidated Statement of Changes in Equity. Accumulated other comprehensive income (loss) is composed of foreign currency translation effects (including hedges of net investments in international companies), defined benefit pension and postretirement plan adjustments, unrealized gains and losses on available-for-sale debt and equity securities, and unrealized gains and losses on cash flow hedging instruments.

Derivatives and hedging activities

Derivatives and hedging activities: All derivative instruments within the scope of ASC 815, Derivatives and Hedging, are recorded on the balance sheet at fair value. The Company uses interest rate swaps, currency and commodity price swaps, and foreign currency forward and option contracts to manage risks generally associated with foreign exchange rate, interest rate and commodity market volatility. All hedging instruments that qualify for hedge accounting are designated and effective as hedges, in accordance with U.S. generally accepted accounting principles. If the underlying hedged transaction ceases to exist, all changes in fair value of the related derivatives that have not been settled are recognized in current earnings. Instruments that do not qualify for hedge accounting are marked to market with changes recognized in current earnings. Cash flows from derivative instruments are classified in the statement of cash flows in the same category as the cash flows from the items subject to designated hedge or undesignated (economic) hedge relationships. The Company does not hold or issue derivative financial instruments for trading purposes and is not a party to leveraged derivatives.

Credit risk	Credit risk: The Company is exposed to credit loss in the event of nonperformance by counterparties in interest rate swaps, currency swaps, commodity price swaps, and forward and option contracts. However, the Company’s risk is limited to the fair value of the instruments. The Company actively monitors its exposure to credit risk through the use of credit approvals and credit limits, and by selecting major international banks and financial institutions as counterparties. 3M enters into master netting arrangements with counterparties when possible to mitigate credit risk in derivative transactions. A master netting arrangement may allow each counterparty to net settle amounts owed between a 3M entity and the counterparty as a result of multiple, separate derivative transactions. The Company does not anticipate nonperformance by any of these counterparties. 3M has elected to present the fair value of derivative assets and liabilities within the Company’s consolidated balance sheet on a gross basis even when derivative transactions are subject to master netting arrangements and may otherwise qualify for net presentation.
Fair value measurements

Fair value measurements: 3M follows ASC 820, Fair Value Measurements and Disclosures, with respect to assets and liabilities that are measured at fair value on a recurring basis and nonrecurring basis. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The standard also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the factors market participants would use in valuing the asset or liability developed based upon the best information available in the circumstances. The hierarchy is broken down into three levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Acquisitions

Acquisitions: The Company accounts for business acquisitions in accordance with ASC 805, Business Combinations. This standard requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction and establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed in a business combination. Certain provisions of this standard prescribe, among other things, the determination of acquisition-date fair value of consideration paid in a business combination (including contingent consideration) and the exclusion of transaction and acquisition-related restructuring costs from acquisition accounting.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Earnings per share
Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2012	2011	2010
Numerator:
Net income attributable to 3M	$4,444	$4,283	$4,085

Denominator:
Denominator for weighted average 3M common shares
outstanding – basic	693.9	708.5	713.7

Dilution associated with the Company’s stock-based
compensation plans	9.4	10.5	11.8

Denominator for weighted average 3M common shares
outstanding – diluted	703.3	719.0	725.5

Earnings per share attributable to 3M common shareholders – basic	$6.40	$6.05	$5.72
Earnings per share attributable to 3M common shareholders – diluted	$6.32	$5.96	$5.63

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Allocation of purchase price
	2012 Acquisition Activity
(Millions)		Other	Total
Asset (Liability)	Ceradyne, Inc.	Acquisitions
Accounts receivable	$55	$29	$84
Inventory	112	13	125
Other current assets	36	1	37
Marketable securities	250	―	250
Property, plant, and equipment	238	3	241
Purchased finite-lived intangible assets	127	86	213
Purchased indefinite-lived intangible assets	―	2	2
Purchased goodwill	198	141	339
Accounts payable and other liabilities, net of other assets	(100)	(27)	(127)
Interest bearing debt	(93)	(3)	(96)
Deferred tax asset/(liability)	(25)	3	(22)

Net assets acquired	$798	$248	$1,046

Supplemental information:
Cash paid	$850	$248	$1,098
Less: Cash acquired	52	―	52
Cash paid, net of cash acquired	$798	$248	$1,046

	2011 Acquisitions Activity
(Millions)	Winterthur	Other	Total
Asset (Liability)	Technologie AG	Acquisitions
Accounts receivable	$45	$61	$106
Inventory	69	59	128
Other current assets	6	36	42
Property, plant, and equipment	73	102	175
Purchased finite-lived intangible assets	226	116	342
Purchased goodwill	147	112	259
Accounts payable and other liabilities, net of other assets	(70)	(78)	(148)
Interest bearing debt	(79)	(24)	(103)
Deferred tax asset/(liability)	(58)	(28)	(86)

Net assets acquired	$359	$356	$715
Noncontrolling interest	(56)	―	(56)
Net assets acquired excluding noncontrolling interest	$303	$356	$659

Supplemental information:
Cash paid	$327	$376	$703
Less: Cash acquired	34	20	54
Cash paid, net of cash acquired	$293	$356	$649
Non-cash	10	―	10
Net assets acquired excluding noncontrolling interest	$303	$356	$659

	2010 Acquisitions Activity
		Attenti
(Millions)		Holdings	Cogent	Other
Asset (Liability)	Arizant Inc.	S.A.	Inc.	Acquisitions	Total
Accounts receivable	$15	$23	$34	$21	$93
Inventory	36	5	17	19	77
Other current assets	3	7	31	2	43
Marketable securities	―	―	380	―	380
Property, plant, and equipment	38	9	30	29	106
Purchased finite-lived intangible assets	362	90	142	69	663
Purchased goodwill	512	122	295	51	980
Accounts payable and other liabilities, net
of other assets	(29)	(12)	(88)	(35)	(164)
Interest bearing debt	(31)	(21)	―	(53)	(105)
Deferred tax asset/(liability)	(141)	(16)	(47)	(21)	(225)

Net assets acquired	$765	$207	$794	$82	$1,848

Supplemental information:
Cash paid	$776	$227	$946	$156	$2,105
Less: Cash acquired	11	20	152	92	275
Cash paid, net of cash acquired	$765	$207	$794	$64	$1,830
Non-cash (financed liability)	―	―	―	18	18
Net assets acquired	$765	$207	$794	$82	$1,848

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill
	Dec. 31,	2011	2011	Dec. 31,	2012	2012	Dec. 31,
	2010	acquisition	translation	2011	acquisition	translation	2012
(Millions)	Balance	activity	and other	Balance	activity	and other	Balance
Industrial	$1,761	$205	$6	$1,972	$204	$(2)	$2,174
Safety and Graphics	1,746	3	(36)	1,713	41	(3)	1,751
Electronics and Energy	1,591	6	11	1,608	―	14	1,622
Health Care	1,517	3	(12)	1,508	88	2	1,598
Consumer	205	42	(1)	246	6	(12)	240
Total Company	$6,820	$259	$(32)	$7,047	$339	$(1)	$7,385

Acquired Intangible Assets

(Millions)	2012	2011
Patents	$596	$561
Other amortizable intangible assets (primarily tradenames and customer related
intangibles)	2,456	2,323
Total gross carrying amount	$3,052	$2,884

Accumulated amortization — patents	(421)	(374)
Accumulated amortization — other	(833)	(717)
Total accumulated amortization	$(1,254)	$(1,091)

Total finite-lived intangible assets — net	$1,798	$1,793

Non-amortizable intangible assets (primarily tradenames)	127	123
Total intangible assets — net	$1,925	$1,916

Schedule of amortization expense for acquired intangible assets
Amortization expense for the years ended December 31 follows:

(Millions)	2012	2011	2010
Amortization expense	$233	$235	$176

Schedule of expected amortization expense for acquired amortizable intangible assets
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2012 follows:

						After
(Millions)	2013	2014	2015	2016	2017	2017
Amortization expense	$239	$214	$200	$186	$171	$788

Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information
(Millions)	2012	2011
Other current assets
Prepaid expenses and other	$555	$676
Deferred income taxes	472	385
Derivative assets-current	49	107
Product and other insurance receivables	125	109
Total other current assets	$1,201	$1,277

Investments
Equity method	$105	$98
Cost method	47	47
Other investments	11	10
Total investments	$163	$155

Property, plant and equipment - at cost
Land	$413	$377
Buildings and leasehold improvements	6,975	6,587
Machinery and equipment	14,190	13,240
Construction in progress	791	814
Capital leases	156	148
Gross property, plant and equipment	22,525	21,166
Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	$8,378	$7,666

Other assets
Deferred income taxes	$578	$1,018
Product and other insurance receivables	139	151
Cash surrender value of life insurance policies	230	223
Other assets	270	264
Total other assets	$1,217	$1,656

Other current liabilities
Accrued trade payables	$516	$516
Deferred income	471	389
Derivative liabilities	106	49
Restructuring actions	31	6
Employee benefits and withholdings	178	160
Product and other claims	147	159
Property and other taxes	87	94
Pension and postretirement benefits	55	53
Deferred income taxes	45	23
Other	645	636
Total other current liabilities	$2,281	$2,085

Other liabilities
Long term income taxes payable	$454	$595
Employee benefits	332	351
Product and other claims	314	329
Capital lease obligations	71	79
Deferred income	29	19
Deferred income taxes	167	251
Other	267	233
Total other liabilities	$1,634	$1,857

Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Equity and Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2009, net of tax	$122	$(3,831)	$(9)	$(36)	$(3,754)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	213	(374)	5	(9)	(165)
Amounts reclassified out	―	306	―	15	321
Total other comprehensive income (loss),
before tax	213	(68)	5	6	156
Tax effect	(8)	28	(2)	(2)	16
Total other comprehensive income (loss),
net of tax	205	(40)	3	4	172
Purchase of subsidiary shares, net of tax	47	(8)	―	―	39
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(50)	(2,765)
Amounts reclassified out	―	475	10	134	619
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	(10)	(75)
Amounts reclassified out	―	615	―	(59)	556
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Reclassifications Out of Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1	$2		$(1)	See Note 10
Prior service benefit		84	75		85	See Note 10
Net actuarial loss		(700)	(552)		(390)	See Note 10
Total before tax		(615)	(475)		(306)
Tax effect		219	168		109	Provision for income taxes
Net of tax		$(396)	$(307)		$(197)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$(10)	$	―	Selling, general and administrative expenses
Total before tax		―	(10)		―
Tax effect		―	4		―	Provision for income taxes
Net of tax	$	―	$(6)	$	―

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$41	$(87)		$(39)	Cost of sales
Foreign currency forward contracts		29	(41)		33	Interest expense
Commodity price swap contracts		(10)	(6)		(9)	Cost of sales
Interest rate swap contracts		(1)	―		―	Interest expense
Total before tax		59	(134)		(15)
Tax effect		(21)	48		6	Provision for income taxes
Net of tax		$38	$(86)		$(9)
Total reclassifications for the period, net of tax		$(358)	$(399)		$(206)

Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from (to) noncontrolling interest
(Millions)	2010
Net income attributable to 3M	$4,085
Transfers from noncontrolling interest	43
Change in 3M Company shareholders’ equity from net income attributable to 3M and
transfers from noncontrolling interest	$4,128

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

(Millions)	2012	2011	2010
Cash income tax payments, net of refunds	$1,717	$1,542	$1,509
Cash interest payments	166	219	178
Capitalized interest	23	19	17

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Before Income Taxes
Income Before Income Taxes

(Millions)	2012	2011	2010
United States	$2,902	$2,516	$2,778
International	3,449	3,515	2,977
Total	$6,351	$6,031	$5,755

Provision for Income Taxes
Provision for Income Taxes

(Millions)	2012	2011	2010
Currently payable
Federal	$743	$431	$837
State	75	51	73
International	918	861	796
Deferred
Federal	(3)	181	55
State	10	12	43
International	97	138	(212)
Total	$1,840	$1,674	$1,592

Components of Deferred Tax Assets and Liabilities
Components of Deferred Tax Assets and Liabilities

(Millions)	2012	2011
Deferred tax assets:
Accruals not currently deductible
Employee benefit costs	$115	$96
Product and other claims	161	155
Miscellaneous accruals	137	133
Pension costs	969	1,183
Stock-based compensation	415	483
Net operating/capital loss carryforwards	304	392
Foreign tax credits	285	286
Inventory	189	174
Other - net	18	―
Gross deferred tax assets	2,593	2,902
Valuation allowance	(29)	(82)
Total deferred tax assets	$2,564	$2,820

Deferred tax liabilities:
Product and other insurance receivables	$(60)	$(63)
Accelerated depreciation	(858)	(745)
Intangible amortization	(808)	(799)
Other	―	(84)
Total deferred tax liabilities	$(1,726)	$(1,691)

Net deferred tax assets	$838	$1,129

Reconciliation of Effective Income Tax Rate
Reconciliation of Effective Income Tax Rate

	2012	2011	2010
Statutory U.S. tax rate	35.0%	35.0%	35.0%
State income taxes - net of federal benefit	0.9	0.7	1.2
International income taxes - net	(4.2)	(4.6)	(7.1)
U.S. research and development credit	―	(0.5)	(0.2)
Reserves for tax contingencies	(1.9)	(1.2)	(0.5)
Medicare Modernization Act, one-time charge	―	―	1.5
Domestic Manufacturer's deduction	(1.2)	(1.5)	(1.4)
All other - net	0.4	(0.1)	(0.8)
Effective worldwide tax rate	29.0%	27.8%	27.7%

Reconciliation of Federal, State and Foreign Tax Gross Unrecognized Tax Benefits
Federal, State and Foreign Tax

(Millions)	2012	2011	2010
Gross UTB Balance at January 1	$594	$622	$618

Additions based on tax positions related to the current year	80	92	128
Additions for tax positions of prior years	114	69	142
Reductions for tax positions of prior years	(120)	(123)	(161)
Settlements	(50)	9	(51)
Reductions due to lapse of applicable statute of limitations	(90)	(75)	(54)

Gross UTB Balance at December 31	$528	$594	$622

Net UTB impacting the effective tax rate at December 31	$185	$295	$394

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities
Schedule of Marketable Securities
	December 31,	December 31,
(Millions)	2012	2011

U.S. government agency securities	$162	$119
Foreign government agency securities	16	8
Corporate debt securities	471	413
Commercial paper	116	30
Certificates of deposit/time deposits	41	49
U.S. treasury securities	54	―
U.S. municipal securities	13	9
Asset-backed securities:
Automobile loan related	567	530
Credit card related	123	244
Equipment lease related	54	54
Other	31	5
Asset-backed securities total	775	833

Current marketable securities	$1,648	$1,461

U.S. government agency securities	$125	$361
Foreign government agency securities	51	15
Corporate debt securities	494	255
U.S. treasury securities	18	34
U.S. municipal securities	14	5
Auction rate securities	7	4
Asset-backed securities:
Automobile loan related	375	188
Credit card related	34	24
Equipment lease related	36	10
Other	8	―
Asset-backed securities total	453	222

Non-current marketable securities	$1,162	$896

Total marketable securities	$2,810	$2,357

Marketable securities by contractual maturity
(Millions)	December 31, 2012

Due in one year or less	$912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1

Total marketable securities	$2,810

Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt
Long-Term Debt
	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity
Description / 2012 Principal Amount	Floating	Rate	Date	2012	2011
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,034	$1,017
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	994	992
Medium-term note ($850 million)	USD Fixed	4.42%	2013	850	849
30-year bond ($750 million)	USD Fixed	5.73%	2037	747	747
Medium-term note ($650 million)	USD Fixed	1.10%	2017	647	―
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	―
Medium-term note	USD Fixed	― %	―	―	500
Eurobond (250 million Euros)	Euro Floating	0.88%	2014	349	347
30-year debenture ($330 million)	USD Fixed	6.01%	2028	347	348
UK borrowing (66 million GBP)	GBP Floating	1.34%	2015	106	―
Floating rate note ($97 million)	USD Floating	0.00%	2041	97	97
Floating rate note ($59 million)	USD Floating	0.00%	2044	59	59
Other borrowings	Various	0.36%	2013-2040	80	91
Total long-term debt				$5,902	$5,047
Less: current portion of long-term debt				986	563
Long-term debt (excluding current portion)				$4,916	$4,484

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt
Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective
(Millions)	Interest Rate	2012	2011
Current portion of long-term debt	3.83%	$986	$563
U.S. dollar commercial paper	― %	―	―
Other borrowings	4.70%	99	119
Total short-term borrowings and current portion of long-term debt		$1,085	$682

Schedule of Weighted-Average Effective Interest Rate
Weighted-Average Effective Interest Rate

	Total
At December 31	2012	2011
Short-term	3.91%	4.32%
Long-term	3.16%	3.76%

Schedule of Maturities of long-term debt
Maturities of long-term debt for the five years subsequent to December 31, 2012 are as follows (in millions):

					After
2013	2014	2015	2016	2017	2017	Total
$986	$1,481	$107	$994	$648	$1,686	$5,902

Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets
	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2012	2011	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$14,499	$12,319	$5,332	$4,912	$2,108	$1,828
Acquisitions	11	―	26	48	―	―
Service cost	254	206	124	124	78	61
Interest cost	587	626	247	261	86	92
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	83	(84)	(2)	(9)
Plan amendments	―	8	(7)	(31)	―	―
Actuarial (gain) loss	179	2,022	882	318	31	228
Medicare Part D Reimbursement	―	―	―	―	8	7
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	26	(2)	―	―	―	―
Benefit obligation at end of year	$14,830	$14,499	$6,414	$5,332	$2,205	$2,108
Change in plan assets
Fair value of plan assets at
beginning of year	$12,102	$11,575	$4,643	$4,355	$1,209	$1,149
Acquisitions	8	―	―	26	―	―
Actual return on plan assets	1,645	972	463	272	149	94
Company contributions	752	237	327	280	67	65
Participant contributions	―	―	5	5	52	56
Foreign exchange rate changes	―	―	62	(74)	―	―
Benefit payments	(726)	(680)	(278)	(221)	(156)	(155)
Settlements, curtailments, special
termination benefits and other	―	(2)	―	―	―	―
Fair value of plan assets at end of year	$13,781	$12,102	$5,222	$4,643	$1,321	$1,209
Funded status at end of year	$(1,049)	$(2,397)	$(1,192)	$(689)	$(884)	$(899)

Amounts recognized in the Consolidated Balance Sheet and accumulated other comprehensive income
	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States				International		Benefits
(Millions)	2012		2011		2012	2011	2012		2011
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$	―	$	―	$16	$40	$	―	$	―
Accrued benefit cost
Current liabilities		(43)		(41)	(8)	(8)		(4)		(4)
Non-current liabilities		(1,006)		(2,356)	(1,200)	(721)		(880)		(895)
Ending balance		$(1,049)		$(2,397)	$(1,192)	$(689)		$(884)		$(899)
Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(5)	$(8)	$	―	$	―
Net actuarial loss (gain)		4,679		5,623	2,458	1,858		1,028		1,171
Prior service cost (credit)		24		30	(150)	(167)		(197)		(269)
Ending balance		$4,703		$5,653	$2,303	$1,683		$831		$902

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets
	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2012	2011	2012	2011
Projected benefit obligation	$505	$14,499	$5,122	$2,983
Accumulated benefit obligation	492	13,804	4,808	2,740
Fair value of plan assets	8	12,102	4,038	2,321

Components of net periodic benefit cost and other amounts recognized in other comprehensive income
Components of net periodic cost and other amounts recognized in other comprehensive income

	Qualified and Non-qualified
	Pension Benefits										Postretirement
	United States						International				Benefits
(Millions)	2012		2011		2010		2012		2011	2010	2012		2011		2010
Net periodic benefit cost (benefit)
Service cost		$254		$206		$201		$124	$124	$105		$78		$61		$55
Interest cost		587		626		638		247	261	241		86		92		88
Expected return on plan assets		(992)		(927)		(929)		(295)	(289)	(278)		(84)		(77)		(83)
Amortization of transition
(asset) obligation		―		―		―		(1)	(2)	1		―		―		―
Amortization of prior service
cost (benefit)		5		11		13		(17)	(14)	(4)		(72)		(72)		(94)
Amortization of net actuarial (gain)
loss		470		334		221		122	116	84		108		102		85
Net periodic benefit cost (benefit)		$324		$250		$144		$180	$196	$149		$116		$106		$51
Settlements, curtailments, special
termination benefits and other		26		1		―		4	2	(22)		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$350		$251		$144		$184	$198	$127		$116		$106		$51
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$(2)	$(1)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1	2	(1)		―		―		―
Prior service cost (benefit)		―		8		―		(7)	(32)	(91)		―		―		69
Amortization of prior service cost
(benefit)		(5)		(11)		(13)		17	14	4		72		72		94
Net actuarial (gain) loss		(470)		1,976		227		707	315	104		(33)		212		89
Amortization of net actuarial (gain)
loss		(470)		(334)		(221)		(122)	(116)	(84)		(108)		(102)		(85)
Foreign currency		―		―		―		24	(17)	(19)		(1)		(2)		(1)
Total recognized in other
comprehensive (income) loss		$(945)		$1,639		$(7)		$620	$164	$(88)		$(70)		$180		$166
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(595)		$1,890		$137		$804	$362	$39		$46		$286		$217

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
						Postretirement
(Millions)	United States		International	Benefits
Amortization of transition (asset) obligation	$	―	$(1)	$	―
Amortization of prior service cost (benefit)		5	(17)		(66)
Amortization of net actuarial (gain) loss		399	159		96
Total amortization expected over the next fiscal year		$404	$141		$30

Weighted-average assumptions used to determine benefit obligations and net cost
Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2012	2011	2010	2012	2011	2010	2012	2011	2010

Discount rate	4.15%	5.23%	5.77%	4.58%	5.04%	5.30%	4.04%	5.09%	5.62%
Expected return
on assets	8.25%	8.50%	8.50%	6.38%	6.58%	6.90%	7.30%	7.38%	7.30%
Compensation rate
increase	4.00%	4.00%	4.30%	3.52%	3.59%	3.72%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments
Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2013 Benefit Payments	$760	$211	$113
2014 Benefit Payments	784	223	126
2015 Benefit Payments	808	236	138
2016 Benefit Payments	831	248	153
2017 Benefit Payments	854	256	154
Following five years	4,566	1,463	787

United States Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$1,662		$1,186		$11		$14		$5		$5	$1,678	$1,205
Non-U.S. equities		1,332		1,095		―		1		―		―	1,332	1,096
Derivatives		―		―		5		(3)		―		―	5	(3)
EAFE index funds		―		―		250		476		―		―	250	476
Index funds		―		―		156		128		1		1	157	129
Long/short equity		―		―		―		―		477		436	477	436
Total Equities		$2,994		$2,281		$422		$616		$483		$442	$3,899	$3,339
Fixed Income
U.S. government securities		$844		$776		$796		$869	$	―	$	―	$1,640	$1,645
Non-U.S. government
securities		―		―		378		314		―		―	378	314
Preferred and convertible
securities		4		4		―		5		―		―	4	9
U.S. corporate bonds		196		168		1,249		1,049		―		5	1,445	1,222
Non-U.S. corporate bonds		―		―		286		244		―		―	286	244
Asset-backed securities		―		―		21		23		―		―	21	23
Collateralized mortgage
obligations		―		―		43		137		―		―	43	137
Private placements		―		―		164		125		2		69	166	194
Derivative instruments		―		2		76		200		―		―	76	202
Other		―		―		29		24		―		―	29	24
Total Fixed Income		$1,044		$950		$3,042		$2,990		$2		$74	$4,088	$4,014
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$662		$618	$662	$618
Derivative instruments		―		―		―		―		(51)		―	(51)	―
Direct investments		―		―		―		―		129		―	129	―
Distressed debt		―		―		―		―		301		333	301	333
Growth equity		7		1		―		―		84		27	91	28
Mezzanine		―		―		―		―		82		90	82	90
Real estate		―		―		―		―		136		148	136	148
Secondary		―		―		―		―		166		181	166	181
Venture capital		―		―		―		―		627		665	627	665
Total Private Equity		$7		$1	$	―	$	―		$2,136		$2,062	$2,143	$2,063
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$833		$1,235		$664		$88	$1,497	$1,323
Bank loan and other fixed
income funds		―		―		―		―		201		432	201	432
Total Absolute Return	$	―	$	―		$833		$1,235		$865		$520	$1,698	$1,755
Commodities	$	―	$	―		$102		$435		$107		$105	$209	$540
Cash and Cash Equivalents		$429		$295		$1,547		$600	$	―	$	―	$1,976	$895
Total		$4,474		$3,527		$5,946		$5,876		$3,593		$3,203	$14,013	$12,606
Other items to reconcile to fair
value of plan assets													$(232)	$(504)
Fair value of plan assets													$13,781	$12,102

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$506	$144	$2,075	$623	$111	$3,459
Net transfers into / (out of) level 3	―	5	―	(59)	―	(54)
Purchases, sales, issuances, and
settlements, net	(52)	(97)	(108)	3	―	(254)
Realized gain / (loss)	3	21	(50)	5	―	(21)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(8)	(17)	133	(36)	―	72
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	(7)	18	12	(16)	(6)	1
Ending balance at Dec. 31, 2011	442	74	2,062	520	105	3,203
Net transfers into / (out of) level 3	―	(5)	―	472	―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)	―	(407)
Realized gain / (loss)	―	25	120	76	―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)	(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71	3	182
Ending balance at Dec. 31, 2012	$483	$2	$2,136	$865	$107	$3,593

International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as											Fair Value at
(Millions)	Level 1				Level 2			Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011	2012		2011		2012	2011
Equities
Growth equities		$628		$374		$133	$141	$	―	$	―	$761	$515
Value equities		468		401		23	98		―		―	491	499
Core equities		88		227		376	430		5		5	469	662
Total Equities		$1,184		$1,002		$532	$669		$5		$5	$1,721	$1,676
Fixed Income
Domestic government debt		$297		$188		$694	$579	$	―		$6	$991	$773
Foreign government debt		170		93		445	647		2		2	617	742
Corporate debt securities		―		113		630	404		18		19	648	536
Mortgage backed debt		―		―		31	25		―		―	31	25
Other debt obligations		―		―		268	39		16		12	284	51
Total Fixed Income		$467		$394		$2,068	$1,694		$36		$39	$2,571	$2,127
Private Equity
Private equity funds	$	―	$	―	$	―	$47		$22		$20	$22	$67
Real estate		3		3		42	38		49		47	94	88
Total Private Equity		$3		$3		$42	$85		$71		$67	$116	$155
Absolute Return
Hedge funds	$	―	$	―		$75	$172		$50	$	―	$125	$172
Insurance		―		―		―	―		433		369	433	369
Derivatives		―		―		20	58		―		―	20	58
Other		―		―		24	2		2		1	26	3
Total Absolute Return	$	―	$	―		$119	$232		$485		$370	$604	$602
Cash and Cash Equivalents		$211		$106		$21	$2	$	―	$	―	$232	$108
Total		$1,865		$1,505		$2,782	$2,682		$597		$481	$5,244	$4,668
Other items to reconcile to fair
value of plan assets												$(22)	$(25)
Fair value of plan assets												$5,222	$4,643

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2011	$98	$34	$70	$344	$546
Net transfers into / (out of) level 3	(93)	―	(21)	18	(96)
Foreign currency exchange	―	(1)	(1)	(10)	(12)
Purchases, sales, issuances, and
settlements, net	―	―	17	3	20
Realized gain / (loss)	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	6	2	14	22
Ending balance at Dec. 31, 2011	5	39	67	370	481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	$5	$36	$71	$485	$597

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category
	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2012		2011		2012		2011		2012		2011		2012	2011
Equities
U.S. equities		$466		$396	$	―	$	―	$	―	$	―	$466	$396
Non-U.S. equities		54		44		―		―		―		―	54	44
EAFE index funds		―		―		8		15		―		―	8	15
Index funds		―		―		42		43		―		―	42	43
Long/short equity		―		―		―		―		16		14	16	14
Total Equities		$520		$440		$50		$58		$16		$14	$586	$512
Fixed Income
U.S. government securities		$63		$55		$217		$197	$	―	$	―	$280	$252
Non-U.S. government
securities		―		―		16		12		―		―	16	12
U.S. corporate bonds		6		6		68		62		―		―	74	68
Non-U.S. corporate bonds		―		―		16		14		―		―	16	14
Asset-backed securities		―		―		6		5		―		―	6	5
Collateralized mortgage
obligations		―		―		4		7		―		―	4	7
Private placements		―		―		11		9		―		2	11	11
Derivative instruments		―		―		2		7		―		―	2	7
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$69		$61		$341		$314	$	―		$2	$410	$377
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$51		$56	$51	$56
Derivative instruments		―		―		―		―		(2)		―	(2)	―
Direct investments		―		―		―		―		4		―	4	―
Distressed debt		―		―		―		―		11		17	11	17
Growth equity		―		―		―		―		3		1	3	1
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		4		4	4	4
Secondary		―		―		―		―		5		6	5	6
Venture capital		―		―		―		―		91		100	91	100
Total Private Equity	$	―	$	―	$	―	$	―		$170		$187	$170	$187
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$27		$40		$21		$3	$48	$43
Bank loan and other fixed
income funds		―		―		―		―		7		14	7	14
Total Absolute Return	$	―	$	―		$27		$40		$28		$17	$55	$57
Commodities	$	―	$	―		$3		$14		$4		$4	$7	$18
Cash and Cash Equivalents		$51		$10		$50		$51	$	―	$	―	$101	$61
Total		$640		$511		$471		$477		$218		$224	$1,329	$1,212
Other items to reconcile to fair
value of plan assets													$(8)	$(3)
Fair value of plan assets													$1,321	$1,209

Summary of changes in the fair values of the plans level 3 assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities	Total
(Millions)
Beginning balance at Jan. 1, 2011	$16		$4	$226	$20	$3	$269
Net transfers into / (out of) level 3	―		―	―	(2)	―	(2)
Purchases, sales, issuances, and
settlements, net	(1)		(3)	(43)	1	―	(46)
Realized gain / (loss)	―		1	(31)	―	―	(30)
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)		(1)	20	(1)	―	17
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―		1	15	(1)	1	16
Ending balance at Dec. 31, 2011	14		2	187	17	4	224
Net transfers into / (out of) level 3	―		―	―	15	―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)	―	(36)
Realized gain / (loss)	―		1	11	2	―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)	―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2	―	7
Ending balance at Dec. 31, 2012	$16	$	―	$170	$28	$4	$218

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives
Gain (loss) on derivative instruments designated as cash flow hedges
Year Ended December 31, 2012
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(35)	Cost of sales	$41	Cost of sales	$	―
Foreign currency forward contracts	29	Interest expense	29	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(10)	Cost of sales		―
Interest rate swap contracts	―	Interest expense	(1)	Interest expense		―
Total	$(10)		$59		$	―

Year Ended December 31, 2011
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$3	Cost of sales	$(87)	Cost of sales	$	―
Foreign currency forward contracts	(42)	Interest expense	(41)	Interest expense		―
Commodity price swap contracts	(4)	Cost of sales	(6)	Cost of sales		―
Interest rate swap contracts	(7)	Interest expense	―	Interest expense		―
Total	$(50)		$(134)		$	―

Year Ended December 31, 2010
(Millions)	Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective Portion of Derivative	Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income		Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income
Derivatives in Cash Flow Hedging Relationships	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(30)	Cost of sales	$(39)	Cost of sales	$	―
Foreign currency forward contracts	34	Interest expense	33	Interest expense		―
Commodity price swap contracts	(13)	Cost of sales	(9)	Cost of sales		―
Total	$(9)		$(15)		$	―

Gain (loss) on derivative instruments designated as fair value hedges
Year ended December 31, 2012	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(5)	Interest expense	$5
Total		$(5)		$5

Year ended December 31, 2011	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(10)	Interest expense	$10
Total		$(10)		$10

Year ended December 31, 2010	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
(Millions)	Recognized in Income		Recognized in Income
Derivatives in Fair Value Hedging Relationships	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(16)	Interest expense	$16
Total		$(16)		$16

Gain (loss) on derivative and non-derivative instruments designated as net investment hedges
Year ended December 31, 2012
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$(29)	N/A	$	―
Total	$(29)		$	―

Year ended December 31, 2011
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$41	N/A	$	―
Total	$41		$	―

Year ended December 31, 2010
Derivative and Nonderivative Instruments in Net Investment Hedging Relationships	Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument	Ineffective Portion of Gain (Loss) on Instrument and Amount Excluded from Effectiveness Testing Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$111	N/A	$	―
Total	$111		$	―

Gain (loss) on derivative instruments not designated as hedging instruments
Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2012		Year ended December 31, 2011
	Gain (Loss) on Derivative Recognized in Income		Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$(24)	Cost of sales	$13
Foreign currency forward contracts	Interest expense	22	Interest expense	9
Total		$(2)		$22

Derivatives Not Designated as Hedging Instruments	Year ended December 31, 2010
	Gain (Loss) on Derivative Recognized in Income
(Millions)	Location	Amount
Foreign currency forward/option contracts	Cost of sales	$(24)
Foreign currency forward contracts	Interest expense	(19)
Commodity price swap contracts	Cost of sales	1
Total		$(42)

Location and Fair Value of Derivative Instruments
December 31, 2012
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$39	Other current liabilities	$85
Commodity price swap contracts	Other current assets	―	Other current liabilities	1
Interest rate swap contracts	Other assets	23	Other liabilities	―
Total derivatives designated as
hedging instruments		$62		$86

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$10	Other current liabilities	$20
Total derivatives not designated as
hedging instruments		$10		$20

Total derivative instruments		$72		$106

December 31, 2011
(Millions)	Assets		Liabilities
Fair Value of Derivative Instruments	Location	Amount	Location	Amount
Derivatives designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$82	Other current liabilities	$34
Commodity price swap contracts	Other current assets	―	Other current liabilities	7
Interest rate swap contracts	Other assets	28	Other liabilities	―
Total derivatives designated as
hedging instruments		$110		$41

Derivatives not designated as hedging instruments
Foreign currency forward/option contracts	Other current assets	$25	Other current liabilities	$8
Total derivatives not designated as
hedging instruments		$25		$8

Total derivative instruments		$135		$49

Offsetting Assets
Offsetting of Financial Assets/Liabilities under Master Netting Agreements with Derivative Counterparties
December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master netting agreements	$67	$25	$	―	$42
Derivatives not subject to master netting agreements	5				5
Total	$72				$47

December 31, 2011
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities		Cash Collateral Received	Net Amount of Derivative Assets
Derivatives subject to master netting agreements	$101	$14	$	―	$87
Derivatives not subject to master netting agreements	34				34
Total	$135				$121

Offsetting Liabilities
December 31, 2012
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master netting agreements	$106	$25	$	―	$81
Derivatives not subject to master netting agreements	―				―
Total	$106				$81

December 31, 2011
		Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
(Millions)	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets		Cash Collateral Pledged	Net Amount of Derivative Liabilities
Derivatives subject to master netting agreements	$43	$14	$	―	$29
Derivatives not subject to master netting agreements	6				6
Total	$49				$35

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value, Assets and Liabilities Measured on Recurring Basis
		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2012	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$287	$	―	$287	$	―
Foreign government agency securities	67		―	67		―
Corporate debt securities	965		―	965		―
Certificates of deposit/time deposits	41		―	41		―
Commercial paper	116		―	116		―
Asset-backed securities:
Automobile loan related	942		―	942		―
Credit card related	157		―	157		―
Equipment lease related	90		―	90		―
Other	39		―	39		―
U.S. treasury securities	72		72	―		―
U.S. municipal securities	27		―	27		―
Auction rate securities	7		―	―		7
Investments	3		3	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	49		49	―		―
Interest rate swap contracts	23		―	23		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	105		104	1		―
Commodity price swap contracts	1		1	―		―

		Fair Value Measurements
(Millions)	Fair Value at	Using Inputs Considered as
Description	Dec. 31, 2011	Level 1		Level 2	Level 3
Assets:
Available-for-sale:
Marketable securities:
U.S. government agency securities	$480	$	―	$480	$	―
Foreign government agency securities	23		―	23		―
Corporate debt securities	668		―	668		―
Certificates of deposit/time deposits	49		―	49		―
Commercial paper	30		―	30		―
Asset-backed securities:
Automobile loan related	718		―	718		―
Credit card related	268		―	268		―
Equipment lease related	64		―	64		―
Other	5		―	5		―
U.S. treasury securities	34		34	―		―
U.S. municipal securities	14		―	14		―
Auction rate securities	4		―	―		4
Investments	4		4	―		―
Derivative instruments — assets:
Foreign currency forward/option contracts	107		98	9		―
Interest rate swap contracts	28		―	28		―

Liabilities:
Derivative instruments — liabilities:
Foreign currency forward/option contracts	42		42	―		―
Commodity price swap contracts	7		7	―		―

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
(Millions)
Marketable securities – auction rate securities only	2012	2011	2010
Beginning balance	$4	$7	$5
Total gains or losses:
Included in earnings	―	―	―
Included in other comprehensive income	3	(3)	2
Purchases, issuances, and settlements	―	―	―
Transfers in and/or out of Level 3	―	―	―
Ending balance (December 31)	7	4	7

Additional losses included in earnings due to reclassifications from other comprehensive income for:
Securities sold during the period ended December 31	―	―	―
Securities still held at December 31	―	―	―

Fair Value of Financial Instruments by Balance Sheet Grouping
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(Millions)	Value	Value	Value	Value
Long-term debt, excluding current portion	$4,916	$5,363	$4,484	$5,002

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year
	Capital Leases	Operating Leases
(Millions)
2013	$22	$194
2014	21	158
2015	8	119
2016	7	77
2017	4	68
After 2017	34	119
Total	$96	$735
Less: Amounts representing interest	6
Present value of future minimum lease payments	90
Less: Current obligations under capital leases	19
Long-term obligations under capital leases	$71

Accrued Liabilities and Insurance Receivables Related to Legal Proceedings
Liability and Receivable Balances
At December 31
(Millions)	2012	2011	2010

Respirator mask/asbestos liabilities	$154	$130	$126
Respirator mask/asbestos insurance receivables	87	121	122

Environmental remediation liabilities	$29	$28	$24
Environmental remediation insurance receivables	11	15	15

Other environmental liabilities	$57	$75	$90
Other environmental insurance receivables	15	―	―

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation Expense
Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2012	2011	2010
Cost of sales	$27	$29	$31
Selling, general and administrative expenses	167	192	209
Research, development and related expenses	29	32	34

Stock-based compensation expenses	$223	$253	$274

Income tax benefits	$(67)	$(80)	$(98)

Stock-based compensation expenses, net of tax	$156	$173	$176

Stock Option Activity
The following table summarizes stock option activity during the twelve months ended December 31:

Stock Option Program
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Under option —
January 1	64,148,415	$77.28	70,335,044	$74.80	74,268,165	$72.39
Granted:
Annual	5,770,190	87.91	5,514,500	89.46	5,788,313	78.79
Progressive (Reload)	110,065	89.65	237,839	94.02	188,105	88.67
Other	51,661	89.25	8,953	86.71	27,911	82.13
Exercised	(13,123,617)	68.78	(11,625,863)	68.47	(9,678,654)	59.11
Canceled	(391,684)	83.65	(322,058)	75.09	(258,796)	70.76
December 31	56,565,030	$80.33	64,148,415	$77.28	70,335,044	$74.80
Options exercisable
December 31	45,207,143	$78.78	52,644,364	$76.90	58,201,617	$75.87

Stock Option Assumptions
Stock Option Assumptions

	Annual			Progressive (Reload)
	2012	2011	2010	2012	2011	2010
Exercise price	$87.89	$89.47	$78.72	$87.89	$93.94	$86.72
Risk-free interest rate	1.1%	2.8%	2.8%	0.2%	0.4%	0.6%
Dividend yield	2.6%	2.6%	2.5%	2.6%	2.6%	2.5%
Volatility	24.5%	22.0%	25.7%	23.4%	21.5%	33.2%
Expected life (months)	74	72	72	19	15	17
Black-Scholes fair value	$14.94	$16.10	$16.50	$8.50	$7.49	$12.01

Restricted Stock and Restricted Stock Units Activity
Restricted Stock and Restricted Stock Units

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	4,858,972	$73.02	4,812,657	$68.75	4,379,480	$68.85
Granted
Annual	968,522	87.92	889,448	89.46	902,549	78.81
Other	99,337	85.07	351,624	87.07	527,823	70.09
Vested	(2,594,468)	63.51	(1,077,816)	72.21	(948,233)	79.12
Forfeited	(70,801)	82.65	(116,941)	72.01	(48,962)	76.22
As of December 31	3,261,562	$85.17	4,858,972	$73.02	4,812,657	$68.75

Performance Shares Activity
	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	878,872	$78.55	760,645	$73.99	―	$ ―
Granted	467,531	81.55	415,024	84.58	370,575	74.46
Distributed	―	―	(206,410)	72.77	―	―
Performance change	(178,838)	81.27	(39,323)	82.10	396,390	73.55
Forfeited	(78,481)	80.21	(51,064)	80.20	(6,320)	73.92
As of December 31	1,089,084	$79.27	878,872	$78.55	760,645	$73.99

General Employees' Stock Purchase Plan (GESPP)
General Employees' Stock Purchase Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,455,545	$75.32	1,433,609	$73.67	1,325,579	$70.57
Options exercised	(1,455,545)	75.32	(1,433,609)	73.67	(1,325,579)	70.57
Shares available for grant -
December 31	31,445,207		2,900,751		4,334,360

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments
Business Segment Information
Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated and nonwoven abrasives, adhesives, specialty materials, filtration products, closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, roofing granules for asphalt shingles, and track and trace solutions

Electronics and Energy	Optical films solutions for electronic displays, projection solutions, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010
Industrial	$9,943	$9,629	$8,116	$2,236	$1,983	$1,720
Safety and Graphics	5,471	5,458	4,873	1,217	1,237	1,138
Electronics and Energy	5,458	5,732	5,632	1,026	1,140	1,207
Health Care	5,138	5,011	4,492	1,641	1,484	1,357
Consumer	4,386	4,230	3,926	943	855	859
Corporate and Unallocated	4	9	11	(471)	(420)	(278)
Elimination of Dual Credit	(496)	(458)	(388)	(109)	(101)	(85)
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011	2010
Industrial	$8,587	$7,553	$6,486	$323	$337	$312	$415	$383	$304
Safety and Graphics	5,111	4,975	4,979	238	251	225	190	204	157
Electronics and Energy	5,512	5,296	5,196	266	255	243	350	274	293
Health Care	4,296	4,190	4,181	169	199	130	113	159	78
Consumer	2,445	2,423	2,169	110	102	101	105	98	70
Corporate and Unallocated	7,925	7,179	7,145	182	92	109	311	261	189
Total Company	$33,876	$31,616	$30,156	$1,288	$1,236	$1,120	$1,484	$1,379	$1,091

Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Areas Disclosure
Geographic Areas
							Property, Plant and Equipment - net
	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011
United States	$10,571	$10,071	$9,254	$1,938	$1,639	$1,647	$4,279	$3,980
Asia Pacific	9,092	9,108	8,259	2,450	2,523	2,400	2,029	1,887
Europe, Middle East and Africa	6,730	7,076	6,259	1,163	1,150	1,112	1,499	1,271
Latin America and Canada	3,529	3,368	2,906	936	886	787	571	528
Other Unallocated	(18)	(12)	(16)	(4)	(20)	(28)	―	―
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918	$8,378	$7,666

Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Data (Unaudited)
Schedule of Quarterly Financial Information

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2012	Quarter	Quarter	Quarter	Quarter	2012
Net sales	$7,486	$7,534	$7,497	$7,387	$29,904
Cost of sales	3,889	3,870	3,935	3,991	15,685
Net income including noncontrolling interest	1,141	1,186	1,180	1,004	4,511
Net income attributable to 3M	1,125	1,167	1,161	991	4,444
Earnings per share attributable to 3M
common shareholders - basic	1.61	1.68	1.68	1.43	6.40
Earnings per share attributable to 3M
common shareholders - diluted	1.59	1.66	1.65	1.41	6.32

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2011	Quarter	Quarter	Quarter	Quarter	2011
Net sales	$7,311	$7,680	$7,531	$7,089	$29,611
Cost of sales	3,802	4,040	4,027	3,824	15,693
Net income including noncontrolling interest	1,103	1,177	1,103	974	4,357
Net income attributable to 3M	1,081	1,160	1,088	954	4,283
Earnings per share attributable to 3M
common shareholders - basic	1.52	1.63	1.54	1.36	6.05
Earnings per share attributable to 3M
common shareholders - diluted	1.49	1.60	1.52	1.35	5.96

Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary									100.00%
Number of years used to determine if economic environment is highly inflationary									3 years
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range									1.00%
Cumulative inflation rate of Venezuela in November 2009 and since, low end of range									100.00%
Approximate net sales decrease of Venezuelan sub due to change in functional currency and remeasurment from January 1, 2010 in comparison to 2009											66.70%
Cash and cash equivalents
Cash and cash equivalents classification when acquired, maximum maturity period									3 months
Marketable securities.
Marketable securities classification, minimum holding period for classification as non-current									1 year
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									12.6	17.4	26.3
Numerator:
Net income attributable to 3M	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 954	$ 1,088	$ 1,160	$ 1,081	$ 4,444	$ 4,283	$ 4,085
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									693.9	708.5	713.7
Dilution associated with the Company's stock-based compensation plans (in shares)									9.4	10.5	11.8
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									703.3	719	725.5
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 1.36	$ 1.54	$ 1.63	$ 1.52	$ 6.4	$ 6.05	$ 5.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 1.35	$ 1.52	$ 1.6	$ 1.49	$ 6.32	$ 5.96	$ 5.63

Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Buildings and improvements | Maximum
Property, plant and equipment - at cost
Estimated useful life	40 years
Estimated useful life, majority of the assets	40 years
Buildings and improvements | Minimum
Property, plant and equipment - at cost
Estimated useful life	10 years
Estimated useful life, majority of the assets	20 years
Machinery and equipment | Maximum
Property, plant and equipment - at cost
Estimated useful life	15 years
Estimated useful life, majority of the assets	10 years
Machinery and equipment | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years
Estimated useful life, majority of the assets	5 years
Internal use software | Maximum
Property, plant and equipment - at cost
Estimated useful life	7 years
Internal use software | Minimum
Property, plant and equipment - at cost
Estimated useful life	3 years

Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Asset retirement obligation liability	$ 86	$ 79
Intangible assets useful life, low end of range	1 year
Intangible assets useful life, high end of range	20 years
Advertising and merchandising expense	482	518	512
Research, development and related expenses	1,634	1,570	1,434
Research and development expense	1,079	1,036	919
Deferred tax assets valuation allowance	$ 29	$ 82

Acquisitions (Details) In Millions, unless otherwise specified	12 Months Ended												3 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) Acquisition	Dec. 31, 2011 USD ($) Acquisition	Dec. 31, 2010 USD ($) Acquisition	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 Weighted Average	Dec. 31, 2011 Weighted Average	Dec. 31, 2010 Weighted Average	Mar. 31, 2011 Winterthur Technologie AG	Dec. 31, 2011 Winterthur Technologie AG USD ($)	Dec. 31, 2012 Other Acquisitions USD ($)	Dec. 31, 2011 Other Acquisitions USD ($)	Dec. 31, 2010 Other Acquisitions USD ($)	Dec. 31, 2010 Arizant Inc. USD ($)	Dec. 31, 2010 Attenti Holdings S. A. USD ($)	Oct. 31, 2010 Cogent Inc. USD ($)	Dec. 31, 2010 Cogent Inc. USD ($)	Oct. 31, 2010 A-One	Apr. 30, 2010 A-One USD ($)	Apr. 30, 2010 A-One JPY (¥)	Dec. 31, 2012 Federal Signal Technologies Group USD ($)	Dec. 31, 2012 Ceradyne Inc. USD ($)
Business Acquisitions Information
Accounts receivable	$ 84	$ 106	$ 93											$ 45	$ 29	$ 61	$ 21	$ 15	$ 23		$ 34					$ 55
Inventory	125	128	77											69	13	59	19	36	5		17					112
Other current assets	37	42	43											6	1	36	2	3	7		31					36
Marketable securities	250		380												0		0	0	0		380					250
Property, plant, and equipment	241	175	106											73	3	102	29	38	9		30					238
Purchased finite-lived intangible assets	213	342	663											226	86	116	69	362	90		142					127
Purchased indefinite-lived intangible assets	2														2											0
Purchased goodwill	339	259	980											147	141	112	51	512	122		295					198
Accounts payable and other liabilities, net of other assets	(127)	(148)	(164)											(70)	(27)	(78)	(35)	(29)	(12)		(88)					(100)
Interest bearing debt	(96)	(103)	(105)											(79)	(3)	(24)	(53)	(31)	(21)		0					(93)
Deferred tax asset/(liability)	(22)	(86)	(225)											(58)	3	(28)	(21)	(141)	(16)		(47)					(25)
Net assets acquired	1,046	715	1,848											359	248	356	82	765	207		794					798
Noncontrolling interest		(56)												(56)		0
Net assets acquired excluding noncontrolling interest		659												303		356
Supplemental information:
Cash paid	1,098	703	2,105											327	248	376	156	776	227		946					850
Less: Cash acquired	52	54	275											34	0	20	92	11	20		152					52
Cash paid, net of cash acquired	1,046	649	1,830											293	248	356	64	765	207		794				104	798
Non-cash		10	18											10		0	18	0	0		0
Net assets acquired excluding noncontrolling interest		659												303		356
Number of business combinations completed	3	9	10
Percentage of subsidiary share's owned by entity on the business acquisition date (as a percent)													86.00%
Percentage of subsidiary share's owned by entity as of balance sheet date (as a percent)														100.00%
Five-year financed liability of 1.7 billion in Japanese Yen (approximately $18 million in USD)																							18	1,700
Term of financed liability																							5 years	5 years
Embedded mirroring put and call options with respect to remaining minority shares, term (in years)																						5 years
Purchase price paid to acquire remaining noncontrolling interest																				248
Acquired cash and marketable securities																				$ 532
Interest rate related to five-year financed liability																							1.00%	1.00%
Finite Lived Intangible Assets
Acquired finite-lived intangible assets, life				20 years	20 years	17 years	2 years	3 years	2 years	12 years	14 years	11 years

Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill Information
Goodwill acquired during the period	$ 327	$ 255
Goodwill acquired during the period which is deductible for tax purposes	41	7
Increase (decrease) in goodwill related to preliminary allocation of purchase price for prior acquisitions	12	4
Goodwill
Balance at the beginning of the period	7,047	6,820
Acquisition activity	339	259
Translation and other	(1)	(32)
Balance at the end of the period	7,385	7,047
Industrial
Goodwill
Balance at the beginning of the period	1,972	1,761
Acquisition activity	204	205
Translation and other	(2)	6
Balance at the end of the period	2,174	1,972
Safety and Graphics
Goodwill
Balance at the beginning of the period	1,713	1,746
Acquisition activity	41	3
Translation and other	(3)	(36)
Balance at the end of the period	1,751	1,713
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,608	1,591
Acquisition activity	0	6
Translation and other	14	11
Balance at the end of the period	1,622	1,608
Health Care
Goodwill
Balance at the beginning of the period	1,508	1,517
Acquisition activity	88	3
Translation and other	2	(12)
Balance at the end of the period	1,598	1,508
Consumer
Goodwill
Balance at the beginning of the period	246	205
Acquisition activity	6	42
Translation and other	(12)	(1)
Balance at the end of the period	$ 240	$ 246

Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired intangible assets disclosures
Total gross carrying amount	$ 3,052	$ 2,884
Total accumulated amortization	(1,254)	(1,091)
Total finite-lived intangible assets - net	1,798	1,793
Non-amortizable intangible assets (tradenames)	127	123
Total intangible assets - net	1,925	1,916
Purchased finite-lived intangible assets	213	342	663
Patents
Acquired intangible assets disclosures
Total gross carrying amount	596	561
Total accumulated amortization	(421)	(374)
Other amortizable intangible assets (primarily tradenames and customer related intangibles)
Acquired intangible assets disclosures
Total gross carrying amount	2,456	2,323
Total accumulated amortization	$ (833)	$ (717)

Goodwill and Intangible Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite Lived Intangible Assets
Amortization expense for acquired intangible assets	$ 233	$ 235	$ 176
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2013	239
2014	214
2015	200
2016	186
2017	171
After 2017	$ 788

Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Prepaid expenses and other	$ 555	$ 676
Deferred income taxes	472	385
Derivative assets-current	49	107
Product and other insurance receivables	125	109
Total other current assets	1,201	1,277
Investments
Equity method	105	98
Cost method	47	47
Other investments	11	10
Total investments	163	155
Other assets
Deferred income taxes	578	1,018
Product and other insurance receivables	139	151
Cash surrender value of life insurance policies	230	223
Other	270	264
Total other assets	1,217	1,656
Other current liabilities
Accrued trade payables	516	516
Deferred income	471	389
Derivative liabilities	106	49
Restructuring actions	31	6
Employee benefits and withholdings	178	160
Product and other claims	147	159
Property and other taxes	87	94
Pension and postretirement benefits	55	53
Deferred income taxes	45	23
Other	645	636
Total other current liabilities	2,281	2,085
Other liabilities
Long term income taxes payable	454	595
Employee benefits	332	351
Product and other claims	314	329
Long-term obligations under capital leases	71	79
Deferred income	29	19
Deferred income taxes	167	251
Other	267	233
Total other liabilities	1,634	1,857
Drafts payable
Drafts payable on demand included in Accounts payable	$ 74	$ 82

Supplemental Balance Sheet Information (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 22,525	$ 21,166
Less: Accumulated depreciation	(14,147)	(13,500)
Property, plant and equipment - net	8,378	7,666
Accumulated depreciation for capital leases included in Accumulated depreciation	73	60
Land
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	413	377
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	6,975	6,587
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	14,190	13,240
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	791	814
Capital leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 156	$ 148

Supplemental Equity and Comprehensive Income Information (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Equity and Comprehensive Income Information
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,000,000,000
Common stock, shares issued (in shares)	944,033,056	944,033,056
Treasury stock (in shares)	256,941,406	249,063,015	232,055,448	233,433,937
Preferred stock, shares authorized	10,000,000

Supplemental Equity and Comprehensive Income Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	$ (5,025)	$ (3,543)	$ (3,754)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(75)	(2,765)	(165)
Amounts reclassifed out	556	619	321
Total other comprehensive income (loss), before tax	481	(2,146)	156
Tax effect	(206)	664	16
Total other comprehensive income (loss), net of tax	275	(1,482)	172
Purchase of subsidiary shares, net of tax			39
Balance at End of Period	(4,750)	(5,025)	(3,543)
Cumulative Translation Adjustment
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	114	374	122
Other comprehensive income (loss), before tax:
Amounts before reclassification	133	(253)	213
Amounts reclassifed out	0	0	0
Total other comprehensive income (loss), before tax	133	(253)	213
Tax effect	(17)	(7)	(8)
Total other comprehensive income (loss), net of tax	116	(260)	205
Purchase of subsidiary shares, net of tax			47
Balance at End of Period	230	114	374
Defined Benefit Pension and Postretirement Plans Adjustment
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	(5,155)	(3,879)	(3,831)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(204)	(2,452)	(374)
Amounts reclassifed out	615	475	306
Total other comprehensive income (loss), before tax	411	(1,977)	(68)
Tax effect	(211)	701	28
Total other comprehensive income (loss), net of tax	200	(1,276)	(40)
Purchase of subsidiary shares, net of tax			(8)
Balance at End of Period	(4,955)	(5,155)	(3,879)
Debt and Equity Securities, Unrealized Gain (Loss)
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	(6)	(6)	(9)
Other comprehensive income (loss), before tax:
Amounts before reclassification	6	(10)	5
Amounts reclassifed out	0	10	0
Total other comprehensive income (loss), before tax	6	0	5
Tax effect	(2)	0	(2)
Total other comprehensive income (loss), net of tax	4	0	3
Purchase of subsidiary shares, net of tax			0
Balance at End of Period	(2)	(6)	(6)
Cash Flow Hedging Instruments, Unrealized Gain (Loss)
Accumulated Other Comprehensive Income Loss [RollForward]
Balance at Beginning of Period	22	(32)	(36)
Other comprehensive income (loss), before tax:
Amounts before reclassification	(10)	(50)	(9)
Amounts reclassifed out	(59)	134	15
Total other comprehensive income (loss), before tax	(69)	84	6
Tax effect	24	(30)	(2)
Total other comprehensive income (loss), net of tax	(45)	54	4
Purchase of subsidiary shares, net of tax			0
Balance at End of Period	$ (23)	$ 22	$ (32)

Supplemental Equity and Comprehensive Income Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount Reclassified from Accumulated Other Comprehensive Income
Selling, general and administrative expenses	$ 6,102	$ 6,170	$ 5,479
Total before tax	481	(2,146)	156
Tax effect	1,840	1,674	1,592
Net of tax	4,719	2,801	4,257
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Net of tax	(358)	(399)	(206)
Defined Benefit Pension and Postretirement Plans Adjustment
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	411	(1,977)	(68)
Defined Benefit Pension and Postretirement Plans Adjustment | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Transition asset	1	2	(1)
Prior service benefit	84	75	85
Net actuarial loss	(700)	(552)	(390)
Total before tax	(615)	(475)	(306)
Tax effect	219	168	109
Net of tax	(396)	(307)	(197)
Debt and Equity Securities, Unrealized Gain (Loss)
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	6	0	5
Debt and Equity Securities, Unrealized Gain (Loss) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Selling, general and administrative expenses	0	(10)	0
Total before tax	0	(10)	0
Tax effect	0	4	0
Net of tax	0	(6)	0
Cash Flow Hedging Instruments, Unrealized Gain (Loss)
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	(69)	84	6
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	59	(134)	(15)
Tax effect	(21)	48	6
Net of tax	38	(86)	(9)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Foreign currency forward/option contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales	41	(87)	(39)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Foreign currency forward contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Interest expense	29	(41)	33
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Commodity price swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales	(10)	(6)	(9)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Interest rate swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Interest expense	$ (1)	$ 0	$ 0

Supplemental Equity and Comprehensive Income Information (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
Business Acquisitions Information
Cash paid for purchase and sale of subsidiary shares - net		$ 49
Winterthur Technologie AG
Business Acquisitions Information
Percentage of subsidiary share's owned by entity on the business acquisition date (as a percent)	86.00%
Percentage of subsidiary share's owned by entity as of balance sheet date (as a percent)		100.00%
Cash paid for purchase and sale of subsidiary shares - net		$ 57

Supplemental Equity and Comprehensive Income Information (Details 5) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended			6 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2009 Sumitomo 3M Limited USD ($)	Mar. 31, 2010 Sumitomo 3M Limited
Transactions with Sumitomo 3M
3M's effective ownership before transaction (as a percent)															75.00%	71.50%
3M's effective ownership after transaction (as a percent)															71.50%	75.00%
Increase in noncontrolling interest															$ 81
Cash paid to acquire additional shares										63	5,800
Note payable issued to Sumitomo Electric Industries										188	17,400
Purchase of subsidiary shares including other transfers from noncontrolling interest										278
Net income attributable to 3M	991	1,161	1,167	1,125	954	1,088	1,160	1,081				4,444	4,283	4,085
Transfer from noncontrolling interest									24	22				43
Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from noncontrolling interest														$ 4,128

Supplemental Cash Flow Information (Details) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 30, 2010 A-One USD ($)	Apr. 30, 2010 A-One JPY (¥)
Supplemental Cash Flow Information
Cash income tax payments, net of refunds			$ 1,717	$ 1,542	$ 1,509
Cash interest payments			166	219	178
Capitalized interest			23	19	17
Investing and financing activities with significant non-cash components
Cash paid to purchase shares held by Sumitomo Electric Industries, Ltd.	63	5,800
Note payable issued to Sumitomo Electric Industries	188	17,400
Five-year financed liability of 1.7 billion in Japanese Yen						$ 18	¥ 1,700

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Before Income Taxes
United States	$ 2,902	$ 2,516	$ 2,778
International	3,449	3,515	2,977
Income before income taxes	$ 6,351	$ 6,031	$ 5,755

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable
Federal	$ 743	$ 431	$ 837
State	75	51	73
International	918	861	796
Deferred
Federal	(3)	181	55
State	10	12	43
International	97	138	(212)
Total provision for income taxes	$ 1,840	$ 1,674	$ 1,592

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accruals not currently deductible
Employee benefit costs	$ 115	$ 96
Product and other claims	161	155
Miscellaneous accruals	137	133
Pension costs	969	1,183
Stock-based compensation	415	483
Net operating/capital loss carryforwards	304	392
Foreign tax credits	285	286
Inventory	189	174
Other	18	0
Gross deferred tax assets	2,593	2,902
Valuation allowance	(29)	(82)
Total deferred tax assets	2,564	2,820
Deferred tax liabilities:
Product and other insurance receivables	(60)	(63)
Accelerated depreciation	(858)	(745)
Intangible amortization	(808)	(799)
Other	0	(84)
Total deferred tax liabilities	(1,726)	(1,691)
Net deferred tax asset	$ 838	$ 1,129

Income Taxes (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate
Statutory U.S. tax rate	35.00%	35.00%	35.00%
State income taxes--net of federal benefit	0.90%	0.70%	1.20%
International income taxes - net	(4.20%)	(4.60%)	(7.10%)
U.S. research and development credit	0.00%	(0.50%)	(0.20%)
Reserves for tax contingencies	(1.90%)	(1.20%)	(0.50%)
Medicare Modernization Act, one-time charge	0.00%	0.00%	1.50%
Domestic Manufacturer's deduction	(1.20%)	(1.50%)	(1.40%)
All other--net	0.40%	(0.10%)	(0.80%)
Effective tax rate (as a percent)	29.00%	27.80%	27.70%
Federal, State and Foreign Tax
Gross UTB Balance at January 1	$ 594	$ 622	$ 618
Additions based on tax positions related to the current year	80	92	128
Additions for tax positions of prior years	114	69	142
Reductions for tax positions of prior years	(120)	(123)	(161)
Settlements (UTB decreases)	(50)		(51)
Settlements (UTB increases)		9
Reductions due to lapse of applicable statute of limitations	(90)	(75)	(54)
Gross UTB Balance at December 31	528	594	622
Income tax
Net UTB impacting the effective tax rate	185	295	394
Period discussed over which uncertain tax positions could include material unrecognized tax benefits due to the closing of various audit years	12 months
Interest and penalties related to unrecognized tax benefits, expense (benefit) recognized on a gross basis	(12)	(1)	(9)
Interest and penalties related to unrecognized tax benefits, accrued on a gross basis	44	56
Change in effective income tax rate from prior reporting period to current reporting period (as a percent)	1.20%	0.10%
Reduction in deferred tax asset, elimination of subsidy			84
EPS impact of deferred tax asset reduction (in dollars per diluted share)			$ 0.12
Change in effective tax rate from prior reporting period to current reporting period as a result of international tax rates and other items (as a percent)	2.10%
Change in effective tax rate from prior reporting period to current reporting period as a result of international tax rates (as a percent)		2.50%
Change in effective tax rate from prior reporting period as a result of Medicare Modernization Act, one-time charge		(1.50%)
Change in effective tax rate from prior reporting period to current reporting period as a result of adjustments to income tax reserves (as a percent)		(0.70%)
Change in effective tax rate from prior reporting period to current reporting period as a result of adjustments to income tax reserves and other items (as a percent)	(0.90%)
Deferred tax assets valuation allowance	29	82
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	43
Federal | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	17 years
Federal | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	19 years
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11
State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	5 years
State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	10 years
International
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 250
Operating loss carryforwards, expiration dates majority of high end of range	7 years
International | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration date	1 year

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	$ 1,079	$ 517	$ 556
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	752	237	290
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions	327	280	266
Postretirement Benefits
Benefit Plan Information
Company contributions	$ 67	$ 65	$ 62

Income Taxes (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 64,000,000	$ 77,000,000	$ 69,000,000
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.09	$ 0.11	$ 0.1
Undistributed earnings of non-U.S. subsidiaries	$ 8,600,000,000

Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities
Gross unrealized losses on marketable securities (pre-tax)	$ 6	$ 12
Gross unrealized gains on marketable securities (pre-tax)	3	3
Percentage of interests in auction rate securities to portfolio, maximum (as a percent)	1.00%
Estimated fair value of auction-rate securities	7	4
Gross unrealized losses (pre-tax) within accumulated other comprehensive income related to auction rate securities	6	9
Minimum period that auction rate securities have been in a loss position	12 months
Pre-determined intervals during which liquidity for auction rate securities is typically provided 1	7 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 2	28 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 3	35 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 4	90 days
Estimated fair value of current plus long term asset backed securities	$ 1,228

Marketable Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable securities classification
Current marketable securities	$ 1,648	$ 1,461
Non-current marketable securities	1,162	896
Total marketable securities	2,810	2,357
U.S. government agency securities
Marketable securities classification
Current marketable securities	162	119
Non-current marketable securities	125	361
Foreign government debt
Marketable securities classification
Current marketable securities	16	8
Non-current marketable securities	51	15
Corporate debt securities
Marketable securities classification
Current marketable securities	471	413
Non-current marketable securities	494	255
Commercial paper
Marketable securities classification
Current marketable securities	116	30
Certificates of deposit/time deposits
Marketable securities classification
Current marketable securities	41	49
U.S. treasury securities
Marketable securities classification
Current marketable securities	54	0
Non-current marketable securities	18	34
U.S. municipal securities
Marketable securities classification
Current marketable securities	13	9
Non-current marketable securities	14	5
Asset-backed securities:
Marketable securities classification
Current marketable securities	775	833
Non-current marketable securities	453	222
Asset-backed securities Automobile loan related
Marketable securities classification
Current marketable securities	567	530
Non-current marketable securities	375	188
Asset-backed securities Credit card related
Marketable securities classification
Current marketable securities	123	244
Non-current marketable securities	34	24
Asset-backed securities Equipment lease related
Marketable securities classification
Current marketable securities	54	54
Non-current marketable securities	36	10
Asset-backed securities Other asset-backed securities
Marketable securities classification
Current marketable securities	31	5
Non-current marketable securities	8	0
Auction rate securities
Marketable securities classification
Non-current marketable securities	$ 7	$ 4

Marketable Securities (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Marketable securities by contractual maturity
Due in one year or less	$ 912
Due after one year through three years	1,483
Due after three years through five years	414
Due after five years	1
Total marketable securities	$ 2,810	$ 2,357

Long-Term Debt and Short-Term Borrowings (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2012 Floating Rate UK Borrowing Due December 2015 GBP (£)	Dec. 31, 2011 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Dec. 31, 2012 Eurobond 275 Million Euros Issued December2007 USD ($)	Dec. 31, 2012 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate Eurobond Due 2014 EUR (€)	Dec. 31, 2011 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2013 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2017 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2017 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2022 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note due 2022 USD ($)	Dec. 31, 2012 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2011 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2011 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2012 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Floating rate Eurobond Due 2014 EUR (€)	Dec. 31, 2011 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2011 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2012 Floating rate note due 2041 USD ($)	Dec. 31, 2011 Floating rate note due 2041 USD ($)	Dec. 31, 2012 Floating rate note due 2044 USD ($)	Dec. 31, 2011 Floating rate note due 2044 USD ($)	Dec. 31, 2004 Floating rate note due 2044 USD ($)	Dec. 31, 2012 Various fixed and floating rate Other borrowings due 2013-2040 USD ($)	Dec. 31, 2011 Various fixed and floating rate Other borrowings due 2013-2040 USD ($)	Dec. 31, 2012 Current portion of long-term debt USD ($)	Dec. 31, 2011 Current portion of long-term debt USD ($)	Dec. 31, 2012 Commercial paper USD ($)	Dec. 31, 2011 Commercial paper USD ($)	Dec. 31, 2012 Other borrowings USD ($)	Dec. 31, 2011 Other borrowings USD ($)
Long-Term Debt
Principal amount				£ 66		$ 1,017	$ 366		€ 775		$ 850		$ 1,000		$ 650		$ 600		$ 750					€ 250		$ 330		$ 97		$ 59		$ 60
Interest rate - effective			1.34%	1.34%				4.30%	4.30%		4.42%		1.62%		1.10%		2.17%		5.73%				0.88%	0.88%		6.01%		0.00%		0.00%			0.36%
Total long-term debt	5,902	5,047	106		0			1,034		1,017	850	849	994	992	647	0	592	0	747	747	0	500	349		347	347	348	97	97	59	59		80	91	986	563
Long-term debt - excluding current portion - carrying value	4,916	4,484
Short-Term Borrowings and Current Portion of Long-Term Debt
Total short-term borrowings and current portion of long-term debt	1,085	682																																			0	0	99	119
Weighted-Average Effective Interest Rate
Short-term weighted-average effective interest rate	3.91%	4.32%																																	3.83%				4.70%
Long-term weighted-average effective interest rate	3.16%	3.76%
Maturities of long-term debt
2013	986
2014	1,481
2015	107
2016	994
2017	648
After 2017	1,686
Total	5,902	5,047	106		0			1,034		1,017	850	849	994	992	647	0	592	0	747	747	0	500	349		347	347	348	97	97	59	59		80	91	986	563
Floating rate note payments due in 2013	132
Floating rate note payments due in 2014	$ 97

Long-Term Debt and Short-Term Borrowings (Details 2)	Sep. 30, 2011 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2003 USD ($)	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007 EUR (€)	Aug. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December2007	Sep. 30, 2011 Fixed rate Medium-term note due 2016	Jun. 30, 2012 Fixed rate Medium-term note due 2017	Jun. 30, 2012 Fixed rate Medium-term note due 2022	Aug. 31, 2008 Fixed rate Medium-term note due 2013	Oct. 31, 2008 Floating rate Medium-term note which matured in 2011	Dec. 31, 2011 Floating rate Medium-term note which matured in 2011 USD ($)	Dec. 31, 2012 Floating rate notes due in 2027, 2040 and 2041	Mar. 31, 2007 Fixed rate 30-year bond due 2037	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2007 Fixed rate Medium-term note which matured in 2012	Dec. 31, 2004 Floating rate note due 2044	Dec. 31, 2012 Floating rate note due 2044	Dec. 31, 2012 Five-year credit facility agreement USD ($)	Sep. 30, 2012 Five-year credit facility agreement	Nov. 30, 2009 Fixed rate note which matured in November 2009 USD ($)	Nov. 30, 2006 Fixed rate note which matured in November 2009	Dec. 31, 2012 One-year credit facility agreement with HSBC Bank USA USD ($)	Sep. 30, 2012 One-year credit facility agreement with HSBC Bank USA USD ($)	Aug. 31, 2011 One-year credit facility agreement with HSBC Bank USA USD ($)	Dec. 31, 2012 Stand alone letters of credit USD ($)	Dec. 31, 2012 International lines of credit USD ($)	Dec. 31, 2012 United States lines of credit with other banking partners USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank GBP (£)
Long-Term Debt
Repayment of debt												$ 800,000,000			$ 500,000,000						$ 400,000,000
Term of debt instrument				7 years		7 years	5 years	5 years	10 years	5 years	3 years			30 years		5 years	40 years					3 years
Medium-term notes program established in connection with a "well-known seasoned issuer" shelf registration	3,000,000,000	3,000,000,000	1,500,000,000
Interest rate - stated				5.00%		5.00%	1.38%	1.00%	2.00%	4.38%	4.50%			5.70%		4.65%
Number of debt securities issued under the medium-term notes program		3
Repurchase price of notes until 2013 - low end of range																		98.00%
Repurchase price of notes until 2013 - high end of range																		99.00%
Repurchase price of notes from 2014 to maturity																		100.00%
Notional amount of interest rate, fair value hedge derivatives				400,000,000								800,000,000
Termination of notional amount of fixed-to-floating interest rate swap					150,000,000
Notional amount remaining after partial termination of fixed-to-floating interest rate swap					250,000,000
Number of years after date of issuance that put options commence													10 years
Number of years after put options commence when additional put options occur on each anniversary thereafter until final maturity													3 years
Repurchase price of notes according to redemption schedule - low end of range (as a percent)													99.00%
Repurchase price of notes according to redemption schedule - high end of range (as a percent)													100.00%
Line of Credit Facility
Term of credit facility																				5 years				1 year	1 year				3 years	3 years
Current borrowing capacity																			1,500,000,000					150,000,000	200,000,000				106,000,000	66,000,000
Maximum increase available subject to lender approval																			500,000,000
Maximum borrowing capacity including portion subject to lender approval																			2,000,000,000
Amount of letters of credit outstanding utilized in connection with normal business activities																							$ 121,000,000			$ 100,000,000	$ 37,000,000	$ 6,000,000	$ 106,000,000	£ 66,000,000
Required minimum EBITDA to Interest Ratio																			3				3
Actual EBITDA to Interest Ratio																			45				45
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated																			4				4

Pension and Postretirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						3 Months Ended
	Mar. 31, 2012 Participants	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011 LimitedPartner	Dec. 31, 2012 Qualified and Non-qualified Pension Benefits Plans Countries	Dec. 31, 2012 United States Qualified and Non-qualified Pension Benefits	Jun. 30, 2010 International Qualified and Non-qualified Pension Benefits	Dec. 31, 2012 International Qualified and Non-qualified Pension Benefits Plans
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans					70
Company-sponsored retirement plans, minimum number of international plans								65
Company-sponsored retirement plans, number of countries					25			24
Percentage of funding target for defined benefit pension plans, of the target liability by 2011						100.00%
Brazilian subsidiary defined benefit plan curtailment gain							$ 22
Special termination benefits - number of additional years of pension service	1 year
Special termination benefits - number of additional years of age for certain benefit calculations	1 year
Special termination benefits - number of participants	616
Special termination benefits charge	26
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets high end of range (percent expressed as a decimal)		1.00%
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit				6
Maximum amount of certain nonqualified unfunded pension and postretirement benefit plans obligations not included in benefit obligation reconciliation		$ 40	$ 40

Pension and Postretirement Benefit Plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	$ 16	$ 40
Accrued benefit cost
Current liabilities	(55)	(53)
Non-current liabilities	(3,086)	(3,972)
Qualified and Non-qualified Pension Benefits
Change in plan assets
Company contributions	1,079	517	556
United States Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	14,499	12,319
Acquisitions	11	0
Service cost	254	206	201
Interest cost	587	626	638
Participant contributions	0	0
Foreign exchange rate changes	0	0
Plan amendments	0	8
Actuarial (gain) loss	179	2,022
Medicare Part D Reimbursement	0	0
Benefit payments	(726)	(680)
Settlements, curtailments, special termination benefits and other	26	(2)
Benefit obligation at end of year	14,830	14,499	12,319
Change in plan assets
Fair value, beginning balance	12,102	11,575
Acquisitions	8	0
Actual return on plan assets	1,645	972
Company contributions	752	237	290
Participant contributions	0	0
Foreign exchange rate changes	0	0
Benefit payments	(726)	(680)
Settlements, curtailments, special termination benefits and other	0	(2)
Fair value, ending balance	13,781	12,102	11,575
Funded status at end of year	(1,049)	(2,397)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	0	0
Accrued benefit cost
Current liabilities	(43)	(41)
Non-current liabilities	(1,006)	(2,356)
Ending balance	(1,049)	(2,397)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	4,679	5,623
Prior service cost (credit)	24	30
Ending balance	4,703	5,653
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	505	14,499
Accumulated benefit obligation	492	13,804
Fair value of plan assets	8	12,102
Total Accumulated Benefit Obligation	14,127	13,804
International Qualified and Non-qualified Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	5,332	4,912
Acquisitions	26	48
Service cost	124	124	105
Interest cost	247	261	241
Participant contributions	5	5
Foreign exchange rate changes	83	(84)
Plan amendments	(7)	(31)
Actuarial (gain) loss	882	318
Medicare Part D Reimbursement	0	0
Benefit payments	(278)	(221)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	6,414	5,332	4,912
Change in plan assets
Fair value, beginning balance	4,643	4,355
Acquisitions	0	26
Actual return on plan assets	463	272
Company contributions	327	280	266
Participant contributions	5	5
Foreign exchange rate changes	62	(74)
Benefit payments	(278)	(221)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	5,222	4,643	4,355
Funded status at end of year	(1,192)	(689)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	16	40
Accrued benefit cost
Current liabilities	(8)	(8)
Non-current liabilities	(1,200)	(721)
Ending balance	(1,192)	(689)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	(5)	(8)
Net actuarial loss (gain)	2,458	1,858
Prior service cost (credit)	(150)	(167)
Ending balance	2,303	1,683
Accumulated benefit obligations in excess of plan assets
Projected benefit obligation	5,122	2,983
Accumulated benefit obligation	4,808	2,740
Fair value of plan assets	4,038	2,321
Total Accumulated Benefit Obligation	5,942	4,889
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	2,108	1,828
Acquisitions	0	0
Service cost	78	61	55
Interest cost	86	92	88
Participant contributions	52	56
Foreign exchange rate changes	(2)	(9)
Plan amendments	0	0
Actuarial (gain) loss	31	228
Medicare Part D Reimbursement	8	7
Benefit payments	(156)	(155)
Settlements, curtailments, special termination benefits and other	0	0
Benefit obligation at end of year	2,205	2,108	1,828
Change in plan assets
Fair value, beginning balance	1,209	1,149
Acquisitions	0	0
Actual return on plan assets	149	94
Company contributions	67	65	62
Participant contributions	52	56
Foreign exchange rate changes	0	0
Benefit payments	(156)	(155)
Settlements, curtailments, special termination benefits and other	0	0
Fair value, ending balance	1,321	1,209	1,149
Funded status at end of year	(884)	(899)
Amounts recognized in the Consolidated Balance Sheet
Non-current assets	0	0
Accrued benefit cost
Current liabilities	(4)	(4)
Non-current liabilities	(880)	(895)
Ending balance	(884)	(899)
Amounts recognized in accumulated other comprehensive income
Net transition obligation (asset)	0	0
Net actuarial loss (gain)	1,028	1,171
Prior service cost (credit)	(197)	(269)
Ending balance	$ 831	$ 902

Pension and Postretirement Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Maximum
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	$ 600
Qualified and Non-qualified Pension Benefits
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	1,079	517
Qualified and Non-qualified Pension Benefits | Minimum
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Contributions made to the Company's plans	400
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	254	206	201
Interest cost	587	626	638
Expected return on plan assets	(992)	(927)	(929)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	5	11	13
Amortization of net actuarial (gain) loss	470	334	221
Net periodic benefit cost (benefit)	324	250	144
Settlements, curtailments, special termination benefits and other	26	1	0
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	350	251	144
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	0	8	0
Amortization of prior service cost (benefit)	(5)	(11)	(13)
Net actuarial (gain) loss	(470)	1,976	227
Amortization of net actuarial (gain) loss	(470)	(334)	(221)
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(945)	1,639	(7)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(595)	1,890	137
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	0
Amortization of prior service cost (benefit)	5
Amortization of net actuarial (gain) loss	399
Total amortization expected over the next fiscal year	404
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.14%	4.15%	5.23%
Compensation rate increase	4.00%	4.00%	4.00%
Percentage decrease in discount rate obligation from the prior year	0.01%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.15%	5.23%	5.77%
Expected return on assets	8.25%	8.50%	8.50%
Compensation rate increase	4.00%	4.00%	4.30%
United States Qualified Pension Benefits
Weighted-average assumptions used to determine benefit obligations
Additional expected pension expense in next fiscal year from the prior year	33
Weighted-average assumptions used to determine net cost for years ended
Percentage decrease in expected return on assets in next fiscal year from the prior year	0.25%
Asset Allocation assumption next fiscal year
Global equities assumption next fiscal year	30.00%
Private equities assumption next fiscal year	16.00%
Fixed-income securities assumption next fiscal year	33.00%
Absolute return investments assumption next fiscal year	16.00%
Commodities assumption next fiscal year	5.00%
Expected rate of return on plan assets in next fiscal year	8.00%
Company's assumption for the expected return on plan assets
Global equities assumption next fiscal year	7.58%
Private equities assumption next fiscal year	12.58%
Fixed income securities assumption next fiscal year	3.72%
Absolute return investments assumption next fiscal year	6.43%
Commodities assumption next fiscal year	6.08%
Rate of return on plan assets	13.60%	8.70%	14.40%
Average annual actual return on plan assets over the past 10 years	10.50%
Average annual actual return on plan assets over the past 25 years	10.60%
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	124	124	105
Interest cost	247	261	241
Expected return on plan assets	(295)	(289)	(278)
Amortization of transition (asset) obligation	(1)	(2)	1
Amortization of prior service cost (benefit)	(17)	(14)	(4)
Amortization of net actuarial (gain) loss	122	116	84
Net periodic benefit cost (benefit)	180	196	149
Settlements, curtailments, special termination benefits and other	4	2	(22)
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	184	198	127
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	(2)	(1)
Amortization of transition (asset) obligation	1	2	(1)
Prior service cost (benefit)	(7)	(32)	(91)
Amortization of prior service cost (benefit)	17	14	4
Net actuarial (gain) loss	707	315	104
Amortization of net actuarial (gain) loss	(122)	(116)	(84)
Foreign currency	24	(17)	(19)
Total recognized in other comprehensive (income) loss	620	164	(88)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	804	362	39
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	(1)
Amortization of prior service cost (benefit)	(17)
Amortization of net actuarial (gain) loss	159
Total amortization expected over the next fiscal year	141
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.78%	4.58%	5.04%
Compensation rate increase	3.31%	3.52%	3.59%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.58%	5.04%	5.30%
Expected return on assets	6.38%	6.58%	6.90%
Compensation rate increase	3.52%	3.59%	3.72%
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	78	61	55
Interest cost	86	92	88
Expected return on plan assets	(84)	(77)	(83)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	(72)	(72)	(94)
Amortization of net actuarial (gain) loss	108	102	85
Net periodic benefit cost (benefit)	116	106	51
Settlements, curtailments, special termination benefits and other	0	0	0
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	116	106	51
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition (asset) obligation	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	0	0	69
Amortization of prior service cost (benefit)	72	72	94
Net actuarial (gain) loss	(33)	212	89
Amortization of net actuarial (gain) loss	(108)	(102)	(85)
Foreign currency	(1)	(2)	(1)
Total recognized in other comprehensive (income) loss	(70)	180	166
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	46	286	217
Contributions made to the Company's plans	67	65
Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year
Amortization of transition (asset) obligation	0
Amortization of prior service cost (benefit)	(66)
Amortization of net actuarial (gain) loss	96
Total amortization expected over the next fiscal year	$ 30
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.00%	4.04%	5.09%
Percentage decrease in discount rate obligation from the prior year	0.04%
Weighted-average assumptions used to determine net cost for years ended
Discount rate	4.04%	5.09%	5.62%
Expected return on assets	7.30%	7.38%	7.30%

Pension and Postretirement Benefit Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	$ 760
2014 Benefit Payments	784
2015 Benefit Payments	808
2016 Benefit Payments	831
2017 Benefit Payments	854
Following five years	4,566
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	211
2014 Benefit Payments	223
2015 Benefit Payments	236
2016 Benefit Payments	248
2017 Benefit Payments	256
Following five years	1,463
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	113
2014 Benefit Payments	126
2015 Benefit Payments	138
2016 Benefit Payments	153
2017 Benefit Payments	154
Following five years	$ 787

Pension and Postretirement Benefit Plans (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	$ 14,013	$ 12,606
Other items to reconcile to fair value of plan assets	(232)	(504)
Fair value of plan assets	13,781	12,102	11,575
United States Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	4,474	3,527
United States Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	5,946	5,876
United States Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	3,593	3,203
Fair value of plan assets	3,593	3,203	3,459
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	3,899	3,339
United States Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	2,994	2,281
United States Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	422	616
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	483	442	506
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	1,678	1,205
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,662	1,186
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	11	14
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	1,332	1,096
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,332	1,095
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	1
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives
Benefit Plan Information
Fair value of plan assets	5	(3)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 2
Benefit Plan Information
Fair value of plan assets	5	(3)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	250	476
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 2
Benefit Plan Information
Fair value of plan assets	250	476
United States Qualified and Non-qualified Pension Benefits | EAFE index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	157	129
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 2
Benefit Plan Information
Fair value of plan assets	156	128
United States Qualified and Non-qualified Pension Benefits | Index funds | Level 3
Benefit Plan Information
Fair value of plan assets	1	1
United States Qualified and Non-qualified Pension Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	477	436
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Long/short equity | Level 3
Benefit Plan Information
Fair value of plan assets	477	436
United States Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	4,088	4,014
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	1,044	950
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	3,042	2,990
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	2	74	144
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	1,640	1,645
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	844	776
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	796	869
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Fair value of plan assets	4	9
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1
Benefit Plan Information
Fair value of plan assets	4	4
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2
Benefit Plan Information
Fair value of plan assets	0	5
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	1,445	1,222
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	196	168
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	1,249	1,049
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	5
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	286	244
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	286	244
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	378	314
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	378	314
United States Qualified and Non-qualified Pension Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities:
Benefit Plan Information
Fair value of plan assets	21	23
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 2
Benefit Plan Information
Fair value of plan assets	21	23
United States Qualified and Non-qualified Pension Benefits | Asset-backed securities: | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	43	137
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Fair value of plan assets	43	137
United States Qualified and Non-qualified Pension Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	29	24
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 2
Benefit Plan Information
Fair value of plan assets	29	24
United States Qualified and Non-qualified Pension Benefits | Other - fixed income | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	166	194
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 2
Benefit Plan Information
Fair value of plan assets	164	125
United States Qualified and Non-qualified Pension Benefits | Private placements | Level 3
Benefit Plan Information
Fair value of plan assets	2	69
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	76	202
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	2
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	76	200
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	2,143	2,063
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	7	1
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	2,136	2,062	2,075
United States Qualified and Non-qualified Pension Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	662	618
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Buyouts | Level 3
Benefit Plan Information
Fair value of plan assets	662	618
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(51)	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	(51)	0
United States Qualified and Non-qualified Pension Benefits | Direct investments
Benefit Plan Information
Fair value of plan assets	129	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Direct investments | Level 3
Benefit Plan Information
Fair value of plan assets	129	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	301	333
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Distressed debt | Level 3
Benefit Plan Information
Fair value of plan assets	301	333
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	91	28
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 1
Benefit Plan Information
Fair value of plan assets	7	1
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 3
Benefit Plan Information
Fair value of plan assets	84	27
United States Qualified and Non-qualified Pension Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	82	90
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Mezzanine | Level 3
Benefit Plan Information
Fair value of plan assets	82	90
United States Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	136	148
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	136	148
United States Qualified and Non-qualified Pension Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	166	181
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Secondary | Level 3
Benefit Plan Information
Fair value of plan assets	166	181
United States Qualified and Non-qualified Pension Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	627	665
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Venture capital | Level 3
Benefit Plan Information
Fair value of plan assets	627	665
United States Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	1,698	1,755
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	833	1,235
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	865	520	623
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	1,497	1,323
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Fair value of plan assets	833	1,235
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Fair value of plan assets	664	88
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Fair value of plan assets	201	432
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Fair value of plan assets	201	432
United States Qualified and Non-qualified Pension Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	209	540
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 2
Benefit Plan Information
Fair value of plan assets	102	435
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Benefit Plan Information
Fair value of plan assets	107	105	111
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	1,976	895
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	429	295
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	1,547	600
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	5,244	4,668
Other items to reconcile to fair value of plan assets	(22)	(25)
Fair value of plan assets	5,222	4,643	4,355
International Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,865	1,505
International Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,782	2,682
International Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	597	481
Fair value of plan assets	597	481	546
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Fair value of plan assets	1,721	1,676
International Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	1,184	1,002
International Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	532	669
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5	98
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Fair value of plan assets	761	515
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 1
Benefit Plan Information
Fair value of plan assets	628	374
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 2
Benefit Plan Information
Fair value of plan assets	133	141
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Fair value of plan assets	491	499
International Qualified and Non-qualified Pension Benefits | Value equities | Level 1
Benefit Plan Information
Fair value of plan assets	468	401
International Qualified and Non-qualified Pension Benefits | Value equities | Level 2
Benefit Plan Information
Fair value of plan assets	23	98
International Qualified and Non-qualified Pension Benefits | Value equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Fair value of plan assets	469	662
International Qualified and Non-qualified Pension Benefits | Core equities | Level 1
Benefit Plan Information
Fair value of plan assets	88	227
International Qualified and Non-qualified Pension Benefits | Core equities | Level 2
Benefit Plan Information
Fair value of plan assets	376	430
International Qualified and Non-qualified Pension Benefits | Core equities | Level 3
Benefit Plan Information
Fair value of plan assets	5	5
International Qualified and Non-qualified Pension Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	2,571	2,127
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	467	394
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	2,068	1,694
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	36	39	34
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Fair value of plan assets	991	773
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1
Benefit Plan Information
Fair value of plan assets	297	188
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2
Benefit Plan Information
Fair value of plan assets	694	579
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3
Benefit Plan Information
Fair value of plan assets	0	6
International Qualified and Non-qualified Pension Benefits | Foreign government debt
Benefit Plan Information
Fair value of plan assets	617	742
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 1
Benefit Plan Information
Fair value of plan assets	170	93
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 2
Benefit Plan Information
Fair value of plan assets	445	647
International Qualified and Non-qualified Pension Benefits | Foreign government debt | Level 3
Benefit Plan Information
Fair value of plan assets	2	2
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Fair value of plan assets	648	536
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	113
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2
Benefit Plan Information
Fair value of plan assets	630	404
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3
Benefit Plan Information
Fair value of plan assets	18	19
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt
Benefit Plan Information
Fair value of plan assets	31	25
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 2
Benefit Plan Information
Fair value of plan assets	31	25
International Qualified and Non-qualified Pension Benefits | Mortgage backed debt | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations
Benefit Plan Information
Fair value of plan assets	284	51
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 2
Benefit Plan Information
Fair value of plan assets	268	39
International Qualified and Non-qualified Pension Benefits | Other - debt obligations | Level 3
Benefit Plan Information
Fair value of plan assets	16	12
International Qualified and Non-qualified Pension Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	116	155
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	3	3
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	42	85
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	71	67	70
International Qualified and Non-qualified Pension Benefits | Private equity funds
Benefit Plan Information
Fair value of plan assets	22	67
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	47
International Qualified and Non-qualified Pension Benefits | Private equity funds | Level 3
Benefit Plan Information
Fair value of plan assets	22	20
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	94	88
International Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	3	3
International Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	42	38
International Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	49	47
International Qualified and Non-qualified Pension Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	604	602
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	119	232
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	485	370	344
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Fair value of plan assets	125	172
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 2
Benefit Plan Information
Fair value of plan assets	75	172
International Qualified and Non-qualified Pension Benefits | Hedge funds | Level 3
Benefit Plan Information
Fair value of plan assets	50	0
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Fair value of plan assets	433	369
International Qualified and Non-qualified Pension Benefits | Insurance | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Insurance | Level 3
Benefit Plan Information
Fair value of plan assets	433	369
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return
Benefit Plan Information
Fair value of plan assets	20	58
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	20	58
International Qualified and Non-qualified Pension Benefits | Derivatives - Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return
Benefit Plan Information
Fair value of plan assets	26	3
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	24	2
International Qualified and Non-qualified Pension Benefits | Other - Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	2	1
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	232	108
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	211	106
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	21	2
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,329	1,212
Other items to reconcile to fair value of plan assets	(8)	(3)
Fair value of plan assets	1,321	1,209	1,149
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	640	511
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	471	477
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	218	224
Fair value of plan assets	218	224	269
Postretirement Benefits | Equities
Benefit Plan Information
Fair value of plan assets	586	512
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Fair value of plan assets	520	440
Postretirement Benefits | Equities | Level 2
Benefit Plan Information
Fair value of plan assets	50	58
Postretirement Benefits | Equities | Level 3
Benefit Plan Information
Fair value of plan assets	16	14	16
Postretirement Benefits | U.S. equities
Benefit Plan Information
Fair value of plan assets	466	396
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	466	396
Postretirement Benefits | U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Fair value of plan assets	54	44
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Fair value of plan assets	54	44
Postretirement Benefits | Non-U.S. equities | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. equities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | EAFE index funds
Benefit Plan Information
Fair value of plan assets	8	15
Postretirement Benefits | EAFE index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | EAFE index funds | Level 2
Benefit Plan Information
Fair value of plan assets	8	15
Postretirement Benefits | EAFE index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Index funds
Benefit Plan Information
Fair value of plan assets	42	43
Postretirement Benefits | Index funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Index funds | Level 2
Benefit Plan Information
Fair value of plan assets	42	43
Postretirement Benefits | Index funds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Long/short equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Long/short equity | Level 3
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Fixed Income
Benefit Plan Information
Fair value of plan assets	410	377
Postretirement Benefits | Fixed Income | Level 1
Benefit Plan Information
Fair value of plan assets	69	61
Postretirement Benefits | Fixed Income | Level 2
Benefit Plan Information
Fair value of plan assets	341	314
Postretirement Benefits | Fixed Income | Level 3
Benefit Plan Information
Fair value of plan assets	0	2	4
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Fair value of plan assets	280	252
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	63	55
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	217	197
Postretirement Benefits | U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	74	68
Postretirement Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	6	6
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	68	62
Postretirement Benefits | U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Non-U.S. corporate bonds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Fair value of plan assets	16	14
Postretirement Benefits | Non-U.S. corporate bonds | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities
Benefit Plan Information
Fair value of plan assets	16	12
Postretirement Benefits | Non-U.S. government securities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Non-U.S. government securities | Level 2
Benefit Plan Information
Fair value of plan assets	16	12
Postretirement Benefits | Non-U.S. government securities | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Asset-backed securities:
Benefit Plan Information
Fair value of plan assets	6	5
Postretirement Benefits | Asset-backed securities: | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Asset-backed securities: | Level 2
Benefit Plan Information
Fair value of plan assets	6	5
Postretirement Benefits | Asset-backed securities: | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Collateralized mortgage obligations
Benefit Plan Information
Fair value of plan assets	4	7
Postretirement Benefits | Collateralized mortgage obligations | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Collateralized mortgage obligations | Level 2
Benefit Plan Information
Fair value of plan assets	4	7
Postretirement Benefits | Collateralized mortgage obligations | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Other - fixed income
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Other - fixed income | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Other - fixed income | Level 2
Benefit Plan Information
Fair value of plan assets	1	1
Postretirement Benefits | Other - fixed income | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private placements
Benefit Plan Information
Fair value of plan assets	11	11
Postretirement Benefits | Private placements | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private placements | Level 2
Benefit Plan Information
Fair value of plan assets	11	9
Postretirement Benefits | Private placements | Level 3
Benefit Plan Information
Fair value of plan assets	0	2
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	2	7
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	2	7
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity
Benefit Plan Information
Fair value of plan assets	170	187
Postretirement Benefits | Private Equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Private Equity | Level 3
Benefit Plan Information
Fair value of plan assets	170	187	226
Postretirement Benefits | Buyouts
Benefit Plan Information
Fair value of plan assets	51	56
Postretirement Benefits | Buyouts | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Buyouts | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Buyouts | Level 3
Benefit Plan Information
Fair value of plan assets	51	56
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Fair value of plan assets	(2)	0
Postretirement Benefits | Derivative instruments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Derivative instruments | Level 3
Benefit Plan Information
Fair value of plan assets	(2)	0
Postretirement Benefits | Direct investments
Benefit Plan Information
Fair value of plan assets	4	0
Postretirement Benefits | Direct investments | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Direct investments | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Direct investments | Level 3
Benefit Plan Information
Fair value of plan assets	4	0
Postretirement Benefits | Distressed debt
Benefit Plan Information
Fair value of plan assets	11	17
Postretirement Benefits | Distressed debt | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Distressed debt | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Distressed debt | Level 3
Benefit Plan Information
Fair value of plan assets	11	17
Postretirement Benefits | Growth equity
Benefit Plan Information
Fair value of plan assets	3	1
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Growth equity | Level 3
Benefit Plan Information
Fair value of plan assets	3	1
Postretirement Benefits | Mezzanine
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Mezzanine | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Mezzanine | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Mezzanine | Level 3
Benefit Plan Information
Fair value of plan assets	3	3
Postretirement Benefits | Real estate
Benefit Plan Information
Fair value of plan assets	4	4
Postretirement Benefits | Real estate | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Real estate | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Real estate | Level 3
Benefit Plan Information
Fair value of plan assets	4	4
Postretirement Benefits | Secondary
Benefit Plan Information
Fair value of plan assets	5	6
Postretirement Benefits | Secondary | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Secondary | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Secondary | Level 3
Benefit Plan Information
Fair value of plan assets	5	6
Postretirement Benefits | Venture capital
Benefit Plan Information
Fair value of plan assets	91	100
Postretirement Benefits | Venture capital | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Venture capital | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Venture capital | Level 3
Benefit Plan Information
Fair value of plan assets	91	100
Postretirement Benefits | Absolute Return
Benefit Plan Information
Fair value of plan assets	55	57
Postretirement Benefits | Absolute Return | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Absolute Return | Level 2
Benefit Plan Information
Fair value of plan assets	27	40
Postretirement Benefits | Absolute Return | Level 3
Benefit Plan Information
Fair value of plan assets	28	17	20
Postretirement Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Fair value of plan assets	48	43
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 2
Benefit Plan Information
Fair value of plan assets	27	40
Postretirement Benefits | Hedge funds and hedge fund of funds | Level 3
Benefit Plan Information
Fair value of plan assets	21	3
Postretirement Benefits | Bank loan and other fixed income funds
Benefit Plan Information
Fair value of plan assets	7	14
Postretirement Benefits | Bank loan and other fixed income funds | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 2
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Bank loan and other fixed income funds | Level 3
Benefit Plan Information
Fair value of plan assets	7	14
Postretirement Benefits | Commodities
Benefit Plan Information
Fair value of plan assets	7	18
Postretirement Benefits | Commodities | Level 1
Benefit Plan Information
Fair value of plan assets	0	0
Postretirement Benefits | Commodities | Level 2
Benefit Plan Information
Fair value of plan assets	3	14
Postretirement Benefits | Commodities | Level 3
Benefit Plan Information
Fair value of plan assets	4	4	3
Postretirement Benefits | Cash and Cash Equivalents
Benefit Plan Information
Fair value of plan assets	101	61
Postretirement Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Fair value of plan assets	51	10
Postretirement Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Fair value of plan assets	50	51
Postretirement Benefits | Cash and Cash Equivalents | Level 3
Benefit Plan Information
Fair value of plan assets	$ 0	$ 0

Pension and Postretirement Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	$ 12,102	$ 11,575
Foreign currency exchange	0	0
Fair value, ending balance	13,781	12,102
United States Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	3,203	3,459
Net transfers into / (out of) level 3	467	(54)
Purchases, sales, issuances and settlements, net	(407)	(254)
Realized gain (loss)	221	(21)
Change in unrealized gains/(losses) relating to instruments sold during the period	(73)	72
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	182	1
Fair value, ending balance	3,593	3,203
United States Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	3,899	3,339
United States Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	442	506
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(1)	(52)
Realized gain (loss)	0	3
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(8)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	43	(7)
Fair value, ending balance	483	442
United States Qualified and Non-qualified Pension Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	4,088	4,014
United States Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	74	144
Net transfers into / (out of) level 3	(5)	5
Purchases, sales, issuances and settlements, net	(73)	(97)
Realized gain (loss)	25	21
Change in unrealized gains/(losses) relating to instruments sold during the period	(19)	(17)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	18
Fair value, ending balance	2	74
United States Qualified and Non-qualified Pension Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	2,143	2,063
United States Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2,062	2,075
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(108)	(108)
Realized gain (loss)	120	(50)
Change in unrealized gains/(losses) relating to instruments sold during the period	(3)	133
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	65	12
Fair value, ending balance	2,136	2,062
United States Qualified and Non-qualified Pension Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	1,698	1,755
United States Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	520	623
Net transfers into / (out of) level 3	472	(59)
Purchases, sales, issuances and settlements, net	(225)	3
Realized gain (loss)	76	5
Change in unrealized gains/(losses) relating to instruments sold during the period	(49)	(36)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	71	(16)
Fair value, ending balance	865	520
United States Qualified and Non-qualified Pension Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	209	540
United States Qualified and Non-qualified Pension Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	105	111
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	3	(6)
Fair value, ending balance	107	105
International Qualified and Non-qualified Pension Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	4,643	4,355
Foreign currency exchange	62	(74)
Fair value, ending balance	5,222	4,643
International Qualified and Non-qualified Pension Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	481	546
Net transfers into / (out of) level 3	0	(96)
Foreign currency exchange	0	(12)
Purchases, sales, issuances and settlements, net	101	20
Realized gain (loss)	0	1
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	15	22
Fair value, ending balance	597	481
International Qualified and Non-qualified Pension Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	1,721	1,676
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	5	98
Net transfers into / (out of) level 3	0	(93)
Foreign currency exchange	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	0
Fair value, ending balance	5	5
International Qualified and Non-qualified Pension Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	2,571	2,127
International Qualified and Non-qualified Pension Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	39	34
Net transfers into / (out of) level 3	0	0
Foreign currency exchange	2	(1)
Purchases, sales, issuances and settlements, net	(2)	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(3)	6
Fair value, ending balance	36	39
International Qualified and Non-qualified Pension Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	116	155
International Qualified and Non-qualified Pension Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	67	70
Net transfers into / (out of) level 3	0	(21)
Foreign currency exchange	(4)	(1)
Purchases, sales, issuances and settlements, net	11	17
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(3)	2
Fair value, ending balance	71	67
International Qualified and Non-qualified Pension Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	604	602
International Qualified and Non-qualified Pension Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	370	344
Net transfers into / (out of) level 3	0	18
Foreign currency exchange	2	(10)
Purchases, sales, issuances and settlements, net	92	3
Realized gain (loss)	0	1
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	21	14
Fair value, ending balance	485	370
Postretirement Benefits
Summary of changes in fair values of assets
Fair value, beginning balance	1,209	1,149
Foreign currency exchange	0	0
Fair value, ending balance	1,321	1,209
Postretirement Benefits | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	224	269
Net transfers into / (out of) level 3	15	(2)
Purchases, sales, issuances and settlements, net	(36)	(46)
Realized gain (loss)	14	(30)
Change in unrealized gains/(losses) relating to instruments sold during the period	(6)	17
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	7	16
Fair value, ending balance	218	224
Postretirement Benefits | Equities
Summary of changes in fair values of assets
Fair value, ending balance	586	512
Postretirement Benefits | Equities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	14	16
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	(1)
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	2	0
Fair value, ending balance	16	14
Postretirement Benefits | Fixed Income
Summary of changes in fair values of assets
Fair value, ending balance	410	377
Postretirement Benefits | Fixed Income | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	2	4
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(2)	(3)
Realized gain (loss)	1	1
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	1
Fair value, ending balance	0	2
Postretirement Benefits | Private Equity
Summary of changes in fair values of assets
Fair value, ending balance	170	187
Postretirement Benefits | Private Equity | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	187	226
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	(27)	(43)
Realized gain (loss)	11	(31)
Change in unrealized gains/(losses) relating to instruments sold during the period	(4)	20
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	3	15
Fair value, ending balance	170	187
Postretirement Benefits | Absolute Return
Summary of changes in fair values of assets
Fair value, ending balance	55	57
Postretirement Benefits | Absolute Return | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	17	20
Net transfers into / (out of) level 3	15	(2)
Purchases, sales, issuances and settlements, net	(7)	1
Realized gain (loss)	2	0
Change in unrealized gains/(losses) relating to instruments sold during the period	(1)	(1)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	2	(1)
Fair value, ending balance	28	17
Postretirement Benefits | Commodities
Summary of changes in fair values of assets
Fair value, ending balance	7	18
Postretirement Benefits | Commodities | Level 3
Summary of changes in fair values of assets
Fair value, beginning balance	4	3
Net transfers into / (out of) level 3	0	0
Purchases, sales, issuances and settlements, net	0	0
Realized gain (loss)	0	0
Change in unrealized gains/(losses) relating to instruments sold during the period	0	0
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	0	1
Fair value, ending balance	$ 4	$ 4

Pension and Postretirement Benefit Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation, high end of range	6.00%
Employer match of employee contributions, pre January 1, 2009, low end of range	60.00%
Employer match of employee contributions, pre January 1, 2009, high end of range	75.00%
Company match of eligible compensation, percent for employees hired on or after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Expenses related to defined contribution plans	$ 124	$ 109	$ 97
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 58	$ 54	$ 36

Derivatives (Details) (USD $)	1 Months Ended		12 Months Ended																					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 30, 2011 Fixed rate Medium-term note due 2016	Dec. 31, 2012 Fixed rate Medium-term note due 2016	Dec. 31, 2012 Cash flow hedge	Dec. 31, 2011 Cash flow hedge	Dec. 31, 2010 Cash flow hedge	Dec. 31, 2012 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2011 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2010 Cash flow hedge Foreign currency forward/option contracts	Dec. 31, 2012 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2011 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2010 Cash flow hedge Foreign currency forward/option contracts Cost of sales	Dec. 31, 2012 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2011 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2010 Cash flow hedge Foreign currency forward contracts	Dec. 31, 2012 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2011 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2010 Cash flow hedge Foreign currency forward contracts Interest expense	Dec. 31, 2012 Cash flow hedge Commodity price swap contracts	Dec. 31, 2011 Cash flow hedge Commodity price swap contracts	Dec. 31, 2010 Cash flow hedge Commodity price swap contracts	Dec. 31, 2012 Cash flow hedge Commodity price swap contracts Cost of sales	Dec. 31, 2011 Cash flow hedge Commodity price swap contracts Cost of sales	Dec. 31, 2010 Cash flow hedge Commodity price swap contracts Cost of sales	Aug. 31, 2011 Cash flow hedge Interest rate swap contracts	Dec. 31, 2012 Cash flow hedge Interest rate swap contracts	Dec. 31, 2011 Cash flow hedge Interest rate swap contracts	Dec. 31, 2010 Cash flow hedge Interest rate swap contracts	Aug. 31, 2011 Cash flow hedge Interest rate swap contracts Fixed rate Medium-term note due 2016	Dec. 31, 2012 Cash flow hedge Interest rate swap contracts Interest expense	Dec. 31, 2011 Cash flow hedge Interest rate swap contracts Interest expense	Dec. 31, 2010 Cash flow hedge Interest rate swap contracts Interest expense
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge						12 months												12 months
Dollar equivalent gross notional amount, foreign exchange forward and option contracts designated as cash flow hedges						$ 5,800,000,000
Dollar equivalent gross notional amount, natural gas commodity price swaps designated as cash flow hedges																		18,000,000
Dollar equivalent gross notional amount, forecasted debt issuance contracts designated as cash flow hedges																								400,000,000
Principal amount		1,000,000,000																										1,000,000,000
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			(10,000,000)	(50,000,000)	(9,000,000)	(35,000,000)	3,000,000	(30,000,000)				29,000,000	(42,000,000)	34,000,000				(4,000,000)	(4,000,000)	(13,000,000)				(7,000,000)	0	(7,000,000)
Pretax Gain (Loss) Recognized in Income on Effective Portion of Derivative as a Result of Reclassification from Accumulated Other Comprehensive Income			59,000,000	(134,000,000)	(15,000,000)				41,000,000	(87,000,000)	(39,000,000)				29,000,000	(41,000,000)	33,000,000				(10,000,000)	(6,000,000)	(9,000,000)				0		(1,000,000)	0	0
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges			(23,000,000)																					(4,000,000)	(3,000,000)
The time period estimated for the anticipated transfer of gains (losses), net from accumulated other comprehensive income into earnings			12 months
Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income			$ 0	$ 0	$ 0				$ 0	$ 0	$ 0				$ 0	$ 0	$ 0				$ 0	$ 0	$ 0						$ 0
Term of debt instrument	5 years																											5 years
Term of interest rate swap																								5 years

Derivatives (Details 2) In Millions, unless otherwise specified	Dec. 31, 2012 Fixed rate Eurobond Due 2014 EUR (€)	Oct. 31, 2008 Floating rate Medium-term note which matured in 2011	Nov. 30, 2006 Fixed rate note which matured in November 2009	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Aug. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2012 Fair value hedges Interest rate swap contracts USD ($)	Jul. 31, 2007 Fair value hedges Interest rate swap contracts Fixed rate Eurobond Due 2014 EUR (€)	Aug. 31, 2010 Fair value hedges Interest rate swap contracts Fixed rate Eurobond Due 2014 EUR (€)	Oct. 31, 2008 Fair value hedges Interest rate swap contracts Floating rate Medium-term note which matured in 2011 USD ($) Derivative	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Fair value hedges USD ($)	Dec. 31, 2012 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2011 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)	Dec. 31, 2010 Derivatives designated as hedging instruments Fair value hedges Interest rate swap contracts Interest expense USD ($)
Derivatives in Cash Flow Hedging Relationships
Notional amount, interest rate swaps designated as fair value hedges							$ 342	€ 400		$ 800
Term of debt instrument		3 years	3 years	7 years				7 years		3 years
Face amount	775				1,017			750		800
Termination of notional amount of fixed-to-floating interest rate swap						150			150
Gain (loss) on termination of fixed-to-floating interest rate swap will be amortized over this debt's remaining life									18
Number of fixed-to-floating interest rate swaps										2
Interest rate, stated percentage (as a percent)		4.50%		5.00%						4.50%
Gain (Loss) on Derivative Recognized in income											(5)	(10)	(16)	(5)	(10)	(16)
Gain (Loss) on Hedged Item Recognized in Income											$ 5	$ 10	$ 16	$ 5	$ 10	$ 16

Derivatives (Details 3) In Millions, unless otherwise specified	1 Months Ended		1 Months Ended		12 Months Ended						1 Months Ended
	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007	Dec. 31, 2012 Eurobond 750 Million Euros Issued July2007 USD ($)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December2007	Dec. 31, 2012 Eurobond 275 Million Euros Issued December2007 USD ($)	Dec. 31, 2012 Net Investment Hedges USD ($)	Dec. 31, 2011 Net Investment Hedges USD ($)	Dec. 31, 2010 Net Investment Hedges USD ($)	Dec. 31, 2012 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2011 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Dec. 31, 2010 Net Investment Hedges Foreign Currency Denominated Debt USD ($)	Jul. 31, 2007 Net Investment Hedges Foreign Currency Denominated Debt Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2007 Net Investment Hedges Foreign Currency Denominated Debt Eurobond 275 Million Euros Issued December2007 EUR (€)
Net investment hedges
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income on Effective Portion of Instrument					$ (29)	$ 41	$ 111	$ (29)	$ 41	$ 111
Ineffective Portion of Gain (Loss) on Derivative and Amount Excluded from Effectiveness Testing Recognized in Income					0	0	0	0	0	0
Term of debt instrument	7 years		7 years								7 years	7 years
Face amount		$ 1,017		$ 366							€ 750	€ 275

Derivatives (Details 4) (Derivatives not designated as hedging instruments, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives not designated as hedging instruments
Gross notional amount of forward, option and swap contracts not designated as hedging instruments	$ 1,000,000,000
Gain (Loss) on Derivative Recognized in income	(2,000,000)	22,000,000	(42,000,000)
Foreign currency forward/option contracts | Cost of sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	(24,000,000)	13,000,000	(24,000,000)
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	22,000,000	9,000,000	(19,000,000)
Commodity price swap contracts | Cost of sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ 0	$ 0	$ 1,000,000

Derivatives (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 72	$ 135
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	49
Year-on-year currency effects, including hedging impact	(103)	154
Year-on-year derivative and other transaction gains and (losses) impact	49
Derivatives designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	62	110
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	86	41
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	39	82
Derivatives designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	85	34
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Derivatives designated as hedging instruments | Commodity price swap contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Derivatives designated as hedging instruments | Interest rate swap contracts | Other assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Derivatives designated as hedging instruments | Interest rate swap contracts | Other liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Derivatives not designated as hedging instruments
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	10	25
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	20	8
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current assets
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	10	25
Derivatives not designated as hedging instruments | Foreign currency forward/option contracts | Other current liabilities
Location and Fair Value Amount of Derivative Instruments
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 20	$ 8

Derivatives (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 72	$ 135
Net Amounts of Derivative Assets	47	121
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	67	101
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	25	14
Cash Collateral Received	0	0
Net Amounts of Derivative Assets	42	87
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	5	34
Net Amounts of Derivative Assets	$ 5	$ 34

Derivatives (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 106	$ 49
Net Amount of Derivative Liabilities	81	35
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	43
Gross Amount of Elgible Offsetting Recognized Derivative Assets	25	14
Cash Collateral Pledged	0	0
Net Amount of Derivative Liabilities	81	29
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	6
Net Amount of Derivative Liabilities	$ 0	$ 6

Derivatives (Details 8)	12 Months Ended
Dec. 31, 2012 CounterParties
Derivatives
Number of primary derivative counterparties	8
Number of master netting agreements supported by primary counterparty's parent guarantee	1
Number of primary derivaties counterparties that 3M has credit support agreements with primary counterparties parent.	6

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 2,810	$ 2,357
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	72	135
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	106	49
Fair value on a recurring basis | Fair Value | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	49	107
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	105	42
Fair value on a recurring basis | Fair Value | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Fair value on a recurring basis | Fair Value | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Fair value on a recurring basis | Fair Value | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	287	480
Fair value on a recurring basis | Fair Value | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	23
Fair value on a recurring basis | Fair Value | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	965	668
Fair value on a recurring basis | Fair Value | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	41	49
Fair value on a recurring basis | Fair Value | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	116	30
Fair value on a recurring basis | Fair Value | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	942	718
Fair value on a recurring basis | Fair Value | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	157	268
Fair value on a recurring basis | Fair Value | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	90	64
Fair value on a recurring basis | Fair Value | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	39	5
Fair value on a recurring basis | Fair Value | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	72	34
Fair value on a recurring basis | Fair Value | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	27	14
Fair value on a recurring basis | Fair Value | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	4
Fair value on a recurring basis | Fair Value | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	3	4
Fair value on a recurring basis | Level 1 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	49	98
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	104	42
Fair value on a recurring basis | Level 1 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	7
Fair value on a recurring basis | Level 1 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 1 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	72	34
Fair value on a recurring basis | Level 1 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	3	4
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	9
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	0
Fair value on a recurring basis | Level 2 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	23	28
Fair value on a recurring basis | Level 2 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	287	480
Fair value on a recurring basis | Level 2 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	67	23
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	965	668
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	41	49
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	116	30
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	942	718
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	157	268
Fair value on a recurring basis | Level 2 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	90	64
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	39	5
Fair value on a recurring basis | Level 2 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	27	14
Fair value on a recurring basis | Level 2 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	0	0
Fair value on a recurring basis | Level 3 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign government debt
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Auction rate securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	7	4
Fair value on a recurring basis | Level 3 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 0	$ 0

Fair Value Measurements (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 4	$ 7	$ 5
Total gains or losses included in earnings	0	0	0
Total gains or losses included in other comprehensive income	3	(3)	2
Purchases, issuances, and settlements	0	0	0
Transfers in and/or out of Level 3	0	0	0
Balance at the end of the period	7	4	7
Additional losses included in earnings due to reclassification from other comprehensive income for:
Securities sold during the period ended December 31	0	0	0
Securities still held at December 31	$ 0	$ 0	$ 0

Fair Value Measurements (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments
Long-term debt - excluding current portion - carrying value	$ 4,916	$ 4,484
Carrying Amount
Financial Instruments
Long-term debt - excluding current portion - carrying value	4,916	4,484
Fair Value
Financial Instruments
Long-term debt, excluding current portion - fair value	$ 5,363	$ 5,002

Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2003 Building in United Kingdom GBP (£)	Dec. 31, 2012 Building in United Kingdom USD ($)	Dec. 31, 2009 IT Investment USD ($)
Capital and Operating Leases:
Rental expense under operating leases	$ 300	$ 279	$ 262
Number of primary capital leases	2
Capital and operating leases with non-cancelable terms, low end of range	1 year
Primary Capital Leases
Capital lease term (in years)				22 years		7 years
Capital lease obligation	90			33.5	54	50
Minimum lease payments under capital leases
2013	22
2014	21
2015	8
2016	7
2017	4
After 2017	34
Total	96
Less: Amounts representing interest	6
Less: Current obligations under capital leases	19
Long-term obligations under capital leases	71	79
Minimum lease payments under operating leases
2013	194
2014	158
2015	119
2016	77
2017	68
After 2017	119
Total	735
Warranties/Guarantees:
Accrued product warranty liabilities	$ 28	$ 28

Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 Claimant Claim	Dec. 31, 2011 Claimant	Dec. 31, 2010
Respirator Mask/Asbestos Litigation
Loss contingencies
Accrued loss contingency reserve	$ 154,000,000	$ 130,000,000	$ 126,000,000
Insurance receivables	87,000,000	121,000,000	122,000,000
Number of individual claimants	2,060	2,260
Number of total claims settled and taken to trial	9
Number of total claims tried to verdict	8
Number of total claims settled and tried to verdict	7
Number of total claims dismissed	1
Increase in insurance liabilities	71,000,000
Increase in insurance recovery receivable	39,000,000
Payments for fees and settlements related to litigation	45,000,000
Respirator Mask/Asbestos Litigation - State of West Virginia
Loss contingencies
Number of additional defendants	2
Respirator Mask/Asbestos litigation - Excluding Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	126,000,000
Insurance Disclaimer Action
Loss contingencies
Payments received in connection with respirator mask/asbestos receivable	72,000,000
Number of insurers who filed a declaratory judgment action against the company	2
Number of the entity's insurers named in the action, low end of range	60
Litigation settlement awarded	87,000,000
Respirator Mask/Asbestos Litigation - Aearo Technologies
Loss contingencies
Accrued loss contingency reserve	28,000,000
Annual fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995	400,000
Environmental Matters - Remediation
Loss contingencies
Accrued loss contingency reserve	29,000,000	28,000,000	24,000,000
Insurance receivables	11,000,000	15,000,000	15,000,000
Number of years remediation payments expected to be paid for applicable sites, high end of range	20 years
Environmental Matters - Regulatory Activities
Loss contingencies
Number of PFCs the EPA has proposed to have public water suppliers monitor	6
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds	2 years
Environmental Matters - Regulatory Activities | Alabama
Loss contingencies
Number of landfills to be tested by the entity pursuant to a Memorandum of Understanding with the EPA	3
Wastewater treatment plant sludge containing PFCs surrounding Decatur facility	20 years
Environmental Matters - Regulatory Activities | Minnesota
Loss contingencies
Number of sites where remediation work will continue into 2013	2
Environmental Matters - Litigation | Morgan County, Alabama
Loss contingencies
Total number of named plaintiffs, second purported class action	3
Environmental Matters - Litigation | Minnesota
Loss contingencies
Number of days court stayed discovery	180 days
Environmental Matters - Litigation | Lake Elmo, Minnesota
Loss contingencies
Claim asserted for alleged contamination, low end	50,000
Environmental Matters - Litigation | Metropolitan Council, Minnesota
Loss contingencies
Claim asserted for alleged contamination, low end	50,000
Number of wastewater treatment plants from which PFC-containing sludge and biosolids may allegedly be discharged by Metropolitan Council, low end of range	1
Environmental Matters - Litigation | New Jersey
Loss contingencies
Lower end of range of number of companies served with a complaint	250
Number of companies, in addition to Maxus Energy, Tierra Solutions and Occidental Chemical involved in an enforcement action	2
Total cost of clean-up proposed by the EPA, of which the Company believes its applicable share, if any, is likely to be a fraction of one percent	1,000,000,000
Total cost of cleanup proposed by EPA of which company believes its applicable share to be fraction of this maximum percentage (as a percent)	1.00%
Number of commercial drum conditioning facilities used	2
Environmental Matters - Other Environmental Litigation
Loss contingencies
Accrued loss contingency reserve	57,000,000	75,000,000	90,000,000
Insurance receivables	$ 15,000,000	$ 0	$ 0
Number of years remediation payments expected to be paid for applicable sites, high end of range	4 years
Number of former disposal sites with PFC present in soil and groundwater in Washington County Minnesota	2

Commitments and Contingencies (Details 3)	Dec. 31, 2012 Claim Claimant
Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending	1,149
Number of lawsuits pending, specific claims asserted percentage	40.00%
Number of defendants included in typical complaint, low end of range	12
Number of defendants included in typical complaint, high end of range	100
Number of lawsuits pending, specific claims asserted	465
Less than $100,000 specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	281
Less than $100,000 specific damages | $15 thousand punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	18
Less than $100,000 specific damages | $10 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	13
Less than $100,000 specific damages | $20 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	3
More than $100,000 and less than $3 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	59
More than $100,000 and less than $3 million specific damages | $250 thousand punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	45
More than $100,000 and less than $3 million specific damages | $1 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	8
More than $3 million and less than $7.5 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	7
More than $3 million and less than $7.5 million specific damages | $5 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	7
$10 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	5
$10 million specific damages | $10 million punitive damages
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
$50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
$50 million specific damages | $50 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	4
Excess of $50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	37
Excess of $50 million specific damages | $100 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	36
More than $10 million and less than $50 million specific damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	72
More than $10 million and less than $50 million specific damages | $13 million punitive damages | Respirator Mask/Asbestos Litigation
Loss contingencies
Number of lawsuits pending, specific claims asserted	72

Commitments and Contingencies (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 ClassActions
Commercial Litigation - Cogent Inc. - Delaware Court of Chancery
Loss contingencies
Number of Cogent, Inc. shares held by subsidiary shareholders that have asserted appraisal rights	5,800,000
Number of lawsuits filed	3
Commercial Litigation - Ceradyne Inc.
Loss contingencies
Number of purported class actions filed	4
Number of Ceradyne shareholders who filed petition for appraisal rights under Delaware law	1
Commercial Litigation - Ceradyne Inc. California Superior Court
Loss contingencies
Number of purported class actions filed	2
Commercial Litigation - Ceradyne Inc. Delaware Chancery Court
Loss contingencies
Number of purported class actions filed	2
Commercial Litigation - Avery Dennison
Loss contingencies
Number of Avery patents for which 3M seeks a declaratory judgment	2
Total number of disputed terms ruled in favor of the company	16
Total number of disputed terms	19
Number of cases Avery has filed motion to join	3
Number of patents where reexamination was denied	1
Number of patents where all claims were rejected	2
Number of patents Avery has sought reexamination of in suit	5
Commercial Litigation - Meda AB
Loss contingencies
The estimated minimum amount the lawsuit seeks to recover	300
Number of new claims filed	3
Commercial Litigation - TransWeb Corporation
Loss contingencies
Number of counts jury did not rule in favor of Transweb	1

Commitments and Contingencies (Details 6)	12 Months Ended
Dec. 31, 2012
Product Liability - Filters
Product Liability Litigation
Number of customers who obtained an order in the French Courts against SAS 3M Purification	1
Number of customers who filed a lawsuit against 3M Deutshland GmbH	1
Number of other customers the Company has resolved claims with	2
Product Liability Litigation - EDF
Product Liability Litigation
Number of lawsuits filed	1
Estimated time commercial court may take to render decision, low end of range	6 months
Estimated time commercial court may take to render decision, high end of range	1 year

Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2012 Participants
Stock-Based Compensation
Vesting period for awards prior to May 2005 grant	1 year
Vesting period for awards after May 2005 grant	3 years
Expiration of annual grants	10 years
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	5 years
Percent of stock-based compensation related to retiree-eligible population	30.00%
Number of participants with outstanding options, restricted stock, or restricted stock units	11,564

Stock-Based Compensation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	$ 223	$ 253	$ 274
Income tax benefits	(67)	(80)	(98)
Stock-based compensation expenses, net of tax	156	173	176
Cost of sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	27	29	31
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	167	192	209
Research, development and related expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation programs expense	$ 29	$ 32	$ 34

Stock-Based Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Option Program	Dec. 31, 2011 Stock Option Program	Dec. 31, 2010 Stock Option Program	Dec. 31, 2012 Stock Option Program Annual	Dec. 31, 2011 Stock Option Program Annual	Dec. 31, 2010 Stock Option Program Annual	Dec. 31, 2012 Stock Option Program Progressive (Reload)	Dec. 31, 2011 Stock Option Program Progressive (Reload)	Dec. 31, 2010 Stock Option Program Progressive (Reload)	Dec. 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2011 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2010 General Employees' Stock Purchase Plan (GESPP)	May 31, 2012 General Employees' Stock Purchase Plan (GESPP)	Dec. 31, 2012 3M Long Term Incentive Plan	May 31, 2012 3M Long Term Incentive Plan	May 31, 2010 3M Long Term Incentive Plan
Stock Option Program
Balance at the beginning of the period				64,148,415	70,335,044	74,268,165
Granted - Annual				5,770,190	5,514,500	5,788,313							1,455,545	1,433,609	1,325,579
Granted - Progressive (Reload)				110,065	237,839	188,105
Granted - Other				51,661	8,953	27,911
Exercised				(13,123,617)	(11,625,863)	(9,678,654)							(1,455,545)	(1,433,609)	(1,325,579)
Canceled				(391,684)	(322,058)	(258,796)
Balance at the end of the period				56,565,030	64,148,415	70,335,044
Weighted average exercise price - Beginning balance				$ 77.28	$ 74.8	$ 72.39
Weighted average exercise price - Granted - Annual				$ 87.91	$ 89.46	$ 78.79							$ 75.32	$ 73.67	$ 70.57
Weighted average exercise price - Granted - Progressive (Reload)				$ 89.65	$ 94.02	$ 88.67
Weighted average exercise price - Granted - Other				$ 89.25	$ 86.71	$ 82.13
Weighted average exercise price - Exercised				$ 68.78	$ 68.47	$ 59.11							$ 75.32	$ 73.67	$ 70.57
Weighted average exercise price - Canceled				$ 83.65	$ 75.09	$ 70.76
Weighted average exercise price - Ending balance				$ 80.33	$ 77.28	$ 74.8
Options exercisable				45,207,143	52,644,364	58,201,617
Options exercisable, exercise price				$ 78.78	$ 76.9	$ 75.87
Weighted Average Remaining Contractual Life for options outstanding				55 months
Aggregate Intrinsic Value for options outstanding				$ 709
Weighted Average Remaining Contractual Life for options exercisable				44 months
Aggregate Intrinsic Value for options exercisable				637
Compensation expense yet to be recognized				54
Weighted average life of remaining vesting period				21 months
Total intrinsic value of stock options exercised				282	287	263
Cash received from options exercised				903	796	571
Tax benefit realized from exercise of stock options				98	96	93
Share- based compensation assumptions
Weighted average exercise price							$ 87.89	$ 89.47	$ 78.72	$ 87.89	$ 93.94	$ 86.72
Risk-free interest rate (as a percent)							1.10%	2.80%	2.80%	0.20%	0.40%	0.60%
Dividend yield (as a percent)							2.60%	2.60%	2.50%	2.60%	2.60%	2.50%
Expected volatility (as a percent)							24.50%	22.00%	25.70%	23.40%	21.50%	33.20%
Expected life							74 months	72 months	72 months	19 months	15 months	17 months
Black-Scholes fair value							$ 14.94	$ 16.1	$ 16.5	$ 8.5	$ 7.49	$ 12.01	$ 13.29	$ 13	$ 12.45
Option price, percentage of market value at date of grant													85.00%
Option price, discount from market value at date of grant													15.00%
Number of shares authorized													60,000,000					100,000,000	64,000,000
Number of additional shares authorized																30,000,000		36,000,000
Number of shares available for grant under the 2008 Long Term Incentive Plan Program													31,445,207	2,900,751	4,334,360		48,786,751
Stock-based compensation programs expense	$ 223	$ 253	$ 274										$ 19	$ 19	$ 17
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010																	3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 11, 2010 and prior to May 8, 2012																	2.87
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 8, 2012, or later																	3.5

Stock-Based Compensation (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock and Restricted Stock Units
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance		4,858,972	4,812,657	4,379,480
Number of Awards - Granted - Annual		968,522	889,448	902,549
Number of Awards - Granted - Other		99,337	351,624	527,823
Number of Awards - Vested		(2,594,468)	(1,077,816)	(948,233)
Number of Awards - Forfeited		(70,801)	(116,941)	(48,962)
Number of Awards - Nonvested - Ending balance		3,261,562	4,858,972	4,812,657
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance		$ 73.02	$ 68.75	$ 68.85
Weighted Average Grant Date Fair Value - Granted - Annual		$ 87.92	$ 89.46	$ 78.81
Weighted Average Grant Date Fair Value - Granted - Other		$ 85.07	$ 87.07	$ 70.09
Weighted Average Grant Date Fair Value - Vested		$ 63.51	$ 72.21	$ 79.12
Weighted Average Grant Date Fair Value - Forfeited		$ 82.65	$ 72.01	$ 76.22
Weighted Average Grant Date Fair Value - Nonvested - Ending balance		$ 85.17	$ 73.02	$ 68.75
Weighted average life of remaining vesting period		25 months
Vesting period, generally		3 years
Vesting period of "buyout" grant of restricted stock units	5 years
Fair value that vested		$ 228	$ 102	$ 75
Compensation expense yet to be recognized		79
Tax benefit realized from vesting		86	36	20
Performance Shares
Unit and Shares Activity:
Number of Awards - Nonvested - Beginning balance		878,872	760,645	0
Number of Awards - Granted - Annual		467,531	415,024	370,575
Number of Awards - Vested		0	(206,410)	0
Number of Awards - Performance change		(178,838)	(39,323)	396,390
Number of Awards - Forfeited		(78,481)	(51,064)	(6,320)
Number of Awards - Nonvested - Ending balance		1,089,084	878,872	760,645
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures
Weighted Average Grant Date Fair Value - Nonvested - Beginning balance		$ 78.55	$ 73.99	$ 0
Weighted Average Grant Date Fair Value - Granted - Annual		$ 81.55	$ 84.58	$ 74.46
Weighted Average Grant Date Fair Value - Vested		$ 0	$ 72.77	$ 0
Weighted Average Grant Date Fair Value - Performance change		$ 81.27	$ 82.1	$ 73.55
Weighted Average Grant Date Fair Value - Forfeited		$ 80.21	$ 80.2	$ 73.92
Weighted Average Grant Date Fair Value - Nonvested - Ending balance		$ 79.27	$ 78.55	$ 73.99
Performance criteria, number of key factors		3
Share-based compensation arrangement by share-based payment award, award performance period		3 years
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions, minimum		0.00%
Number of shares to be delivered based on percent of each performance share granted upon satisfaction of performance conditions, maximum		200.00%
Vesting period, low end of range		1 year
Vesting period, high end of range		3 years
Weighted average life of remaining vesting period		11 months
Fair value that vested			18
Compensation expense yet to be recognized		11
Tax benefit realized from vesting			$ 5

Business Segments (Details)	12 Months Ended
Dec. 31, 2012 Segment
Business Segments
Number of operating business segments	5

Business Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Operating Income									6,483	6,178	5,918
Assets	33,876				31,616				33,876	31,616	30,156
Depreciation and Amortization									1,288	1,236	1,120
Capital Expenditures									1,484	1,379	1,091
Industrial
Business Segment Information
Net sales									9,943	9,629	8,116
Operating Income									2,236	1,983	1,720
Assets	8,587				7,553				8,587	7,553	6,486
Depreciation and Amortization									323	337	312
Capital Expenditures									415	383	304
Safety and Graphics
Business Segment Information
Net sales									5,471	5,458	4,873
Operating Income									1,217	1,237	1,138
Assets	5,111				4,975				5,111	4,975	4,979
Depreciation and Amortization									238	251	225
Capital Expenditures									190	204	157
Electronics and Energy
Business Segment Information
Net sales									5,458	5,732	5,632
Operating Income									1,026	1,140	1,207
Assets	5,512				5,296				5,512	5,296	5,196
Depreciation and Amortization									266	255	243
Capital Expenditures									350	274	293
Health Care
Business Segment Information
Net sales									5,138	5,011	4,492
Operating Income									1,641	1,484	1,357
Assets	4,296				4,190				4,296	4,190	4,181
Depreciation and Amortization									169	199	130
Capital Expenditures									113	159	78
Consumer
Business Segment Information
Net sales									4,386	4,230	3,926
Operating Income									943	855	859
Assets	2,445				2,423				2,445	2,423	2,169
Depreciation and Amortization									110	102	101
Capital Expenditures									105	98	70
Corporate and Unallocated
Business Segment Information
Net sales									4	9	11
Operating Income									(471)	(420)	(278)
Assets	7,925				7,179				7,925	7,179	7,145
Depreciation and Amortization									182	92	109
Capital Expenditures									311	261	189
Elimination of Dual Credit
Business Segment Information
Net sales									(496)	(458)	(388)
Operating Income									$ (109)	$ (101)	$ (85)

Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Operating Income									6,483	6,178	5,918
Property, plant and equipment - net	8,378				7,666				8,378	7,666
United States
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									10,571	10,071	9,254
Operating Income									1,938	1,639	1,647
Property, plant and equipment - net	4,279				3,980				4,279	3,980
Asia Pacific
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									9,092	9,108	8,259
Operating Income									2,450	2,523	2,400
Property, plant and equipment - net	2,029				1,887				2,029	1,887
Europe, Middle East, and Africa
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									6,730	7,076	6,259
Operating Income									1,163	1,150	1,112
Property, plant and equipment - net	1,499				1,271				1,499	1,271
Latin America and Canada
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									3,529	3,368	2,906
Operating Income									936	886	787
Property, plant and equipment - net	571				528				571	528
Other Unallocated
Net Sales Operating Income And Long Lived Assets By Geographic Area
Net sales									(18)	(12)	(16)
Operating Income									(4)	(20)	(28)
Property, plant and equipment - net	$ 0				$ 0				$ 0	$ 0

Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Data (Unaudited)
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Cost of sales	3,991	3,935	3,870	3,889	3,824	4,027	4,040	3,802	15,685	15,693	13,831
Net income including noncontrolling interest	1,004	1,180	1,186	1,141	974	1,103	1,177	1,103	4,511	4,357	4,163
Net income attributable to 3M	$ 991	$ 1,161	$ 1,167	$ 1,125	$ 954	$ 1,088	$ 1,160	$ 1,081	$ 4,444	$ 4,283	$ 4,085
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.43	$ 1.68	$ 1.68	$ 1.61	$ 1.36	$ 1.54	$ 1.63	$ 1.52	$ 6.4	$ 6.05	$ 5.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.41	$ 1.65	$ 1.66	$ 1.59	$ 1.35	$ 1.52	$ 1.6	$ 1.49	$ 6.32	$ 5.96	$ 5.63